      As filed with the Securities and Exchange Commission on April 29, 2005
                                                              File No. 333-69491
                                                                       811-08580
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         Pre-Effective Amendment No.                                         [ ]
                                      ---
         Post-Effective Amendment No.  11                                    [X]
                                      ---

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 85                                                    [X]
                      ----

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE
                           (Exact Name of Registrant)

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                                 P. O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                   Hartford Life and Annuity Insurance Company
                                 P. O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

       ___ immediately upon filing pursuant to paragraph (b) of Rule 485
       _X_ on May 2, 2005 pursuant to paragraph (b) of Rule 485
       ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
       ___ on _______, 2003 pursuant to paragraph (a)(1) of Rule 485
       ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    PART A

SELECT DIMENSIONS VARIABLE ANNUITY
SEPARATE ACCOUNT THREE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-4397 (ACCOUNT EXECUTIVES)                  [THE HARTFORD LOGO]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This prospectus describes information you should know before you purchase Series II and Series IIR of Select Dimensions Variable Annuity. Please read it carefully before you purchase your variable annuity.


Select Dimensions Variable Annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- MONEY MARKET SUB-ACCOUNT which purchases Class X shares of Money Market Portfolio of the Morgan Stanley Select Dimensions Investment Series

- FLEXIBLE INCOME SUB-ACCOUNT which purchases Class X shares of Flexible Income Portfolio of the Morgan Stanley Select Dimensions Investment Series

- BALANCED GROWTH SUB-ACCOUNT which purchases Class X shares of Balanced Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series

- UTILITIES SUB-ACCOUNT which purchases Class X shares of Utilities Portfolio of the Morgan Stanley Select Dimensions Investment Series (Closed to Contracts issued on or after May 3, 2004)

- DIVIDEND GROWTH SUB-ACCOUNT which purchases Class X shares of Dividend Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series


- EQUALLY-WEIGHTED S&P 500 SUB-ACCOUNT (formerly Value-Added Market Sub-Account) which purchases Class Y shares of Equally-Weighted S&P 500 Portfolio of the Morgan Stanley Select Dimensions Investment Series


- GROWTH SUB-ACCOUNT which purchases Class X shares of Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series

- AMERICAN OPPORTUNITIES SUB-ACCOUNT which purchases Class X shares of American Opportunities Portfolio of the Morgan Stanley Select Dimensions Investment Series

- CAPITAL OPPORTUNITIES SUB-ACCOUNT which purchases Class X shares of Capital Opportunities Portfolio of the Morgan Stanley Select Dimensions Investment Series

- GLOBAL EQUITY SUB-ACCOUNT which purchases Class X shares of Global Equity Portfolio of the Morgan Stanley Select Dimensions Investment Series

- DEVELOPING GROWTH SUB-ACCOUNT which purchases Class X shares of Developing Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series

- CORE PLUS FIXED INCOME SUB-ACCOUNT which purchases Class I shares of Core Plus Fixed Income Portfolio of The Universal Institutional Funds, Inc.

- EMERGING MARKETS DEBT SUB-ACCOUNT which purchases Class I shares of Emerging Markets Debt Portfolio of The Universal Institutional Funds, Inc.

- EMERGING MARKETS EQUITY SUB-ACCOUNT which purchases Class I shares of Emerging Markets Equity Portfolio of The Universal Institutional Funds, Inc.

- HIGH YIELD SUB-ACCOUNT which purchases Class I shares of High Yield Portfolio of The Universal Institutional Funds, Inc.


- U.S. MID CAP VALUE SUB-ACCOUNT which purchases Class I shares of U.S. Mid Cap Value Portfolio of The Universal Institutional Funds, Inc.


- TECHNOLOGY SUB-ACCOUNT which purchases Class I shares of Technology Portfolio of The Universal Institutional Funds, Inc. (Closed to Contracts issued on or after May 3, 2004)

- ENTERPRISE SUB-ACCOUNT which purchases Class I shares of Enterprise Portfolio of the Van Kampen Life Investment Trust

- GROWTH AND INCOME SUB-ACCOUNT which purchases Class I shares of Growth and Income Portfolio of the Van Kampen Life Investment Trust


- AMERICAN FUNDS GLOBAL GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Growth Fund of American Funds Insurance Series ("American Funds Global Growth Fund")



- AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Small Capitalization Fund of American Funds Insurance Series ("American Funds Global Small Capitalization Fund")


- AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth Fund of American Funds Insurance Series ("American Funds Growth Fund")

- AMERICAN FUNDS GROWTH-INCOME FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth-Income Fund of American Funds Insurance Series ("American Funds Growth-Income Fund")


- AMERICAN FUNDS INTERNATIONAL FUND SUB-ACCOUNT which purchases Class 2 shares of the International Fund of American Funds Insurance Series ("American Funds International Fund")



- MFS CAPITAL OPPORTUNITIES SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Capital Opportunities Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)


- MFS EMERGING GROWTH SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Emerging Growth Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Investors Growth Stock Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS INVESTORS TRUST SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Investors Trust Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MFS TOTAL RETURN SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Total Return Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)


- FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND SUB-ACCOUNT (formerly Franklin Small Cap Fund Sub-Account) which purchases Class 2 shares of the Franklin Small-Mid Cap Growth Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Small-Mid Cap Growth Securities Fund")


- FRANKLIN STRATEGIC INCOME SECURITIES FUND SUB-ACCOUNT which purchases Class 1 shares of the Franklin Strategic Income Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Strategic Income Securities Fund")

- MUTUAL SHARES SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of Mutual Shares Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Mutual Shares Securities Fund")


- TEMPLETON DEVELOPING MARKETS SECURITIES FUND SUB-ACCOUNT which purchases Class 1 shares of the Templeton Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Developing Markets Securities Fund")


- TEMPLETON GROWTH SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Templeton Growth Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Growth Securities Fund")

You may also allocate some or all of your Premium Payment to the Fixed Account, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Account are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

- A bank deposit or obligation

- Federally insured

- Endorsed by any bank or governmental agency


This Contract and its features may not be available for sale in all states.

--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 2, 2005
STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 2, 2005

4
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                   5
--------------------------------------------------------------------------------
FEE TABLES                                                                    7
--------------------------------------------------------------------------------
HIGHLIGHTS                                                                    9
--------------------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                                 11
--------------------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                                11
--------------------------------------------------------------------------------
  The Separate Account                                                       11
--------------------------------------------------------------------------------
  The Portfolios                                                             11
--------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                              14
--------------------------------------------------------------------------------
FIXED ACCOUNT                                                                15
--------------------------------------------------------------------------------
THE CONTRACT                                                                 16
--------------------------------------------------------------------------------
  Purchases and Contract Value                                               16
--------------------------------------------------------------------------------
  Charges and Fees                                                           21
--------------------------------------------------------------------------------
  The Hartford's Principal First                                             23
--------------------------------------------------------------------------------
  Death Benefit                                                              25
--------------------------------------------------------------------------------
  Surrenders                                                                 29
--------------------------------------------------------------------------------
ANNUITY PAYOUTS                                                              30
--------------------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                                     33
--------------------------------------------------------------------------------
OTHER INFORMATION                                                            33
--------------------------------------------------------------------------------
  Legal Matters                                                              35
--------------------------------------------------------------------------------
  More Information                                                           36
--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                                   36
--------------------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     42
--------------------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           43
--------------------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES                           47
--------------------------------------------------------------------------------
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES                   50
--------------------------------------------------------------------------------
APPENDIX IV -- ACCUMULATION UNIT VALUES                                      51
--------------------------------------------------------------------------------

                                                                               5
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Account.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.


BENEFICIARY: The person(s) entitled to receive a payout at death, if any, upon the death of the Contract Owner, joint Contract Owner or Annuitant.


BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

6
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCOUNT: Part of our General Account, where you may allocate all or a portion of your Contract Value.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Account. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

                                                                               7
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage
  of Premium Payments)                               None
---------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments) (1)
    First Year (2)                                      7%
---------------------------------------------------------
    Second Year                                         6%
---------------------------------------------------------
    Third Year                                          6%
---------------------------------------------------------
    Fourth Year                                         5%
---------------------------------------------------------
    Fifth Year                                          4%
---------------------------------------------------------
    Sixth Year                                          3%
---------------------------------------------------------
    Seventh Year                                        2%
---------------------------------------------------------
    Eighth Year                                         0%
---------------------------------------------------------


(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.


(2) Length of time from each Premium Payment.


CONTRACT OWNER PERIODIC EXPENSES


THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                            $30
---------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
  of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                1.25%
---------------------------------------------------------
    Administrative Charge                            0.15%
---------------------------------------------------------
    Total Separate Account Annual Expenses           1.40%
---------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    The Hartford's Principal First Charge            0.50%
---------------------------------------------------------
    Optional Death Benefit Charge                    0.15%
---------------------------------------------------------
    Earnings Protection Benefit Charge               0.20%
---------------------------------------------------------
    Total Separate Account Annual Expenses with
     all optional charges                            2.25%
---------------------------------------------------------

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                    Minimum    Maximum
---------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                               0.25%      1.71%
---------------------------------------------------------------------------------------

8
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) If you Surrender your Contract at the end of the applicable time period:


1 year                                              $1,041
----------------------------------------------------------
3 years                                             $1,801
----------------------------------------------------------
5 years                                             $2,477
----------------------------------------------------------
10 years                                            $4,300
----------------------------------------------------------


(2) If you annuitize at the end of the applicable time period:


1 year                                              $  406
----------------------------------------------------------
3 years                                             $1,244
----------------------------------------------------------
5 years                                             $2,096
----------------------------------------------------------
10 years                                            $4,292
----------------------------------------------------------


(3) If you do not Surrender your Contract:


1 year                                              $  414
----------------------------------------------------------
3 years                                             $1,252
----------------------------------------------------------
5 years                                             $2,104
----------------------------------------------------------
10 years                                            $4,300
----------------------------------------------------------



CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?". Please refer to Appendix IV for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.

                                                                               9
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our Automatic Additions-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM    CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
----------------------------------------------
         1                       7%
----------------------------------------------
         2                       6%
----------------------------------------------
         3                       6%
----------------------------------------------
         4                       5%
----------------------------------------------
         5                       4%
----------------------------------------------
         6                       3%
----------------------------------------------
         7                       2%
----------------------------------------------
     8 or more                   0%
----------------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:


- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Sub-Accounts.



- ADMINISTRATIVE CHARGE -- This charge is for administration. It is deducted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.



- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Funds' prospectuses accompanying this prospectus for more complete information.



- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.



- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.



- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.


CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.


- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.


- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?


There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Account according to your last

10
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

instructions and will fluctuate with the performance of the underlying Funds.


If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

-  The Contract Value of your Contract;

-  Your Maximum Anniversary Value; or

- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.

Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- fixed dollar amount Automatic Annuity Payouts,

- variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

                                                                              11
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL CONTRACT INFORMATION

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



                               HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY              OF RATING      RATING    BASIS OF RATING
---------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                            2/15/05        A+  Financial Strength
---------------------------------------------------------------------------------
 Standard & Poor's                        2/15/05       AA-  Financial Strength
---------------------------------------------------------------------------------
 Fitch                                    2/15/05       AA   Financial Strength
---------------------------------------------------------------------------------


These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 22, 1994 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE PORTFOLIOS

The underlying investments for the Contract are shares of the portfolios or funds of Morgan Stanley Select Dimensions Investment Series, The Universal Institutional Funds, Inc., Van Kampen Life Investment Trust, American Funds Insurance Series, MFS-Registered Trademark-Variable Insurance Trust(SM) and Franklin Templeton Variable Insurance Products Trust, all open-ended investment companies.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES:

MONEY MARKET PORTFOLIO -- Seeks high current income, preservation of capital and liquidity.

FLEXIBLE INCOME PORTFOLIO -- Seeks, as a primary objective to provide a high level of current income. As a secondary objective the Portfolio seeks to maximize total return, but only to the extent consistent with its primary objective.

BALANCED GROWTH PORTFOLIO -- Seeks to provide capital growth with reasonable current income.

UTILITIES PORTFOLIO (Closed to Contracts issued on or after May 3, 2004) -- Seeks capital appreciation and current income.

DIVIDEND GROWTH PORTFOLIO -- Seeks to provide reasonable current income and long-term growth of income and capital.


EQUALLY-WEIGHTED S&P 500 PORTFOLIO (formerly Value-Added Market Portfolio) -- Seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income.


GROWTH PORTFOLIO -- Seeks long-term growth of capital.

AMERICAN OPPORTUNITIES PORTFOLIO -- Seeks long-term capital growth consistent with an effort to reduce volatility.

CAPITAL OPPORTUNITIES PORTFOLIO -- Seeks long-term capital growth.

12
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GLOBAL EQUITY PORTFOLIO -- Seeks to obtain total return on its assets primarily through long-term capital growth and to a lesser extent from income.

DEVELOPING GROWTH PORTFOLIO -- Seeks long-term capital growth.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:

HIGH YIELD PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities (commonly referred to as "junk bonds").


U.S. MID CAP VALUE PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.


EMERGING MARKETS DEBT PORTFOLIO -- Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

EMERGING MARKETS EQUITY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in growth oriented equity securities of issuers in emerging market countries.

CORE PLUS FIXED INCOME PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

TECHNOLOGY PORTFOLIO (Closed to Contracts issued on or after May 3, 2004) -- Seeks long-term capital appreciation by investing primarily in equity securities of companies that the Investment Adviser expects will benefit from their involvement in technology and technology-related industries.

VAN KAMPEN LIFE INVESTMENT TRUST:

ENTERPRISE PORTFOLIO -- Seeks capital appreciation through investments in securities believed by the Portfolio's investment adviser to have above average potential for capital appreciation.

GROWTH AND INCOME PORTFOLIO -- Seeks long-term growth of capital and income.

AMERICAN FUNDS INSURANCE SERIES:


AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers located around the world.



AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $2 billion.


AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.


AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.


MFS VARIABLE INSURANCE TRUST:


MFS-Registered Trademark- CAPITAL OPPORTUNITIES SERIES -- Seeks capital appreciation.


MFS-Registered Trademark- EMERGING GROWTH SERIES -- Seeks to provide long-term growth of capital.

MFS-Registered Trademark- INVESTORS GROWTH STOCK SERIES -- Seeks to provide long-term growth of capital and future income rather than current income.

MFS-Registered Trademark- INVESTORS TRUST SERIES -- Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

MFS-Registered Trademark- TOTAL RETURN SERIES -- Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:


FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND (formerly Franklin Small Cap Fund) -- Seeks long-term capital growth.



FRANKLIN STRATEGIC INCOME SECURITIES FUND -- Seeks to earn a high level of current income, with capital appreciation over the long term as a secondary objective.



MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation, with income as a secondary goal.



TEMPLETON DEVELOPING MARKETS SECURITIES FUND -- Seeks long-term capital appreciation.



TEMPLETON GROWTH SECURITIES FUND -- Seeks long-term capital growth.


THE INVESTMENT ADVISERS


Morgan Stanley Investment Advisors Inc. ("MS Advisors"), a Delaware Corporation, whose address is 1221 Avenue of the Americas, New York, New York 10020, is the Investment Manager for the Money Market Portfolio, the Flexible Income Portfolio, the Balanced Growth Portfolio, the Utilities Portfolio, the Dividend Growth Portfolio, the Equally-Weighted S&P 500 Portfolio, the Growth Portfolio, the American Opportunities Portfolio, the Capital Opportunities Portfolio, the Global Equity Portfolio, and the Developing Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series (the "Morgan Stanley Portfolios"). MS Advisors was incorporated in July, 1992 and is a wholly-owned subsidiary of Morgan Stanley.


MS Advisors provides administrative services, manages the Morgan Stanley Portfolios' business affairs and manages the investment of the Morgan Stanley Portfolios' assets, including the placing of orders for the purchase and sales of portfolio securities. MS Advisors has retained Morgan Stanley Services Company

                                                                              13
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
Inc., its wholly-owned subsidiary, to perform the aforementioned administrative services for the Morgan Stanley Portfolios. For its services, the Morgan Stanley Portfolios pay MS Advisors a monthly fee. See the accompanying Fund prospectus for a more complete description of MS Advisors and the respective fees of the Morgan Stanley Portfolios.

Morgan Stanley Investment Management Inc. ("MS Investment Management"), a Delaware corporation, whose address is 1221 Avenue of the Americas, New York, New York 10020, doing business in this instance as Van Kampen, is the investment adviser for the Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio, High Yield Portfolio, Core Plus Fixed Income Portfolio, U.S. Mid Cap Value Portfolio, and Technology Portfolio of The Universal Institutional Funds, Inc. As the investment adviser to these Portfolios, MS Investment Management, provides investment advice and portfolio management services. MS Investment Management, like MS Advisors, is a wholly-owned subsidiary of Morgan Stanley.

The Investment Adviser with respect to the Growth and Income Portfolio and Enterprise Portfolio is Van Kampen Asset Management, a wholly owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is an indirect wholly owned subsidiary of Morgan Stanley. Van Kampen Investments Inc. is a diversified asset management company with more than three million retail investor accounts, extensive capabilities for managing institutional portfolios. Van Kampen Investments Inc.'s more than 50 open-end and 30 closed-end funds and more than 2,700 unit investment trusts are professionally distributed by leading authorized dealers nationwide.

American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund and American Funds International Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers three classes of fund shares: Class 1 shares, Class 2 shares and Class 3 shares. This Annuity invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

MFS-Registered Trademark- Capital Opportunities Series, MFS-Registered Trademark- Emerging Growth Series, MFS-Registered Trademark- Investors Growth Stock Series, MFS-Registered Trademark- Investors Trust Series and MFS-Registered Trademark- Total Return Series are series of the MFS-Registered Trademark-Variable Insurance Trust(SM). The MFS Variable Insurance Trust(SM) is a professionally managed open-end management investment company. The MFS Variable Insurance Trust(SM) is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark-serves as the investment adviser to each of the Series of the MFS-Registered Trademark- Variable Insurance Trust(SM). MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.


Franklin Small-Mid Cap Growth Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, and Templeton Growth Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. In this Annuity, Franklin Small-Mid Cap Growth Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund offer Class 2 shares and Franklin Strategic Income Fund and Templeton Developing Markets Securities Fund offer Class I shares. The investment manager of Franklin Small-Mid Cap Growth Securities Fund and Franklin Strategic Income Securities Fund is Franklin Advisers, Inc. located at One Franklin Parkway, San Mateo, California 94403. The investment manager of Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078. The investment manager of Templeton Growth Securities Fund is Templeton Global Advisers Limited, located at Lyford Cay, Nassau, Bahamas. The investment manager of Templeton Developing Markets Securities Fund is Templeton Asset Management Ltd., located at 2 Exchange Square, Hong Kong.



MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus accompanying this prospectus.


VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

14
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments,

                                                                              15
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCOUNT
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCOUNT OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCOUNT. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Account become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Account are available to our general creditors.

In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Account. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.

We may credit interest at a rate in excess of the minimum guaranteed interest rate per year. We will periodically publish the Fixed Account interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Account on a "first-in first-out basis."

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCOUNT IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCOUNT MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Account during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.


DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our Fixed Account to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.



The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract according to your instructions on record for a subsequent Premium Payment.


Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we

16
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Account under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Account.

In Oregon, you may only sign up for DCA Plus Programs that are six months or longer.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series II of the Contract was sold before May 1, 2002. Series IIR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IIR for sale, if later.

HOW DO I PURCHASE A CONTRACT?


You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum initial Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our Automatic Additions Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payment that would equal or exceed $1,000,000 when combined with the total Premium Payments made to this Contract and any other Contract we issue to you or to your Annuitant.


You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We

                                                                              17
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.


Unless otherwise required by state law, Hartford will pay you your Contract Value on the day we receive your request to cancel. The Contract Value may be more or less than your Premium Payments depending upon the performance of your Sub-Accounts. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. We do not refund any fees or charges deducted during this period. In certain states, we are required to return your Premium Payment if you decide to cancel your Contract.


HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?


The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.



When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.


To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:


- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by



- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by



Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of day in the period.


We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.


CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?



You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures.



WHAT IS A SUB-ACCOUNT TRANSFER?



A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the underlying Funds available in your Contract.



You may transfer from one Sub-Account to another before and after the Annuity Commencement Date. Your transfer request will be processed on the day that it is received as long as it is received in good order on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.



WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?



When you request a Sub-Account transfer, Hartford sells shares of the underlying Fund that makes up the Sub-Account you are transferring from and buys shares of the underlying Fund that makes up the Sub-Account you want to transfer into.



Each day, many Contract Owners request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. Hartford combines all the requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, Hartford also combines all the requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determines how many shares of that Sub-Account's underlying

18
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Fund Hartford would need to buy to satisfy all Contract Owners' "transfer-in" requests.



In addition, many of the underlying Funds that are available as investment options in Hartford's variable annuity products are also available as investment options in variable life insurance policies, retirement plans, group funding agreements and other products offered by Hartford. Each day, investors and participants in these other products engage in transactions similar to the Sub-Account transfers described for variable annuity Contract Owners.



Hartford takes advantage of its size and available technology to combine the sales of a particular underlying Fund for all the variable annuities, variable life insurance policies, retirement plans, group funding agreements or other products offered by Hartford. We also combine all the purchases of that particular underlying Fund for all the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within the accounts at Hartford rather than buy new shares or sell shares of the underlying Fund.



For example, if we combine all transfer-out requests and Surrenders of a Stock Fund Sub-Account with all other sales of that underlying Fund from all the other products available at Hartford, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by Hartford, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then Hartford would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.



WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?



You should be aware that there are several important restrictions on your ability to make a Sub-Account transfer.



FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY. Hartford limits each Contract Owner to one Sub-Account Transfer each day. Hartford counts all Sub-Account transfer activity that occurs on any one day as one Sub-Account transfer, except you cannot transfer the same Contract Value more than once a day.



For example, if the only transfer you make on a day is a transfer of $10,000 from a Money Market Fund Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of the Money Market Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Likewise, if on a single day you transferred $10,000 out of the Money Market Fund Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Conversely, if you have $10,000 in Contract Value distributed among 10 different Sub-Accounts and you request to transfer the Contract Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.



However, you cannot transfer the same Contract Value more than once in one day. That means if you have $10,000 in the Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.



SECOND, HARTFORD HAS IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, Hartford does not want you to purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund.



Hartford attempts to curb frequent transfers in the following ways:



X  20 Transfer Rule;



X  Abusive Trading Policy; and


X  Third Party Transfer Service Agreements.


THE 20 TRANSFER RULE -- Hartford employs the "20 Transfer Rule" to help curb frequent Sub-Account transfers. Under this policy, you are allowed to submit a total of 20 Sub-Account transfer requests each Contract Year for each Contract by any of the following methods: U.S. Mail, Voice Response Unit, Internet or telephone. Once these 20 Sub-Account transfers have been requested, you may submit any additional Sub-Account transfer requests only in writing by U.S. Mail or overnight delivery service. Transfer requests by telephone, voice recording unit, via the internet or sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it in good order.



We actively monitor Contract Owner's compliance with this policy. Our computer system will automatically send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer request, the computer system will not allow you to do another Sub-Account transfer by telephone, voice recording unit or via the internet. You will be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.



Each Contract Anniversary, we reset your transfers to allow 20 new Sub-Account transfers by any means.



We may make changes to this policy at any time.



ABUSIVE TRANSFER POLICY -- Regardless of the number of Sub-Account transfers you have done under the 20 Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy, which is designed to

                                                                              19
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

respond to market timing activity observed by the underlying Funds.



Under the Abusive Transfer Policy, we rely on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants us to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that underlying Fund's Sub-Account on the day or days identified by the underlying Fund. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of this policy to make it more difficult for abusive traders to adjust their behavior to escape detection under this procedure. We can tell you that we consider some or all of the following factors in our review:



- the dollar amount of the transfer;



- the total assets of the Funds involved in the transfer;



- the number of transfers completed in the current calendar quarter; or



- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.



If you meet the criteria established in our Abusive Transfer Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary, at which point your transfer privileges will be reinstated.



Since we combine all the purchases of a particular underlying Fund for all the products through net trades, the underlying Fund is unable to identify transfers of any specific Contract Owner. As a result, there is the risk that the underlying Fund may not be able to identify abusive transfers.



THIRD PARTY TRANSFER SERVICE AGREEMENTS -- If your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford that includes additional restrictions on your ability to request Sub-Account transfers. We do not currently require Contract Owners or others to sign these agreements. However, if we believe that these agreements may help curb frequent transfers, or for any other reason, we may, without notice, begin requiring these agreements again. In the event such separate agreements are required, the terms and conditions of these agreements may vary from one agreement to the next but all of these agreements, without exception, would be more restrictive than our regular policies that restrict excessive Sub-Account transfers.



ARE THERE ANY EXCEPTIONS TO THESE POLICIES?



INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, Hartford does not make any exceptions to its policies restricting frequent trading. This means that if you request to be excused from any of the policies and to be permitted to engage in a Sub-Account transfer that would violate any of these policies, Hartford will refuse your request.



SOME ESTABLISHED EXCEPTIONS. You should be aware, however, that the 20 Transfer Rule and the Abusive Trading Policy do not apply to all Contract Owners and do not apply in all circumstances, which we describe here:



- The 20 Transfer Rule and the Abusive Trading Policy do not apply to certain Contracts serviced by Windsor Securities, Inc., a registered broker-dealer firm, that sued Hartford in the 1990's for a variety of issues, including Hartford's attempt to limit its Contract Owners' Sub-Account transfers. As a result of the settlement of this litigation, these Contract Owners have different Sub-Account transfer restrictions. With respect to these Contract Owners, we currently only have the ability to restrict transfers into certain underlying Funds and to limit the total Contract Value invested in any one underlying Fund. As of December 31, 2004, the total Contract Value for this group of Contracts was approximately $115 million.



- The 20 Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of an established asset allocation program or asset rebalancing program that rebalances a Contract Owner's holdings on a periodic, pre-established basis according to the prior written instructions of the Contract Owner or as part of a DCA program, including the DCA Plus program. That means that transfers that occur under these programs are not counted toward the 20 transfers allowed under the 20 Transfer Rule. We don't apply the 20 Transfer Rule to programs, like asset rebalancing, asset allocation and DCA programs, that allow Sub-Account transfers on a regularly scheduled basis because the underlying Funds expect these transfers and they usually do not represent the type of Sub-Account transfers that the underlying Funds find problematic.



Other than these exceptions, the only other exceptions to the 20 Transfer Rule impose more restrictive limitations than the 20 Transfer Rule. For example, in Oregon, we have the contractual right to limit Sub-Account transfers to only one Sub-Account transfer every 30 days and to require that the transfer request be sent in writing. We currently do not enforce this right, but should we choose to do so, it would be an exception to the 20 Transfer Rule. There are also some Third Party Transfer Service Agreements that are customized for certain brokers that contain transfer limitations that are also more restrictive than the 20 Transfer Rule.



POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. In addition to the exceptions we have just described, you should also be aware that there may be frequent trading in the underlying Funds that Hartford is not able to detect and prevent, which we describe here:



- There is a variable annuity that we offer that has no Contingent Deferred Sales Charge. We are aware that frequent traders have used this annuity in the past to engage in frequent

20
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

  Sub-Account transfers that does not violate the precise terms of the 20 Transfer Rule. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.



- These policies apply only to individuals and entities that own this Contract and any subsequent or more recent versions of this Contract. However, the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all. Many of the group variable annuities or group funding agreements are offered to retirement plans, and plan sponsors administer their plan according to Plan documents. If these retirement plan documents have no restrictions on Sub-Account transfers, then Hartford cannot apply the 20 Transfer Rule and may not be able to apply any other restriction on transfers. Hartford has been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. Hartford has had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by Hartford could have the same abusive affect as frequent Sub-Account transfers done by Contract Owners of this Contract.



HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?



Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this Contract and may also lower your Contract's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.



Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position, then it may have to sell securities that it would have otherwise like to have kept, in order to meet its redemption obligations. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your Contract.



Because frequent transfers may raise the costs associated with this Contract and lower performance, the effect may be a lower Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.



WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?



We print the prospectus for the variable annuity together with the prospectuses for the underlying Funds. While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in the variable annuity prospectus, the policies and procedures described in the variable annuity prospectus control how we administer Sub-Account transfers.



We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.



FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:



- 30% of your total amount in the Fixed Accumulation Feature, or



- An amount equal to the largest previous transfer.



These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.



If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.


FIXED ACCOUNT TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Account for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Account.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

                                                                              21
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.


Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM    CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
----------------------------------------------
         1                       7%
----------------------------------------------
         2                       6%
----------------------------------------------
         3                       6%
----------------------------------------------
         4                       5%
----------------------------------------------
         5                       4%
----------------------------------------------
         6                       3%
----------------------------------------------
         7                       2%
----------------------------------------------
     8 or more                   0%
----------------------------------------------

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

- Your Contingent Deferred Sales Charge is $435.

If you have any questions about these charges, please contact your financial adviser or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender

22
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
  if you, the joint Contract Owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age
  70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:


- UPON DEATH OF THE ANNUITANT, CONTRACT OWNER OR JOINT CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.



- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.


- FOR THE HARTFORD'S PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.


- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take part partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.


- UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years and then from Premium Payments invested for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of

                                                                              23
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
sales expenses. We expect to make a profit from the mortality and expense risk charge.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of 0.15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?


We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.


PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS


ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.


THE HARTFORD'S PRINCIPAL FIRST CHARGE


The Hartford's Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. If you bought your contract on or after August 5, 2002, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% of your Contract Value invested in the Sub-Accounts. If you bought your Contract before August 5, 2002, you can elect to add this benefit to your Contract at the current charge.


OPTIONAL DEATH BENEFIT CHARGE


If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


EARNINGS PROTECTION BENEFIT CHARGE


If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.



REDUCED FEES AND CHARGES


WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST


The Hartford's Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First. This means that if you purchase two Contracts from us in any twelve month period and elect The Hartford's Principal First on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract.


If you elect The Hartford's Principal First when you purchase your Contract, your initial Premium Payment is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million

24
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
dollars. The Benefit Amount is reduced as you take withdrawals. The Hartford's Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under The Hartford's Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish The Hartford's Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing The Hartford's Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment, or

- The Contract Value at the time of the ownership change or assignment.

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up," we may be charging more for The Hartford's Principal First. Regardless of when you bought your Contract, upon "step up" we will charge you the current charge. Before you decide to "step up," you should request a current prospectus which will describe the current charge for this Benefit.

Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.

You can Surrender your Contract any time, even if you have The Hartford's Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford's Principal

                                                                              25
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?


The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.



Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Account for each Beneficiary's portion of the proceeds.


If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Plus any Premium Payments made after the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

26
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II."

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.
We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the

                                                                              27
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
  Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.


ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS



For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."


The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides, or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.


The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.


The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract

28
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?
The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .              AND . . .                       AND . . .                     THEN THE . . .
------------------------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving joint      The Annuitant is living or      Joint Contract Owner receives
                                Contract Owner                  deceased                        the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving joint     The Annuitant is living or      Designated Beneficiary
                                Contract Owner                  deceased                        receives the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving joint     The Annuitant is living or      Contract Owner's estate
                                Contract Owner and the          deceased                        receives the Death Benefit.
                                Beneficiary predeceases the
                                Contract Owner
------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is living    There is no named Contingent    The Contract Owner becomes the
                                                                Annuitant                       Contingent Annuitant and the
                                                                                                Contract continues. The
                                                                                                Contract Owner may waive this
                                                                                                presumption and receive the
                                                                                                Death Benefit.
------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is living    The Contingent Annuitant is     Contingent Annuitant becomes
                                                                living                          the Annuitant, and the
                                                                                                Contract continues.
------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is a trust   There is no named Contingent    The Contract Owner receives
                                or other non-natural person     Annuitant                       the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .              AND . . .                     THEN THE . . .
----------------------------------------------------------------------------------------------
Contract Owner                  The Annuitant is living         Designated Beneficiary becomes
                                                                the Contract Owner.
----------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is living    Contract Owner receives a
                                                                payout at death, if any.
----------------------------------------------------------------------------------------------
Annuitant                       The Annuitant is also the       Designated Beneficiary
                                Contract Owner                  receives a payout at death, if
                                                                any.
----------------------------------------------------------------------------------------------


THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR ACCOUNT EXECUTIVE OR US.

                                                                              29
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments For a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

30
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

                                                                              31
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION


If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.


IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment

32
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
  allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.


The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.


COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

                                                                              33
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."


OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------


We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs.


AUTOMATIC ADDITIONS PROGRAM -- Automatic Additions is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program may change based on your instructions after your seventh Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.

ASSET REBALANCER PROGRAM -- Asset Rebalancer is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Rebalancer Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Account or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Account or the earnings from one Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is

34
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.


Upfront commissions paid by Hartford will not be more than 7% of Premium Payments. Trail commissions will not be more than 1% of Contract Value. From time to time Hartford may also pay or permit other promotional incentives, in cash or credit or other compensation.



ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") -- In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and 12b-1 fees, the distributor or its affiliates pay, out of their own assets, significant additional compensation ("Additional Payments") to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the variable annuity contracts ("Contracts") based on a number of factors. This additional compensation is not paid directly by you.



With the exception of certain compensation arrangements discussed herein, and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally based on average net assets (or on aged assets i.e., assets held over one year) and on sales of the Contracts attributable to a particular Financial Intermediary, may, but are normally not expected to, exceed, in the aggregate 0.12% of the average net assets of the Contracts attributable to a particular Financial Intermediary. A listing of Financial Intermediaries to whom the distributor makes such Additional Payments is provided below. Separate Additional Payments may also be made in connection with the sale and distribution of the Contracts in such forms as, among others, "due diligence"payments and "marketing support" fees ("Negotiated Additional Amounts"), as discussed in greater detail below. With the exception of certain Negotiated Additional Amounts specifically discussed herein, payments of Negotiated Additional Amounts did not exceed $12 million per Financial Intermediary for the calendar year ended December 31, 2004. These Additional Payments and Negotiated Additional Amounts may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one Contract over another Contract. Please consult your Financial Intermediary for more information.



DISTRIBUTION ARRANGEMENTS -- Contracts issued by Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (collectively "Hartford Life") are continuously offered and sold by selected broker-dealers who have selling agreements with Hartford Life. Except as discussed below, Hartford Life bears all the expenses of providing services pursuant to Contracts including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature.



In addition to the commissions described herein, Hartford Life and its affiliates pay, out of their own assets, Additional Payments to Financial Intermediaries in connection with the sale and distribution of the Contracts. Certain Additional Payments are generally based on average net assets (or on aged assets) of the Contracts attributable to a particular Financial Intermediary, on sales of the Contracts attributable to a particular Financial Intermediary, and/or on reimbursement of related sales expenses. Such Additional Payments are generally made for the placement of the Contracts on a Financial Intermediary's list of annuity products available for purchase by its customers. Separate Additional Payments may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the annuity products and payments for providing training and information relating to the annuity product and (2) "marketing support" fees for providing assistance in promoting the sale of the annuity product. (Negotiated Additional Amounts). Subject to NASD regulations, Hartford Life and its affiliates may contribute Negotiated Additional Amounts to various non-cash and cash incentive arrangements to promote the sale of the Contracts, as well as sponsor various annuity product educational programs, sales contests and/or promotions in which Financial Intermediaries that participate may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. Hartford Life and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may be different for different Financial Intermediaries, will not change the price an investor will pay for the Contracts or the amount that a registered representative will receive from such sale. These Additional Payments and Negotiated Additional Amounts may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one annuity product over another annuity product. Please consult your Financial Intermediary for more information.



As of December 31, 2004 Hartford Life has entered into arrangements to make Additional Payments that are generally based on average net assets (or on aged assets) attributable to a particular Financial Intermediary, on sales of the Contracts attributable to a particular Financial Intermediary, and/or on reimbursement of related sales expenses to A.G. Edwards & Sons, Inc., Advest, Inc., AIG Advisors Group, AMSouth Investment Services, Inc., Bancwest Investment Services, Inc., Cadaret Grant & Co., Inc., Capital Analyst Inc., Capital Investment Group, Inc., Centaurus Financial, Inc., Citigroup Global Markets, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Cuso Financial Services, L.P., Duerr

                                                                              35
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Financial Corporation, Edward D. Jones & Co., L.P., FFP Securities, Inc., Fifth Third Securities, First Citizens Investor Services, First Tennessee Brokerage, Inc., Frost Brokerage Services, Inc., Harbour Investments, Inc., Heim & Young Securities, The Huntington Investment Company, Infinex Financial Group, ING Advisors Network, Investacorp, Inc., Investment Professionals, Inc., James T. Borello & Co., Jefferson Pilot Securities Corporation, J.J.B. Hilliard, W.L. Lyons, Inc., Legg Mason Wood Walker, Incorporated, Lincoln Financial, Linsco/Private Ledger Corp., M&T Securities, Merrill Lynch Pierce Fenner & Smith, First Montauk Securities Corp., Morgan Keegan & Company, Inc., Morgan Stanley & Co., Incorporated, Mutual Service Corporation, National Planning Holding, NEXT Financial Group, Inc., NFP Securities, Inc., Parker/Hunter Incorporated, Pension Planners, PFIC Securities Corporation, Piper Jaffray & Co., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James Financial Services, RBC Dain Rauscher Inc., Securities America, Inc., Sigma Financial Corporation, Southtrust Securities, Inc., Stifel Nicolaus & Company, Incorporated, TFS Securities, Inc., The Investment Center, Inc., Triad Advisors, Inc., UBS Financial Services, Inc., Uvest Financial Services Group Inc., Wachovia Securities, LLC., Walnut Street Securities, Inc., Wells Fargo Brokerage Services, L.L.C., WM Financial Services, Inc., Woodbury Financial Services, Inc., XCU Capital Corporation, Inc. Hartford Life may enter into arrangements with other Financial Intermediaries to make such Additional Payments. Separate Additional Payments in the form of Negotiated Additional Amounts may also be made to the above-listed Financial Intermediaries and to other Financial Intermediaries.



The Additional Payments to Financial Intermediaries in connection with the sale and distribution of the Contracts are negotiated based on a range of qualitative factors, including, but not limited to, access and opportunity to provide product education and training, assistance with the development and implementation of joint marketing and business plans, reputation in the industry, ability to attract and retain assets, target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination.



For the fiscal year ended December 31, 2004, Hartford Life or its affiliates paid approximately $50 million in total Additional Payments, including Negotiated Additional Amounts to Financial Intermediaries.


LEGAL MATTERS


There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford, which includes Hartford Life Insurance Company and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues.



The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The funds are available for purchase by the separate accounts of different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between sub-accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners is limited. The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to the Company's group annuity products. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.



To date, neither the SEC's and New York Attorney General's market timing investigation nor the SEC's directed brokerage investigation has resulted in either regulator initiating any formal action against The Hartford Financial Services Group, Inc. ("The Hartford"). However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The potential timing of any such action is difficult to predict. Based on The Hartford's discussions with the SEC and the New York Attorney General's Office and its own analysis, Hartford Life, Inc. ("Hartford Life"), an indirect subsidiary of The Hartford, recorded a charge of $66 million to establish a reserve for these matters during the first quarter of 2005. This reserve is an estimate; in view of the uncertainties regarding the timing and outcome of any payments relating to these types of regulatory investigations, as well as the tax-deductibility, if any, and any potential deferred acquisition cost effects (though no deferred acquisition cost effects are included in this estimate) that may be applicable, it is possible that the ultimate cost to Hartford Life of these matters may exceed or be below the reserve amount, perhaps by a significant amount. It is reasonably possible that the Company, an indirect subsidiary of Hartford Life, may ultimately be liable for all or a portion of the ultimate cost to Hartford Life. However, the ultimate liability of the Company, if any, is not reasonably estimable at this time.

36
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


In addition, The Hartford has been served with five putative national class actions, now consolidated into a single putative class action, IN RE HARTFORD MUTUAL FUNDS FEE LITIGATION, which is currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in The Hartford's Retail Funds and "derivative claims" on behalf of the Retail Funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors in the Retail Funds, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the Retail Funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all Retail Fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the Retail Funds themselves and the directors of the Retail Funds, who also serve as directors of the funds. This litigation is not expected to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.


MORE INFORMATION

You may call your Account Executive if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-4397 (Account Executives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.


FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------


A. INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

                                                                              37
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT



The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.



No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to the Contracts.



C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS



Section 72 of the Code governs the taxation of annuities in general.



  1. NON-NATURAL PERSONS AS OWNERS



Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under
Section 72(u). However, Section 72(u) does not apply to:



- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),



- A contract acquired by the estate of a decedent by reason of such decedent's death,



- Certain contracts acquired with respect to tax-qualified retirement arrangements,



- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or



- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.



A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.



Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "owner" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of an "owner." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "owner." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.



  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).



A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.



The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.



    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.



  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.



 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.



 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of

38
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."



 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.



 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.



 vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.



    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.



Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").



  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.



 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.



 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).



    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.



Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(11) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.



    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.



  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.



 ii. The 10% penalty tax will not apply to the following distributions:



    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.



    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.



    3. Distributions attributable to a recipient's becoming disabled.



    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.



    5. Distributions made under certain annuities issued in connection with structured settlement agreements.



    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

                                                                              39
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.



    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.



If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.



    f. REQUIRED DISTRIBUTIONS.



  i. Death of Contract Owner or Primary Annuitant



    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:



    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;



    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and



    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.



 ii. Alternative Election to Satisfy Distribution Requirements



    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.



 iii. Spouse Beneficiary



    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.



    g. ADDITION OF RIDER OR MATERIAL CHANGE.



The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered intofor tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.



    h. PARTIAL EXCHANGES.



The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering
(1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Accordingly, we advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.



  3. DIVERSIFICATION REQUIREMENTS.



The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

40
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



- no more than 70% is represented by any two investments,



- no more than 80% is represented by any three investments and



- no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.



We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.



  4. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.



In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). More specifically, Rev. Rul. 2003-92 extended this "public availability" doctrine to interests in a non-registered limited partnership that are not publicly traded but are available directly to qualified buyers through private placements (as well as through variable contracts), holding that such limited partnership interests should be treated as owned directly by a variable contract owner (and not by the insurer). By contrast, where such limited partnership interests are available exclusively through the purchase of a variable insurance contract, Rev. Rul. 2003-92 held that such investment assets should be treated as owned by the insurer (and not by the contract owner). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts.



The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



D. FEDERAL INCOME TAX WITHHOLDING



The portion of an amount received under a Contract that is taxable gross income to the recipient is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:



    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless the recipient elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold 10 percent of the includable amount of distribution.



    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is subject to federal income tax withholding as if the recipient were married

                                                                              41
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

      claiming 3 exemptions, unless the recipient elects otherwise. A recipient may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested.



Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the recipient is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. You also may be required to pay penalties under the estimated income tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.



E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS



The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.



F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.



G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS



Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is
(1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

42
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION


--------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------
    Safekeeping of Assets
--------------------------------------------------------
    Experts
--------------------------------------------------------
    Non-Participating
--------------------------------------------------------
    Misstatement of Age or Sex
--------------------------------------------------------
    Principal Underwriter
--------------------------------------------------------
PERFORMANCE RELATED INFORMATION
--------------------------------------------------------
    Total Return for all Sub-Accounts
--------------------------------------------------------
    Yield for Sub-Accounts
--------------------------------------------------------
    Money Market Sub-Accounts
--------------------------------------------------------
    Additional Materials
--------------------------------------------------------
    Performance Comparisons
--------------------------------------------------------
ACCUMULATION UNIT VALUES
--------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------

                                                                              43
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS



This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.



The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.



The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.



Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.



We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.



1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions." Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.



2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $14,000 for 2005 and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.



Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:



- after the participating employee attains age 59 1/2;



- upon severance from employment;



- upon death or disability; or



- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).



Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.



If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.



3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt

44
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.



Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $14,000 for 2005 and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.



All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.



In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:



- attains age 70 1/2,



- has a severance from employment as defined in the Code (including death of the participating employee), or



- suffers an unforeseeable financial emergency as defined in the Code.



4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER
SECTION 408



TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA.
Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.



SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.



ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under
Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.



5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.



(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72 (t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:



- Made on or after the date on which the employee reaches age 59 1/2;



- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;



- Attributable to the employee's becoming disabled (as defined in the Code);



- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary. In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits;



- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or



- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

                                                                              45
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:



- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;



- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or



- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.



If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.



(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.



An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:



- the calendar year in which the individual attains age 70 1/2; or



- the calendar year in which the individual retires from service with the employer sponsoring the plan.



The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.



The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:



- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or



- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.



Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the entire value of all benefits provided under a Contract as of the close of business on the last day of the previous calendar year. The death benefit and any optional benefits purchased under the Contract may affect the amount of the minimum required distribution that must be taken. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments if the payment structure satisfies certain rules set forth in Income Tax Regulations.



If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.



If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.



The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.



In 2002 and in 2004, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. Please consult with your tax or legal adviser with any questions regarding the new regulations.



(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.



Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.



For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

46
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.



Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible recipient plan. Payees cannot elect out of income tax withholding with respect to such distributions.



Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.



6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section 403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.



For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.



Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

                                                                              47
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $108,000   Contract Value prior to Surrender equals
   .09259   multiplied by
 $105,000   Interest Accumulation Value for a total of
 $  9,722   to be deducted from the Interest Accumulation Value equals
 --------
 $ 95,278   the new Interest Accumulation Value

EXAMPLE 2

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $ 92,000   Contract Value prior to Surrender equals
   .10870   multiplied by
 $105,000   Interest Accumulation Value for a total of
 $ 11,413   to be deducted from the Interest Accumulation Value equals
 --------
 $ 93,587   the New Interest Accumulation Value

48
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

                                                                              49
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000 which is $180,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

50
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP-UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                                              51
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.


There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Values, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668.



                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  10.623   $   7.963   $   9.461   $  10.822          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.888   $  10.623   $   7.963   $   9.461          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      329         267         191         110          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   7.503          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   8.212          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      132          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  11.783   $   7.783   $   9.750   $  10.707          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  14.045   $  11.783   $   7.783   $   9.750          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      211         137          69          24          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   8.744          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   9.931          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       82          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  10.460   $   7.753   $  10.408   $  12.233          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.603   $  10.460   $   7.753   $  10.408          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    2,631       2,153       1,396         676          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   7.317          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.857          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      983          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  10.857   $   8.314   $  10.326   $  10.692          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.817   $  10.857   $   8.314   $  10.326          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    2,888       2,552       1,913         927          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  11.116          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.755          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      679          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------

52
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $   9.941   $   7.476   $   8.902   $  10.660          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.697   $   9.941   $   7.476   $   8.902          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      737         435         263          80          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   6.913          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.908          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      138          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  11.136   $   8.228   $  11.700   $  12.604          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.241   $  11.136   $   8.228   $  11.700          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      427         365         318         164          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   6.478          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   6.842          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      131          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  13.368   $  11.264   $  10.866   $  10.750          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  14.502   $  13.368   $  11.264   $  10.866          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      484         326         180          46          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  12.741          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.574          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      108          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  12.393   $  10.042   $  11.547   $  11.747          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.764   $  12.393   $  10.042   $  11.547          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      952         883         792         316          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  12.189          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.287          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      213          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  10.481   $   6.913   $   7.008   $   7.432          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.902   $  10.481   $   6.913   $   7.008          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      184         150          65           9          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  11.237          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.330          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       28          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------

                                                                              53
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  10.830   $   8.311   $  10.340   $  10.646          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.390   $  10.830   $   8.311   $  10.340          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      298         246         164          75          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  10.407          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.580          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       45          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- CAPITAL OPPORTUNITIES SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $   7.628   $   6.073   $   8.759   $  10.882          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   8.460   $   7.628   $   6.073   $   8.759          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       46          52          71         123          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   5.761          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   6.173          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       38          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- EMERGING GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $   6.726   $   5.237   $   8.018   $   9.818          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.492   $   6.726   $   5.237   $   8.018          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       83         102          68          52          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   4.547          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   4.874          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       43          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- INVESTORS GROWTH STOCK SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $   7.210   $   5.943   $   8.317   $   9.701          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.763   $   7.210   $   5.943   $   8.317          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       82         118          73          68          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   5.807          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   6.065          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       22          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- INVESTORS TRUST SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $   7.632   $   6.336   $   8.130   $   9.184          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   8.381   $   7.632   $   6.336   $   8.130          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      122         100          86          59          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   7.610          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   8.196          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       10          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------

54
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  11.768   $  10.259   $  10.971   $  11.199          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.918   $  11.768   $  10.259   $  10.971          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    1,326       1,308       1,148         459          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  11.744          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.619          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      302          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN OPPORTUNITIES PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  23.831   $  20.043   $  25.913   $  37.260   $  39.532   $25.729
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  25.449   $  23.831   $  20.043   $  25.913   $  37.260   $39.532
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    6,721       8,868      11,336      14,824      18,342    16,616
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  10.137          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  10.647          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
BALANCED GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  19.683   $  16.656   $  19.083   $  19.121   $  18.230   $17.859
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  21.530   $  19.683   $  16.656   $  19.083   $  19.121   $18.230
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    2,598       3,312       3,980       4,893       5,142     5,961
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  11.691          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.559          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL OPPORTUNITIES PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $   7.823   $   5.601   $  10.111   $  16.119   $  22.568   $11.913
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   9.457   $   7.823   $   5.601   $  10.111   $  16.119   $22.568
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    1,971       2,455       3,048       4,080       5,086     2,887
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   6.904          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   8.033          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
DEVELOPING GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  21.767   $  15.611   $  21.906   $  29.816   $  38.574   $20.318
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  26.253   $  21.767   $  15.611   $  21.906   $  29.816   $38.574
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    1,586       2,015       2,448       3,275       3,900     3,699
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  11.614          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.542          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------

                                                                              55
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  24.324   $  19.311   $  23.860   $  25.590   $  24.631   $24.870
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  25.973   $  24.324   $  19.311   $  23.860   $  25.590   $24.631
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    9,470      11,904      14,695      18,264      20,343    26,039
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  10.370          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  10.963          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
EQUALLY-WEIGHTED S&P 500 PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  26.287   $  19.437   $  23.458   $  24.232   $  21.945   $19.843
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  30.236   $  26.287   $  19.437   $  23.458   $  24.232   $21.945
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    3,573       4,186       4,910       5,939       6,376     7,133
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  14.170          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  15.817          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  12.981   $  11.594   $  10.819   $  11.436   $  12.175   $12.577
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.697   $  12.981   $  11.594   $  10.819   $  11.436   $12.175
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    2,517       3,373       3,936       4,387       5,053     6,139
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  10.080          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  10.482          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  16.173   $  12.174   $  14.942   $  18.305   $  19.733   $14.918
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  17.250   $  16.173   $  12.174   $  14.942   $  18.305   $19.733
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    3,274       4,106       5,037       6,463       7,595     7,432
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  11.096          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.683          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  16.475   $  13.165   $  18.502   $  22.135   $  25.416   $18.530
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  17.486   $  16.475   $  13.165   $  18.502   $  22.135   $25.416
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    1,528       1,960       2,453       3,439       4,349     3,012
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   9.530          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   9.860          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------

56
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  12.866   $  12.963   $  12.973          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.796   $  12.866   $  12.963          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    4,378       5,830       9,558          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  10.795          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  10.661          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
UTILITIES PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  19.154   $  16.123   $  20.533   $  27.953   $  28.899   $20.391
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  23.504   $  19.154   $  16.123   $  20.533   $  27.953   $28.899
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    2,153       2,725       3,435       4,816       5,841     5,030
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  10.639          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.523          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
CORE PLUS FIXED INCOME PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  12.980   $  12.579   $  11.886   $  11.026   $  10.065   $10.000
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.358   $  12.980   $  12.579   $  11.886   $  11.026   $10.065
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    2,280       3,077       3,564       1,860         266       109
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  12.761          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.958          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      117          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET DEBT PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  13.952   $  11.065   $  10.274   $   9.463   $   8.615   $ 6.752
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  15.142   $  13.952   $  11.065   $  10.274   $   9.463   $ 8.615
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      206         248         254         232         286        78
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  16.993          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  18.222          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       13          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  10.572   $   7.163   $   7.974   $   8.648   $  14.426   $10.000
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.835   $  10.572   $   7.163   $   7.974   $   8.648   $14.426
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      372         457         516         535         650       170
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  10.631          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.451          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       19          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------

                                                                              57
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $   9.936   $   8.015   $   8.766   $   9.305   $  10.554   $ 9.993
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  10.727   $   9.936   $   8.015   $   8.766   $   9.305   $10.554
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    1,082       1,378       1,292       1,529       1,790     1,926
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   9.798          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  10.392          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       70          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $   2.513   $   1.724   $   3.427   $   4.689          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   2.437   $   2.513   $   1.724   $   3.427          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      275         330         137          87          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   2.590          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   2.372          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       61          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
U.S. MID CAP VALUE PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  12.373   $   8.867   $  12.493   $  13.081   $  11.977   $10.072
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.982   $  12.373   $   8.867   $  12.493   $  13.081   $11.977
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    1,399       1,664       1,935       2,191       1,698     1,323
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  13.559          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  14.999          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       84          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
ENTERPRISE PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $   7.553   $   6.085   $   8.732   $  11.128   $  13.219   $10.652
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.750   $   7.553   $   6.085   $   8.732   $  11.128   $13.219
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    1,094       1,361       1,593       2,232       2,885     1,421
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   7.761          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.834          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  11.601   $   9.189   $  11.156          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.085   $  11.601   $   9.189          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    1,957       1,621       1,187          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  11.843          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.094          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------



(a) Inception date January 30, 2004.

To obtain a Statement of Additional Information, please complete the form below and mail to:

      Hartford Life and Annuity Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Series II and Series IIR of Select Dimensions Variable Annuity to me at the following address:

---------------------------------------------------
                                      Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                        Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE
         SERIES II AND SERIES IIR OF SELECT DIMENSIONS VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: May 2, 2005
Date of Statement of Additional Information: May 2, 2005


TABLE OF CONTENTS


GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           5
----------------------------------------------------------------------
Financial Statements                                            SA-1
----------------------------------------------------------------------

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 29, 2005 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Three (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2005, which are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER


The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.



Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2004: $34,476,995; 2003: $34,140,574; and 2002: $29,496,173.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------


ACCUMULATION UNIT VALUES



(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)



The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.



There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.



                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  10.623   $   7.963   $   9.461   $  10.822          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.888   $  10.623   $   7.963   $   9.461          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      329         267         191         110          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $  10.551   $   7.922   $   9.425   $  10.792          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.790   $  10.551   $   7.922   $   9.425          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       51          29          18          11          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $  10.561   $   7.933   $   9.443   $  10.817          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.795   $  10.561   $   7.933   $   9.443          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      124          36          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  10.490   $   7.891   $   7.351          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.698   $  10.490   $   7.891          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period        $  10.490   $   7.891   $   9.408   $  10.787          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.698   $  10.490   $   7.891   $   9.408          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  10.616          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.656          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       81          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  10.467   $   7.886   $   7.350          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.656   $  10.467   $   7.886          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       81          13          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  10.460   $   7.885   $   7.350          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.642   $  10.460   $   7.885          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      229         162          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   7.523          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   8.249          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       64          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  10.584          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.599          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      316          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  10.438   $   7.880   $   7.350          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.599   $  10.438   $   7.880          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      316          13          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   7.503          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   8.212          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      132          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  11.783   $   7.783   $   9.750   $  10.707          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  14.045   $  11.783   $   7.783   $   9.750          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      211         137          69          24          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $  11.704   $   7.742   $   9.714   $  10.677          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.930   $  11.704   $   7.742   $   9.714          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       36          21           3           1          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $  11.714   $   7.753   $   9.732   $  10.701          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.936   $  11.714   $   7.753   $   9.732          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       77          36          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  11.635   $   7.712   $   7.658          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.821   $  11.635   $   7.712          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period        $  11.635   $   7.712   $   9.696   $  10.672          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.821   $  11.635   $   7.712   $   9.696          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  12.087          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.771          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       55          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  11.611   $   7.707   $   7.658          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.771   $  11.611   $   7.707          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       55          11          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  11.602   $   7.706   $   7.658          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.754   $  11.602   $   7.706          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      207         144          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   8.767          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   9.976          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       32          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  12.050          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.705          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      159          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  11.578   $   7.701   $   7.657          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.705   $  11.578   $   7.701          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      159          12          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   8.744          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   9.931          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       82          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  10.460   $   7.753   $  10.408   $  12.233          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.603   $  10.460   $   7.753   $  10.408          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    2,631       2,153       1,396         676          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $  10.389   $   7.713   $  10.369   $  12.200          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.508   $  10.389   $   7.713   $  10.369          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      266         190         119          44          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $  10.399   $   7.723   $  10.389   $  12.227          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.512   $  10.399   $   7.723   $  10.389          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      788         287          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  10.329   $   7.683   $   6.973          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.418   $  10.329   $   7.683          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        7           5           1          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period        $  10.329   $   7.683   $  10.350   $  12.194          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.418   $  10.329   $   7.683   $  10.350          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        7           5           1           1          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  10.560          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.376          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      462          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  10.307   $   7.678   $   6.973          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.376   $  10.307   $   7.678          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      462         135          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  10.299   $   7.676   $   6.973          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.363   $  10.299   $   7.676          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    2,728       1,822          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   7.336          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.892          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      634          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  10.528          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.322          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    2,603          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  10.277   $   7.672   $   6.973          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.322   $  10.277   $   7.672          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    2,603         117          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   7.317          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.857          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      983          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  10.857   $   8.314   $  10.326   $  10.692          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.817   $  10.857   $   8.314   $  10.326          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    2,888       2,552       1,913         927          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $  10.784   $   8.271   $  10.287   $  10.663          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.720   $  10.784   $   8.271   $  10.287          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      253         219         166          51          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $  10.794   $   8.282   $  10.307   $  10.687          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.725   $  10.794   $   8.282   $  10.307          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      738         279          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  10.721   $   8.239   $   7.822          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.628   $  10.721   $   8.239          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3           3           2          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period        $  10.721   $   8.239   $  10.268   $  10.658          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.628   $  10.721   $   8.239   $  10.268          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3           3           2           1          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  10.921          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.586          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      456          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  10.699   $   8.234   $   7.822          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.586   $  10.699   $   8.234          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      456         117          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  10.691   $   8.232   $   7.822          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.572   $  10.691   $   8.232          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    2,761       1,813          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  11.145          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.808          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      421          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  10.889          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.531          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    2,488          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  10.668   $   8.227   $   7.822          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.531   $  10.668   $   8.227          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    2,488          98          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  11.116          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.755          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      679          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $   9.941   $   7.476   $   8.902   $  10.660          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.697   $   9.941   $   7.476   $   8.902          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      737         435         263          80          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $   9.856   $   7.423   $   8.853   $  10.611          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.579   $   9.856   $   7.423   $   8.853          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       61          28          19           8          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $   9.883   $   7.447   $   8.886   $  10.654          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.605   $   9.883   $   7.447   $   8.886          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      188          53          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $   9.816   $   7.408   $   7.180          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.510   $   9.816   $   7.408          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --           2          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period        $   9.816   $   7.408   $   8.853   $  10.625          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.510   $   9.816   $   7.408   $   8.853          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --           2          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   9.992          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.468          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      110          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $   9.796   $   7.403   $   7.180          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.468   $   9.796   $   7.403          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      110          18          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $   9.789   $   7.402   $   7.180          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.454   $   9.789   $   7.402          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      521         305          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   6.931          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.944          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      127          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   9.962          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.413          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      621          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $   9.768   $   7.397   $   7.180          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.413   $   9.768   $   7.397          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      621          19          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   6.913          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.908          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      138          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  11.136   $   8.228   $  11.700   $  12.604          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.241   $  11.136   $   8.228   $  11.700          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      427         365         318         164          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $  11.061   $   8.185   $  11.657   $  12.569          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.141   $  11.061   $   8.185   $  11.657          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       85          79          37          21          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $  11.071   $   8.197   $  11.679   $  12.598          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.146   $  11.071   $   8.197   $  11.679          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      101          22          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  10.996   $   8.154   $   7.552          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.046   $  10.996   $   8.154          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        4           5          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period        $  10.996   $   8.154   $  11.635   $  12.563          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.046   $  10.996   $   8.154   $  11.635          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        4           5          --           1          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  11.327          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.002          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       42          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  10.973   $   8.148   $   7.552          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.002   $  10.973   $   8.148          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       42          13          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  10.965   $   8.147   $   7.552          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.988   $  10.965   $   8.147          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      346         244          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   6.495          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   6.873          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       68          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  11.293          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.944          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      258          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  10.942   $   8.142   $   7.552          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.944   $  10.942   $   8.142          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      258           9          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   6.478          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   6.842          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      131          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  13.368   $  11.264   $  10.866   $  10.750          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  14.502   $  13.368   $  11.264   $  10.866          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      484         326         180          46          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $  13.278   $  11.205   $  10.826   $  10.721          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  14.383   $  13.278   $  11.205   $  10.826          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       31          25          16           1          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $  13.290   $  11.220   $  10.846   $  10.745          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  14.389   $  13.290   $  11.220   $  10.846          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      187          74          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  13.201   $  11.162   $  10.330          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  14.271   $  13.201   $  11.162          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period        $  13.201   $  11.162   $  10.806   $  10.715          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  14.271   $  13.201   $  11.162   $  10.806          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  13.304          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  14.219          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       60          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  13.173   $  11.155   $  10.330          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  14.219   $  13.173   $  11.155          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       60           6          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  13.163   $  11.152   $  10.330          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  14.202   $  13.163   $  11.152          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      602         322          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  12.774          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.635          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       53          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  13.264          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  14.151          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      674          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  13.135   $  11.145   $  10.330          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  14.151   $  13.135   $  11.145          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      674           5          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  12.741          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.574          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      108          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  12.393   $  10.042   $  11.547   $  11.747          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.764   $  12.393   $  10.042   $  11.547          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      952         883         792         316          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $  12.309   $   9.989   $  11.504   $  11.715          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.651   $  12.309   $   9.989   $  11.504          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       86          68          57          15          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $  12.320   $  10.003   $  11.526   $  11.741          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.657   $  12.320   $  10.003   $  11.526          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      236          89          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  12.238   $   9.951   $   9.822          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.544   $  12.238   $   9.951          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        4           4           1          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period        $  12.238   $   9.951   $  11.483   $  11.709          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.544   $  12.238   $   9.951   $  11.483          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        4           4           1          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  12.340          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.495          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      144          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  12.212   $   9.945   $   9.822          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.495   $  12.212   $   9.945          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      144          46          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  12.203   $   9.943   $   9.821          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.479   $  12.203   $   9.943          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      769         504          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  12.221          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.347          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      125          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  12.303          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.430          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      765          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  12.177   $   9.936   $   9.821          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.430   $  12.177   $   9.936          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      765          38          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  12.189          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.287          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      213          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  10.481   $   6.913   $   7.008   $   7.432          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.902   $  10.481   $   6.913   $   7.008          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      184         150          65           9          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $  10.410   $   6.877   $   6.982   $   7.412          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.796   $  10.410   $   6.877   $   6.982          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       31          27          11           2          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $  10.420   $   6.887   $   6.995   $   7.428          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.801   $  10.420   $   6.887   $   6.995          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       32          15          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  10.349   $   6.850   $   6.650          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.696   $  10.349   $   6.850          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period        $  10.349   $   6.850   $   6.969   $   7.408          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.696   $  10.349   $   6.850   $   6.969          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  10.629          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.650          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       17          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  10.327   $   6.846   $   6.650          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.650   $  10.327   $   6.846          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       17           2          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  10.320   $   6.845   $   6.650          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.634   $  10.320   $   6.845          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       74          48          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  11.266          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.390          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       58          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  10.597          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.589          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       95          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  10.298   $   6.840   $   6.650          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.589   $  10.298   $   6.840          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       95           3          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  11.237          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.330          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       28          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  10.830   $   8.311   $  10.340   $  10.646          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.390   $  10.830   $   8.311   $  10.340          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      298         246         164          75          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $  10.757   $   8.268   $  10.302   $  10.617          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.289   $  10.757   $   8.268   $  10.302          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       32          33          20          14          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $  10.766   $   8.279   $  10.321   $  10.640          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.294   $  10.766   $   8.279   $  10.321          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      105          24          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  10.694   $   8.236   $   8.449          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.193   $  10.694   $   8.236          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period        $  10.694   $   8.236   $  10.283   $  10.611          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.193   $  10.694   $   8.236   $  10.283          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  10.883          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.148          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       40          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  10.671   $   8.231   $   8.449          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.148   $  10.671   $   8.231          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       40          13          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  10.664   $   8.229   $   8.449          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.134   $  10.664   $   8.229          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      298         165          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  10.435          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.632          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       52          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  10.851          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.090          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      319          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  10.641   $   8.224   $   8.449          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.090   $  10.641   $   8.224          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      319           7          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  10.407          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.580          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       45          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- CAPITAL OPPORTUNITIES SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $   7.628   $   6.073   $   8.759   $  10.882          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   8.460   $   7.628   $   6.073   $   8.759          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       46          52          71         123          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $   7.577   $   6.041   $   8.726   $  10.852          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   8.390   $   7.577   $   6.041   $   8.726          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       13          15          11           6          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $   7.584   $   6.049   $   8.743   $  10.877          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   8.394   $   7.584   $   6.049   $   8.743          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       24          14          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $   7.533   $   6.017   $   5.653          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   8.325   $   7.533   $   6.017          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --           1           1          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period        $   7.533   $   6.017   $   8.710   $  10.847          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   8.325   $   7.533   $   6.017   $   8.710          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --           1           1           1          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   7.716          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   8.294          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $   7.517   $   6.014   $   5.653          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   8.294   $   7.517   $   6.014          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $   7.511   $   6.012   $   5.653          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   8.284   $   7.511   $   6.012          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       44         115          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   5.776          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   6.200          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   7.693          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   8.254          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      125          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $   7.495   $   6.009   $   5.653          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   8.254   $   7.495   $   6.009          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      125           1          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   5.761          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   6.173          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       38          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- EMERGING GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $   6.726   $   5.237   $   8.018   $   9.818          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.492   $   6.726   $   5.237   $   8.018          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       83         102          68          52          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $   6.680   $   5.210   $   7.988   $   9.791          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.430   $   6.680   $   5.210   $   7.988          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       19          18           2           2          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $   6.687   $   5.217   $   8.004   $   9.813          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.433   $   6.687   $   5.217   $   8.004          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       26           9          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $   6.641   $   5.190   $   4.955          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.372   $   6.641   $   5.190          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --           3          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period        $   6.641   $   5.190   $   7.974   $   9.786          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.372   $   6.641   $   5.190   $   7.974          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --           3          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   6.830          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.345          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       11          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $   6.627   $   5.187   $   4.955          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.345   $   6.627   $   5.187          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       11           3          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $   6.623   $   5.185   $   4.955          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.336   $   6.623   $   5.185          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       49          36          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   4.559          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   4.896          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       85          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   6.810          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.310          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       41          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $   6.609   $   5.182   $   4.955          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.310   $   6.609   $   5.182          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       41           8          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   4.547          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   4.874          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       43          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------

                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- INVESTORS GROWTH STOCK SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $   7.210   $   5.943   $   8.317   $   9.701          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.763   $   7.210   $   5.943   $   8.317          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       82         118          73          68          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $   7.161   $   5.912   $   8.286   $   9.675          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.699   $   7.161   $   5.912   $   8.286          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        5           6          11           3          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $   7.168   $   5.920   $   8.302   $   9.697          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.702   $   7.168   $   5.920   $   8.302          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       17           7          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $   7.119   $   5.889   $   5.755          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.639   $   7.119   $   5.889          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period        $   7.119   $   5.889   $   8.271   $   9.670          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.639   $   7.119   $   5.889   $   8.271          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   7.264          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.611          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        4          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $   7.104   $   5.885   $   5.755          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.611   $   7.104   $   5.885          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        4           1          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $   7.099   $   5.884   $   5.755          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.602   $   7.099   $   5.884          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       77          65          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   5.822          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   6.092          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        9          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   7.243          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.574          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       29          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $   7.084   $   5.881   $   5.755          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.574   $   7.084   $   5.881          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       29           9          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   5.807          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   6.065          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       22          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- INVESTORS TRUST SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $   7.632   $   6.336   $   8.130   $   9.184          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   8.381   $   7.632   $   6.336   $   8.130          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      122         100          86          59          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $   7.581   $   6.303   $   8.100   $   9.159          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   8.312   $   7.581   $   6.303   $   8.100          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       11          12          13           8          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $   7.588   $   6.312   $   8.115   $   9.179          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   8.315   $   7.588   $   6.312   $   8.115          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       65          54          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $   7.537   $   6.279   $   6.018          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   8.247   $   7.537   $   6.279          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2           2          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period        $   7.537   $   6.279   $   8.085   $   9.154          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   8.247   $   7.537   $   6.279   $   8.085          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2           2          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   7.605          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   8.217          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        7          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $   7.520   $   6.275   $   6.018          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   8.217   $   7.520   $   6.275          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        7           3          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $   7.515   $   6.274   $   6.018          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   8.207   $   7.515   $   6.274          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      359         205          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   7.630          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   8.233          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        9          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   7.583          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   8.177          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      301          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $   7.499   $   6.270   $   6.018          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   8.177   $   7.499   $   6.270          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      301          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   7.610          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   8.196          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       10          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  11.768   $  10.259   $  10.971   $  11.199          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.918   $  11.768   $  10.259   $  10.971          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    1,326       1,308       1,148         459          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $  11.688   $  10.205   $  10.929   $  11.168          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.812   $  11.688   $  10.205   $  10.929          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      125          87          83          35          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $  11.699   $  10.220   $  10.950   $  11.193          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.817   $  11.699   $  10.220   $  10.950          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      254          91          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  11.620   $  10.166   $   9.695          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.711   $  11.620   $  10.166          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3           4           3          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period        $  11.620   $  10.166   $  10.909   $  11.162          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.711   $  11.620   $  10.166   $  10.909          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3           4           3           1          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  11.749          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.665          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      210          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  11.596   $  10.160   $   9.695          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.665   $  11.596   $  10.160          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      210          57          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  11.587   $  10.157   $   9.694          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.650   $  11.587   $  10.157          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    1,194         749          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  11.774          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.675          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      142          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  11.714          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.604          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    1,090          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  11.563   $  10.151   $   9.694          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.604   $  11.563   $  10.151          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    1,090          36          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  11.744          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.619          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      302          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN OPPORTUNITIES PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  23.831   $  20.043   $  25.913   $  37.260   $  39.532   $25.729
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  25.449   $  23.831   $  20.043   $  25.913   $  37.260   $39.532
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    6,721       8,868      11,336      14,824      18,342    16,616
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $  23.665   $  19.934   $  25.810   $  37.167   $  39.493   $29.294
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  25.233   $  23.665   $  19.934   $  25.810   $  37.167   $39.493
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      402         510         610         794         982       392
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $  23.692   $  19.966   $  25.866   $  35.004          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  25.250   $  23.692   $  19.966   $  25.866          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2           3           3           3          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  23.527   $  19.857   $  19.913          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  25.036   $  23.527   $  19.857          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1           1          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period        $  23.527   $  19.857   $  25.762   $  34.912          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  25.036   $  23.527   $  19.857   $  25.762          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1           1          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  23.674          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  24.945          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  23.477   $  19.844   $  19.912          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  24.945   $  23.477   $  19.844          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1           2          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  23.460   $  19.840   $  19.912          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  24.915   $  23.460   $  19.840          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  10.167          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  10.699          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  23.603          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  24.825          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  23.410   $  19.828   $  19.912          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  24.825   $  23.410   $  19.828          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  10.137          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  10.647          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------

                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
BALANCED GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  19.683   $  16.656   $  19.083   $  19.121   $  18.230   $17.859
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  21.530   $  19.683   $  16.656   $  19.083   $  19.121   $18.230
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    2,598       3,312       3,980       4,893       5,142     5,961
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $  19.545   $  16.564   $  19.007   $  19.073   $  18.212   $19.514
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  21.348   $  19.545   $  16.564   $  19.007   $  19.073   $18.212
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      159         173         214         244         232       122
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $  19.568   $  16.592   $  19.048   $  19.382          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  21.362   $  19.568   $  16.592   $  19.048          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --           1          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  19.432   $  16.501   $  16.502          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  21.182   $  19.432   $  16.501          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --           1           1          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period        $  19.432   $  16.501   $  18.972   $  19.331          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  21.182   $  19.432   $  16.501   $  18.972          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --           1           1           1          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  19.584          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  21.105          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  19.390   $  16.490   $  16.501          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  21.105   $  19.390   $  16.490          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  19.376   $  16.487   $  16.501          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  21.079   $  19.376   $  16.487          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  11.726          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.620          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    With Earnings Protection Benefit and The Hartford's
     Principal First (50 BPS)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at beginning of period        $  19.525          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  21.003          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  19.335   $  16.477   $  16.501          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  21.003   $  19.335   $  16.477          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  11.691          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.559          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL OPPORTUNITIES PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $   7.823   $   5.601   $  10.111   $  16.119   $  22.568   $11.913
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   9.457   $   7.823   $   5.601   $  10.111   $  16.119   $22.568
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    1,971       2,455       3,048       4,080       5,086     2,887
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $   7.768   $   5.570   $  10.070   $  16.079   $  22.545   $13.393
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   9.377   $   7.768   $   5.570   $  10.070   $  16.079   $22.545
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      193         223         267         353         456       108
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $   7.777   $   5.579   $  10.092   $  17.691          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   9.383   $   7.777   $   5.579   $  10.092          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3           5           5           5          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $   7.723   $   5.549   $   5.212          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   9.303   $   7.723   $   5.549          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period        $   7.723   $   5.549   $  10.052   $  17.645          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   9.303   $   7.723   $   5.549   $  10.052          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   7.941          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   9.270          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $   7.706   $   5.545   $   5.212          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   9.270   $   7.706   $   5.545          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1           1          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $   7.701   $   5.544   $   5.212          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   9.258   $   7.701   $   5.544          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   6.925          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   8.072          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   7.918          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   9.225          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $   7.684   $   5.540   $   5.212          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   9.225   $   7.684   $   5.540          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   6.904          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   8.033          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------

                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
DEVELOPING GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  21.767   $  15.611   $  21.906   $  29.816   $  38.574   $20.318
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  26.253   $  21.767   $  15.611   $  21.906   $  29.816   $38.574
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    1,586       2,015       2,448       3,275       3,900     3,699
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $  21.615   $  15.525   $  21.819   $  29.742   $  38.535   $22.022
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  26.031   $  21.615   $  15.525   $  21.819   $  29.742   $38.535
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       96         113         137         168         213        62
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $  21.640   $  15.551   $  21.866   $  30.059          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  26.048   $  21.640   $  15.551   $  21.866          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --           1           1           1          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  21.489   $  15.465   $  14.781          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  25.828   $  21.489   $  15.465          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period        $  21.489   $  15.465   $  21.779   $  29.980          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  25.828   $  21.489   $  15.465   $  21.779          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  21.999          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  25.734          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  21.443   $  15.455   $  14.781          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  25.734   $  21.443   $  15.455          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1           1          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  21.428   $  15.452   $  14.781          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  25.703   $  21.428   $  15.452          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  11.648          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.607          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  21.933          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  25.610          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  21.383   $  15.442   $  14.780          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  25.610   $  21.383   $  15.442          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  11.614          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.542          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  24.324   $  19.311   $  23.860   $  25.590   $  24.631   $24.870
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  25.973   $  24.324   $  19.311   $  23.860   $  25.590   $24.631
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    9,470      11,904      14,695      18,264      20,343    26,039
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $  24.154   $  19.205   $  23.765   $  25.526   $  24.606   $28.283
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  25.753   $  24.154   $  19.205   $  23.765   $  25.526   $24.606
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      434         504         593         693         721       414
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $  24.182   $  19.237   $  23.816   $  25.384          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  25.770   $  24.182   $  19.237   $  23.816          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  24.014   $  19.131   $  19.128          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  25.552   $  24.014   $  19.131          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period        $  24.014   $  19.131   $  23.721   $  25.318          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  25.552   $  24.014   $  19.131   $  23.721          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  24.006          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  25.460          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  23.963   $  19.119   $  19.127          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  25.460   $  23.963   $  19.119          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  23.945   $  19.115   $  19.127          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  25.429   $  23.945   $  19.115          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  10.401          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.016          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  23.934          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  25.337          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  23.895   $  19.103   $  19.127          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  25.337   $  23.895   $  19.103          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  10.370          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  10.963          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------

                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
EQUALLY-WEIGHTED S&P 500 PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  26.287   $  19.437   $  23.458   $  24.232   $  21.945   $19.843
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  30.236   $  26.287   $  19.437   $  23.458   $  24.232   $21.945
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    3,573       4,186       4,910       5,939       6,376     7,133
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $  26.104   $  19.331   $  23.365   $  24.172   $  21.923   $22.283
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  29.981   $  26.104   $  19.331   $  23.365   $  24.172   $21.923
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      186         199         208         249         224       123
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $  26.134   $  19.363   $  23.415   $  24.439          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  30.000   $  26.134   $  19.363   $  23.415          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  25.952   $  19.257   $  18.344          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  29.746   $  25.952   $  19.257          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period        $  25.952   $  19.257   $  23.322   $  24.375          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  29.746   $  25.952   $  19.257   $  23.322          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  26.468          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  29.639          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  25.896   $  19.244   $  18.343          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  29.639   $  25.896   $  19.244          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1           1          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  25.878   $  19.240   $  18.343          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  29.603   $  25.878   $  19.240          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  14.213          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  15.894          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  26.389          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  29.496          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  25.823   $  19.228   $  18.343          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  29.496   $  25.823   $  19.228          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  14.170          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  15.817          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  12.981   $  11.594   $  10.819   $  11.436   $  12.175   $12.577
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.697   $  12.981   $  11.594   $  10.819   $  11.436   $12.175
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    2,517       3,373       3,936       4,387       5,053     6,139
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $  12.891   $  11.530   $  10.776   $  11.408   $  12.163   $12.511
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.581   $  12.891   $  11.530   $  10.776   $  11.408   $12.163
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       90         101         101         121         168        55
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $  12.906   $  11.549   $  10.799   $  11.643          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.590   $  12.906   $  11.549   $  10.799          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  12.816   $  11.486   $  10.997          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.475   $  12.816   $  11.486          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period        $  12.816   $  11.486   $  10.756   $  11.612          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.475   $  12.816   $  11.486   $  10.756          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  12.869          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.426          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  12.788   $  11.479   $  10.997          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.426   $  12.788   $  11.479          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  12.779   $  11.476   $  10.997          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.410   $  12.779   $  11.476          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  10.110          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  10.533          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  12.831          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.361          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  12.752   $  11.469   $  10.997          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.361   $  12.752   $  11.469          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  10.080          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  10.482          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
--------------------------------------------------------------------------------

                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  16.173   $  12.174   $  14.942   $  18.305   $  19.733   $14.918
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  17.250   $  16.173   $  12.174   $  14.942   $  18.305   $19.733
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    3,274       4,106       5,037       6,463       7,595     7,432
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $  16.060   $  12.107   $  14.882   $  18.259   $  19.713   $16.178
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  17.104   $  16.060   $  12.107   $  14.882   $  18.259   $19.713
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      166         191         219         285         355       132
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $  16.078   $  12.127   $  14.914   $  18.390          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  17.116   $  16.078   $  12.127   $  14.914          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --           1          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  15.966   $  12.061   $  11.721          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  16.971   $  15.966   $  12.061          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1           1          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period        $  15.966   $  12.061   $  14.855   $  18.342          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  16.971   $  15.966   $  12.061   $  14.855          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1           1          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  16.009          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  16.909          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  15.932   $  12.053   $  11.721          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  16.909   $  15.932   $  12.053          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2           2          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  15.921   $  12.051   $  11.721          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  16.889   $  15.921   $  12.051          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  11.130          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.740          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  15.961          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  16.828          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  15.887   $  12.043   $  11.721          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  16.828   $  15.887   $  12.043          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  11.096          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  11.683          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  16.475   $  13.165   $  18.502   $  22.135   $  25.416   $18.530
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  17.486   $  16.475   $  13.165   $  18.502   $  22.135   $25.416
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    1,528       1,960       2,453       3,439       4,349     3,012
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $  16.360   $  13.093   $  18.428   $  22.079   $  25.391   $20.335
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  17.338   $  16.360   $  13.093   $  18.428   $  22.079   $25.391
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      102         127         167         230         300        97
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $  16.379   $  13.114   $  18.468   $  23.203          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  17.350   $  16.379   $  13.114   $  18.468          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2           2           2           2          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  16.265   $  13.042   $  12.641          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  17.203   $  16.265   $  13.042          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period        $  16.265   $  13.042   $  18.395   $  23.142          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  17.203   $  16.265   $  13.042   $  18.395          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  16.514          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  17.141          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  16.230   $  13.034   $  12.641          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  17.141   $  16.230   $  13.034          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1           1          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  16.218   $  13.031   $  12.641          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  17.120   $  16.218   $  13.031          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   9.558          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   9.908          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  16.464          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  17.058          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  16.184   $  13.023   $  12.641          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  17.058   $  16.184   $  13.023          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   9.530          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   9.860          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
--------------------------------------------------------------------------------

                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  12.866   $  12.963   $  12.973          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.796   $  12.866   $  12.963          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    4,378       5,830       9,558          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $  12.777   $  12.893   $  12.907          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.688   $  12.777   $  12.893          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      221         275         525          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $  12.791   $  12.914   $  12.930          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.697   $  12.791   $  12.914          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  12.702   $  12.843   $  12.873          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.589   $  12.702   $  12.843          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --           1           1          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period        $  12.702   $  12.843   $  12.865          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.589   $  12.702   $  12.843          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --           1           1          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  12.661          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.544          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  12.675   $  12.835   $  12.873          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.544   $  12.675   $  12.835          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2           2          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  12.666   $  12.832   $  12.873          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.529   $  12.666   $  12.832          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  10.828          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  10.712          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  12.623          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.483          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  12.639   $  12.824   $  12.873          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.483   $  12.639   $  12.824          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  10.795          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  10.661          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
UTILITIES PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  19.154   $  16.123   $  20.533   $  27.953   $  28.899   $20.391
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  23.504   $  19.154   $  16.123   $  20.533   $  27.953   $28.899
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    2,153       2,725       3,435       4,816       5,841     5,030
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $  19.020   $  16.035   $  20.451   $  27.883   $  28.870   $22.516
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  23.305   $  19.020   $  16.035   $  20.451   $  27.883   $28.870
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      131         158         199         260         347       126
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $  19.042   $  16.061   $  20.495   $  28.154          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  23.320   $  19.042   $  16.061   $  20.495          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  18.910   $  15.973   $  15.290          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  23.123   $  18.910   $  15.973          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period        $  18.910   $  15.973   $  20.413   $  28.081          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  23.123   $  18.910   $  15.973   $  20.413          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  19.510          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  23.039          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  18.869   $  15.963   $  15.289          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  23.039   $  18.869   $  15.963          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  18.856   $  15.960   $  15.289          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  23.011   $  18.856   $  15.960          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  10.671          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.584          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  19.452          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  22.928          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  18.816   $  15.950   $  15.289          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  22.928   $  18.816   $  15.950          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  10.639          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.523          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
--------------------------------------------------------------------------------

                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
CORE PLUS FIXED INCOME PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  12.980   $  12.579   $  11.886   $  11.026   $  10.065   $10.000
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.358   $  12.980   $  12.579   $  11.886   $  11.026   $10.065
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    2,280       3,077       3,564       1,860         266       109
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $  12.896   $  12.517   $  11.844   $  11.004   $  10.061        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.252   $  12.896   $  12.517   $  11.844   $  11.004        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      204         226         264         209          55        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $  12.904   $  12.531   $  11.864   $  11.181          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.254   $  12.904   $  12.531   $  11.864          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      164          81          --           1          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  12.821   $  12.469   $  12.181          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.149   $  12.821   $  12.469          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2           2          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period        $  12.821   $  12.469   $  11.823   $  11.158          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.149   $  12.821   $  12.469   $  11.823          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2           2          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  12.861          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.101          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       65          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  12.793   $  12.461   $  12.181          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.101   $  12.793   $  12.461          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       65          19          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  12.784   $  12.458   $  12.181          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.085   $  12.784   $  12.458          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      718         432          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  12.795          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.016          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       69          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  12.822          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.038          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      466          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  12.757   $  12.450   $  12.181          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.038   $  12.757   $  12.450          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      466           9          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  12.761          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.958          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      117          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------

32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET DEBT PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  13.952   $  11.065   $  10.274   $   9.463   $   8.615   $ 6.752
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  15.142   $  13.952   $  11.065   $  10.274   $   9.463   $ 8.615
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      206         248         254         232         286        78
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $  13.855   $  11.004   $  10.233   $   9.439   $   8.607   $ 7.668
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  15.014   $  13.855   $  11.004   $  10.233   $   9.439   $ 8.607
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       31          26          24          33          87        15
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $  13.871   $  11.023   $  10.255   $   9.712          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  15.024   $  13.871   $  11.023   $  10.255          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       10           5          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  13.774   $  10.962   $   9.802          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  14.897   $  13.774   $  10.962          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period        $  13.774   $  10.962   $  10.214   $   9.687          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  14.897   $  13.774   $  10.962   $  10.214          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  13.798          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  14.843          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        8          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  13.745   $  10.955   $   9.802          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  14.843   $  13.745   $  10.955          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        8           1          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  13.735   $  10.953   $   9.802          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  14.825   $  13.735   $  10.953          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       52          48          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  17.038          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  18.304          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  13.756          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  14.771          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       36          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  13.706   $  10.946   $   9.802          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  14.771   $  13.706   $  10.946          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       36           2          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  16.993          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  18.222          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       13          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   33
--------------------------------------------------------------------------------

                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  10.572   $   7.163   $   7.974   $   8.648   $  14.426   $10.000
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.835   $  10.572   $   7.163   $   7.974   $   8.648   $14.426
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      372         457         516         535         650       170
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $  10.504   $   7.128   $   7.946   $   8.631   $  14.419   $10.000
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.733   $  10.504   $   7.128   $   7.946   $   8.631   $14.419
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       71          79         105         135         192        33
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $  10.511   $   7.136   $   7.959   $   9.686          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.735   $  10.511   $   7.136   $   7.959          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        7           2          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  10.443   $   7.100   $   6.997          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.634   $  10.443   $   7.100          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period        $  10.443   $   7.100   $   7.931   $   9.666          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.634   $  10.443   $   7.100   $   7.931          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  10.714          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.588          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       12          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  10.421   $   7.096   $   6.997          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.588   $  10.421   $   7.096          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       12           3          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  10.413   $   7.094   $   6.997          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.573   $  10.413   $   7.094          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       49          35          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  10.659          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.506          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        5          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  10.682          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.528          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       39          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  10.391   $   7.090   $   6.997          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.528   $  10.391   $   7.090          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       39          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  10.631          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.451          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       19          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------

34                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $   9.936   $   8.015   $   8.766   $   9.305   $  10.554   $ 9.993
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  10.727   $   9.936   $   8.015   $   8.766   $   9.305   $10.554
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    1,082       1,378       1,292       1,529       1,790     1,926
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $   9.867   $   7.971   $   8.731   $   9.282   $  10.544   $10.513
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  10.636   $   9.867   $   7.971   $   8.731   $   9.282   $10.544
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       74         120          98         118         167        71
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $   9.878   $   7.984   $   8.749   $   9.996          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  10.643   $   9.878   $   7.984   $   8.749          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       40          18          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $   9.809   $   7.941   $   7.549          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  10.553   $   9.809   $   7.941          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period        $   9.809   $   7.941   $   8.715   $   9.970          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  10.553   $   9.809   $   7.941   $   8.715          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   9.882          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  10.515          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       14          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $   9.788   $   7.936   $   7.549          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  10.515   $   9.788   $   7.936          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       14           3          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $   9.781   $   7.934   $   7.549          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  10.503   $   9.781   $   7.934          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      191         159          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   9.823          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  10.438          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       21          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   9.853          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  10.464          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      188          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $   9.761   $   7.929   $   7.549          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  10.464   $   9.761   $   7.929          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      188           5          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   9.798          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  10.392          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       70          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
--------------------------------------------------------------------------------

                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $   2.513   $   1.724   $   3.427   $   4.689          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   2.437   $   2.513   $   1.724   $   3.427          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      275         330         137          87          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $   2.501   $   1.719   $   3.421   $   4.685          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   2.422   $   2.501   $   1.719   $   3.421          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       76          53          30          32          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $   2.498   $   1.718   $   3.421   $   4.686          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   2.418   $   2.498   $   1.718   $   3.421          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       19          13          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $   2.486   $   1.712   $   1.571          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   2.403   $   2.486   $   1.712          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period        $   2.486   $   1.712   $   3.415   $   4.683          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   2.403   $   2.486   $   1.712   $   3.415          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   2.606          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   2.394          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        7          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $   2.481   $   1.711   $   1.571          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   2.394   $   2.481   $   1.711          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        7           6          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $   2.479   $   1.711   $   1.571          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   2.391   $   2.479   $   1.711          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      242         206          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   2.597          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   2.383          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       37          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   2.598          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   2.383          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       40          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $   2.474   $   1.710   $   1.571          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   2.383   $   2.474   $   1.710          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       40           5          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   2.590          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   2.372          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       61          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------

36                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
U.S. MID CAP VALUE PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  12.373   $   8.867   $  12.493   $  13.081   $  11.977   $10.072
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.982   $  12.373   $   8.867   $  12.493   $  13.081   $11.977
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    1,399       1,664       1,935       2,191       1,698     1,323
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $  12.287   $   8.818   $  12.443   $  13.048   $  11.965   $10.692
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.863   $  12.287   $   8.818   $  12.443   $  13.048   $11.965
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      194         201         203         262         294       129
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $  12.301   $   8.833   $  12.470   $  13.214          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.872   $  12.301   $   8.833   $  12.470          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       96          38          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  12.215   $   8.785   $   8.332          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.755   $  12.215   $   8.785          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2           2           1          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period        $  12.215   $   8.785   $  12.420   $  13.180          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.755   $  12.215   $   8.785   $  12.420          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2           2           1           1          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  12.350          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.705          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       46          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  12.189   $   8.779   $   8.332          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.705   $  12.189   $   8.779          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       46          15          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  12.181   $   8.777   $   8.332          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.689   $  12.181   $   8.777          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      310         211          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  13.594          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  15.066          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       32          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  12.313          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.639          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      222          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  12.155   $   8.772   $   8.332          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.639   $  12.155   $   8.772          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      222           7          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  13.559          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  14.999          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       84          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   37
--------------------------------------------------------------------------------

                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
ENTERPRISE PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $   7.553   $   6.085   $   8.732   $  11.128   $  13.219   $10.652
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.750   $   7.553   $   6.085   $   8.732   $  11.128   $13.219
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    1,094       1,361       1,593       2,232       2,885     1,421
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $   7.501   $   6.052   $   8.697   $  11.100   $  13.206   $11.283
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.684   $   7.501   $   6.052   $   8.697   $  11.100   $13.206
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      239         267         257         333         415       149
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $   7.509   $   6.062   $   8.716   $  11.214          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.689   $   7.509   $   6.062   $   8.716          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1           1           1           1          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $   7.457   $   6.028   $   5.961          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.624   $   7.457   $   6.028          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1           1           1          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period        $   7.457   $   6.028   $   8.681   $  11.185          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.624   $   7.457   $   6.028   $   8.681          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1           1           1           1          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   7.502          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.597          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $   7.441   $   6.025   $   5.961          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.597   $   7.441   $   6.025          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1           1          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $   7.436   $   6.023   $   5.961          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.588   $   7.436   $   6.023          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   7.784          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.872          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   7.480          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.560          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $   7.420   $   6.020   $   5.961          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.560   $   7.420   $   6.020          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $   7.761          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $   7.834          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------

38                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                   AS OF DECEMBER 31,
                                                          ---------------------------------------------------------------------
SUB-ACCOUNT                                                 2004        2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period        $  11.601   $   9.189   $  11.156          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.085   $  11.601   $   9.189          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    1,957       1,621       1,187          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period        $  11.520   $   9.139   $  11.106          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.974   $  11.520   $   9.139          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      221         175         114          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period        $  11.534   $   9.154   $  11.128          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.983   $  11.534   $   9.154          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  11.453   $   9.104   $   8.699          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.873   $  11.453   $   9.104          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        5           4          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period        $  11.453   $   9.104   $  11.078          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.873   $  11.453   $   9.104          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        5           4          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  11.564          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.826          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        8          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  11.429   $   9.098   $   8.699          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.826   $  11.429   $   9.098          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        8           5          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  11.421   $   9.096   $   8.699          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.811   $  11.421   $   9.096          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  11.879          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.158          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  11.529          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.764          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period        $  11.397   $   9.090   $   8.698          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  12.764   $  11.397   $   9.090          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period        $  11.843          --          --          --          --        --(a)
-------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period              $  13.094          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       --          --          --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------



(a) Inception date January 30, 2004.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT THREE AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual sub-accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Three (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2004, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts constituting the Hartford Life and Annuity Insurance Company Separate Account Three as of December 31, 2004, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 24, 2005

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                           AMERICAN FUNDS                  AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME
                                FUND        GROWTH FUND         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
ASSETS:
  Investments:
    Number of Shares
      Class I............       --              --              --
      Class 1............       --              --              --
      Class II...........       --              --              --
      Class 2............     3,065,045        7,465,191      11,231,951
      Class X............       --              --              --
      Class Y............       --              --              --
      Other..............       --              --              --
                            ===========     ============    ============
    Cost:
      Class I............       --              --              --
      Class 1............       --              --              --
      Class II...........       --              --              --
      Class 2............   $42,440,664     $320,571,343    $343,582,556
      Class X............       --              --              --
      Class Y............       --              --              --
      Other..............       --              --              --
                            ===========     ============    ============
    Market Value:
      Class I............       --              --              --
      Class 1............       --              --              --
      Class II...........       --              --              --
      Class 2............   $52,810,730     $381,471,247    $411,538,690
      Class X............       --              --              --
      Class Y............       --              --              --
      Other..............       --              --              --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --               174,097         126,320
  Receivable from fund
   shares sold...........           877         --              --
  Other assets...........            17         --                    37
                            -----------     ------------    ------------
  Total Assets...........    52,811,624      381,645,344     411,665,047
                            -----------     ------------    ------------
LIABILITIES:
    Due to Hartford Life
     and Annuity
     Insurance Company...           877         --              --
    Payable for fund
     shares purchased....       --               174,097         126,320
    Other liabilities....       --                    10        --
                            -----------     ------------    ------------
    Total Liabilities....           877          174,107         126,320
                            -----------     ------------    ------------
NET ASSETS:
    For Variable Annuity
     Contract
     Liabilities.........   $52,810,747     $381,471,237    $411,538,727
                            ===========     ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                           AMERICAN FUNDS                                                        TEMPLETON
                           AMERICAN FUNDS   GLOBAL SMALL                       FRANKLIN                         DEVELOPING
                           INTERNATIONAL   CAPITALIZATION  FRANKLIN SMALL  STRATEGIC INCOME   MUTUAL SHARES       MARKETS
                                FUND            FUND          CAP FUND     SECURITIES FUND   SECURITIES FUND  SECURITIES FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  --------------  --------------  ----------------  ---------------  ---------------
ASSETS:
  Investments:
    Number of Shares
      Class I............       --              --              --              --                --               --
      Class 1............       --              --              --             6,074,434          --              1,988,637
      Class II...........       --              --              --              --                --               --
      Class 2............     5,255,482       1,844,590       2,667,818         --               8,919,964         --
      Class X............       --              --              --              --                --               --
      Class Y............       --              --              --              --                --               --
      Other..............       --              --              --              --                --               --
                            ===========     ===========     ===========      ===========      ============      ===========
    Cost:
      Class I............       --              --              --              --                --               --
      Class 1............       --              --              --           $69,058,254          --            $12,519,147
      Class II...........       --              --              --              --                --               --
      Class 2............   $69,600,405     $23,396,757     $43,486,796         --            $122,822,964         --
      Class X............       --              --              --              --                --               --
      Class Y............       --              --              --              --                --               --
      Other..............       --              --              --              --                --               --
                            ===========     ===========     ===========      ===========      ============      ===========
    Market Value:
      Class I............       --              --              --              --                --               --
      Class 1............       --              --              --           $78,481,681          --            $17,360,800
      Class II...........       --              --              --              --                --               --
      Class 2............   $82,984,055     $31,394,913     $51,835,697         --            $148,428,196         --
      Class X............       --              --              --              --                --               --
      Class Y............       --              --              --              --                --               --
      Other..............       --              --              --              --                --               --
  Due from Hartford Life
   and Annuity Insurance
   Company...............        87,251           3,876          31,464           28,968           197,733         --
  Receivable from fund
   shares sold...........       --              --              --              --                --                    327
  Other assets...........       --              --              --                    15          --               --
                            -----------     -----------     -----------      -----------      ------------      -----------
  Total Assets...........    83,071,306      31,398,789      51,867,161       78,510,664       148,625,929       17,361,127
                            -----------     -----------     -----------      -----------      ------------      -----------
LIABILITIES:
    Due to Hartford Life
     and Annuity
     Insurance Company...       --              --              --              --                --                    327
    Payable for fund
     shares purchased....        87,252           3,876          31,464           28,968           197,733         --
    Other liabilities....       --                    7         --              --                --               --
                            -----------     -----------     -----------      -----------      ------------      -----------
    Total Liabilities....        87,252           3,883          31,464           28,968           197,733              327
                            -----------     -----------     -----------      -----------      ------------      -----------
NET ASSETS:
    For Variable Annuity
     Contract
     Liabilities.........   $82,984,054     $31,394,906     $51,835,697      $78,481,696      $148,428,196      $17,360,800
                            ===========     ===========     ===========      ===========      ============      ===========


                           TEMPLETON GROWTH
                           SECURITIES FUND
                             SUB-ACCOUNT
                           ----------------
ASSETS:
  Investments:
    Number of Shares
      Class I............       --
      Class 1............       --
      Class II...........       --
      Class 2............      3,435,135
      Class X............       --
      Class Y............       --
      Other..............       --
                             ===========
    Cost:
      Class I............       --
      Class 1............       --
      Class II...........       --
      Class 2............    $35,871,190
      Class X............       --
      Class Y............       --
      Other..............       --
                             ===========
    Market Value:
      Class I............       --
      Class 1............       --
      Class II...........       --
      Class 2............    $44,072,780
      Class X............       --
      Class Y............       --
      Other..............       --
  Due from Hartford Life
   and Annuity Insurance
   Company...............         37,406
  Receivable from fund
   shares sold...........       --
  Other assets...........       --
                             -----------
  Total Assets...........     44,110,186
                             -----------
LIABILITIES:
    Due to Hartford Life
     and Annuity
     Insurance Company...       --
    Payable for fund
     shares purchased....         37,406
    Other liabilities....              9
                             -----------
    Total Liabilities....         37,415
                             -----------
NET ASSETS:
    For Variable Annuity
     Contract
     Liabilities.........    $44,072,771
                             ===========

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                            MFS CAPITAL                  MFS INVESTORS
                           OPPORTUNITIES  MFS EMERGING   GROWTH STOCK
                              SERIES      GROWTH SERIES     SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------
ASSETS:
  Investments:
    Number of Shares
      Class I............       --             --            --
      Class 1............       --             --            --
      Class II...........       --             --            --
      Class 2............       --             --            --
      Class X............       --             --            --
      Class Y............       --             --            --
      Other..............       724,493        619,994       935,638
                            ===========    ===========    ==========
    Cost:
      Class I............       --             --            --
      Class 1............       --             --            --
      Class II...........       --             --            --
      Class 2............       --             --            --
      Class X............       --             --            --
      Class Y............       --             --            --
      Other..............   $10,741,629    $11,975,899    $8,866,212
                            ===========    ===========    ==========
    Market Value:
      Class I............       --             --            --
      Class 1............       --             --            --
      Class II...........       --             --            --
      Class 2............       --             --            --
      Class X............       --             --            --
      Class Y............       --             --            --
      Other..............   $ 9,831,365    $10,862,299    $8,897,915
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --              30,389        33,252
  Receivable from fund
   shares sold...........           974        --            --
  Other assets...........       --             --            --
                            -----------    -----------    ----------
  Total Assets...........     9,832,339     10,892,688     8,931,167
                            -----------    -----------    ----------
LIABILITIES:
    Due to Hartford Life
     and Annuity
     Insurance Company...           974        --            --
    Payable for fund
     shares purchased....       --              30,389        33,252
    Other liabilities....       --             --                  4
                            -----------    -----------    ----------
    Total Liabilities....           974         30,389        33,256
                            -----------    -----------    ----------
NET ASSETS:
    For Variable Annuity
     Contract
     Liabilities.........   $ 9,831,365    $10,862,299    $8,897,911
                            ===========    ===========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________


                           MFS INVESTORS    MFS TOTAL     CORE PLUS      EMERGING       EMERGING
                           TRUST SERIES   RETURN SERIES  FIXED INCOME  MARKETS DEBT  MARKETS EQUITY  TECHNOLOGY   HIGH YIELD
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -------------  ------------  ------------  --------------  -----------  -----------
ASSETS:
  Investments:
    Number of Shares
      Class I............       --             --             --           --             --             --           --
      Class 1............       --             --             --           --             --             --           --
      Class II...........       --             --             --           --             --             --           --
      Class 2............       --             --             --           --             --             --           --
      Class X............       --             --             --           --             --             --           --
      Class Y............       --             --             --           --             --             --           --
      Other..............     1,204,849      9,674,442     12,252,354    1,243,951      1,137,649     1,842,323     4,866,964
                            ===========   ============   ============  ===========    ===========    ==========   ===========
    Cost:
      Class I............       --             --             --           --             --             --           --
      Class 1............       --             --             --           --             --             --           --
      Class II...........       --             --             --           --             --             --           --
      Class 2............       --             --             --           --             --             --           --
      Class X............       --             --             --           --             --             --           --
      Class Y............       --             --             --           --             --             --           --
      Other..............   $19,613,782   $178,011,604   $137,588,676  $ 9,610,268    $11,804,131    $7,184,012   $40,410,250
                            ===========   ============   ============  ===========    ===========    ==========   ===========
    Market Value:
      Class I............       --             --             --           --             --             --           --
      Class 1............       --             --             --           --             --             --           --
      Class II...........       --             --             --           --             --             --           --
      Class 2............       --             --             --           --             --             --           --
      Class X............       --             --             --           --             --             --           --
      Class Y............       --             --             --           --             --             --           --
      Other..............   $21,783,663   $207,323,280   $141,637,208  $11,058,724    $12,571,021    $6,613,941   $35,431,495
  Due from Hartford Life
   and Annuity Insurance
   Company...............        78,066        177,436         26,523      --                 495        --           --
  Receivable from fund
   shares sold...........       --             --             --               321        --                401        22,171
  Other assets...........             2        --             --           --             --                 10             8
                            -----------   ------------   ------------  -----------    -----------    ----------   -----------
  Total Assets...........    21,861,731    207,500,716    141,663,731   11,059,045     12,571,516     6,614,352    35,453,674
                            -----------   ------------   ------------  -----------    -----------    ----------   -----------
LIABILITIES:
    Due to Hartford Life
     and Annuity
     Insurance Company...       --             --             --               321        --                401        22,171
    Payable for fund
     shares purchased....        78,066        177,436         26,522      --                 494        --           --
    Other liabilities....       --                  50        --           --             --             --           --
                            -----------   ------------   ------------  -----------    -----------    ----------   -----------
    Total Liabilities....        78,066        177,486         26,522          321            494           401        22,171
                            -----------   ------------   ------------  -----------    -----------    ----------   -----------
NET ASSETS:
    For Variable Annuity
     Contract
     Liabilities.........   $21,783,665   $207,323,230   $141,637,209  $11,058,724    $12,571,022    $6,613,951   $35,431,503
                            ===========   ============   ============  ===========    ===========    ==========   ===========

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004


                               U.S.         AMERICAN
                           MID CAP VALUE  OPPORTUNITIES  BALANCED GROWTH
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -------------  ---------------
ASSETS:
  Investments:
    Number of Shares
      Class I............       --             --             --
      Class 1............       --             --             --
      Class II...........       --             --             --
      Class 2............       --             --             --
      Class X............       --          12,749,901       3,996,457
      Class Y............       --           2,660,261       1,597,649
      Other..............     4,112,521        --             --
                            ===========   ============     ===========
    Cost:
      Class I............       --             --             --
      Class 1............       --             --             --
      Class II...........       --             --             --
      Class 2............       --             --             --
      Class X............       --        $205,383,150     $50,037,753
      Class Y............       --          48,720,147      22,475,710
      Other..............   $58,379,239        --             --
                            ===========   ============     ===========
    Market Value:
      Class I............       --             --             --
      Class 1............       --             --             --
      Class II...........       --             --             --
      Class 2............       --             --             --
      Class X............       --        $193,033,498     $63,743,486
      Class Y............       --          40,036,925      25,434,574
      Other..............   $69,871,731        --             --
  Due from Hartford Life
   and Annuity Insurance
   Company...............        10,288        --             --
  Receivable from fund
   shares sold...........       --              83,650          23,524
  Other assets...........            15        --                    7
                            -----------   ------------     -----------
  Total Assets...........    69,882,034    233,154,073      89,201,591
                            -----------   ------------     -----------
LIABILITIES:
    Due to Hartford Life
     and Annuity
     Insurance Company...       --              83,650          23,524
    Payable for fund
     shares purchased....        10,288        --             --
    Other liabilities....       --                   5        --
                            -----------   ------------     -----------
    Total Liabilities....        10,288         83,655          23,524
                            -----------   ------------     -----------
NET ASSETS:
    For Variable Annuity
     Contract
     Liabilities.........   $69,871,746   $233,070,418     $89,178,067
                            ===========   ============     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                           CAPITAL OPPORTUNITIES  DEVELOPING GROWTH  FLEXIBLE INCOME  DIVIDEND GROWTH  GLOBAL EQUITY    GROWTH
                                SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------------  -----------------  ---------------  ---------------  -------------  -----------
ASSETS:
  Investments:
    Number of Shares
      Class I............         --                    --                --               --               --            --
      Class 1............         --                    --                --               --               --            --
      Class II...........         --                    --                --               --               --            --
      Class 2............         --                    --                --               --               --            --
      Class X............         2,307,109            2,355,367         5,069,019       17,162,897       4,200,313     2,012,714
      Class Y............         1,243,909              405,524         3,077,723        3,534,133         503,714       664,157
      Other..............         --                    --                --               --               --            --
                                ===========          ===========       ===========     ============     ===========   ===========
    Cost:
      Class I............         --                    --                --               --               --            --
      Class 1............         --                    --                --               --               --            --
      Class II...........         --                    --                --               --               --            --
      Class 2............         --                    --                --               --               --            --
      Class X............       $27,195,625          $39,385,426       $50,836,673     $252,228,960     $48,938,767   $27,262,189
      Class Y............        14,732,862            7,097,101        22,497,993       50,194,287       7,002,987    10,045,911
      Other..............         --                    --                --               --               --            --
                                ===========          ===========       ===========     ============     ===========   ===========
    Market Value:
      Class I............         --                    --                --               --               --            --
      Class 1............         --                    --                --               --               --            --
      Class II...........         --                    --                --               --               --            --
      Class 2............         --                    --                --               --               --            --
      Class X............       $22,032,891          $47,130,887       $38,930,069     $271,345,398     $64,222,788   $30,613,380
      Class Y............        11,754,939            8,021,263        23,544,583       55,803,958       7,651,416    10,015,480
      Other..............         --                    --                --               --               --            --
  Due from Hartford Life
   and Annuity Insurance
   Company...............         --                    --                --               --                16,225       --
  Receivable from fund
   shares sold...........             7,078                8,431            10,092          255,281         --              1,678
  Other assets...........         --                    --                       8               62              39            26
                                -----------          -----------       -----------     ------------     -----------   -----------
  Total Assets...........        33,794,908           55,160,581        62,484,752      327,404,699      71,890,468    40,630,564
                                -----------          -----------       -----------     ------------     -----------   -----------
LIABILITIES:
    Due to Hartford Life
     and Annuity
     Insurance Company...             7,078                8,431            10,092          255,281         --              1,678
    Payable for fund
     shares purchased....         --                    --                --               --                16,225       --
    Other liabilities....                 3                    8          --               --               --            --
                                -----------          -----------       -----------     ------------     -----------   -----------
    Total Liabilities....             7,081                8,439            10,092          255,281          16,225         1,678
                                -----------          -----------       -----------     ------------     -----------   -----------
NET ASSETS:
    For Variable Annuity
     Contract
     Liabilities.........       $33,787,827          $55,152,142       $62,474,660     $327,149,418     $71,874,243   $40,628,886
                                ===========          ===========       ===========     ============     ===========   ===========


                           MONEY MARKET
                           SUB-ACCOUNT
                           ------------
ASSETS:
  Investments:
    Number of Shares
      Class I............      --
      Class 1............      --
      Class II...........      --
      Class 2............      --
      Class X............   61,954,891
      Class Y............   29,618,197
      Other..............      --
                           ===========
    Cost:
      Class I............      --
      Class 1............      --
      Class II...........      --
      Class 2............      --
      Class X............  $61,954,891
      Class Y............   29,618,197
      Other..............      --
                           ===========
    Market Value:
      Class I............      --
      Class 1............      --
      Class II...........      --
      Class 2............      --
      Class X............  $61,954,891
      Class Y............   29,618,197
      Other..............      --
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --
  Receivable from fund
   shares sold...........       87,446
  Other assets...........           30
                           -----------
  Total Assets...........   91,660,564
                           -----------
LIABILITIES:
    Due to Hartford Life
     and Annuity
     Insurance Company...       87,446
    Payable for fund
     shares purchased....      --
    Other liabilities....      --
                           -----------
    Total Liabilities....       87,446
                           -----------
NET ASSETS:
    For Variable Annuity
     Contract
     Liabilities.........  $91,573,118
                           ===========

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004


                                        EQUALLY WEIGHTED   SMALL COMPANY
                            UTILITIES       S&P 500       GROWTH PORTFOLIO  GLOBAL FRANCHISE
                           SUB-ACCOUNT   SUB-ACCOUNT(A)   SUB-ACCOUNT (B)     SUB-ACCOUNT
                           -----------  ----------------  ----------------  ----------------
ASSETS:
  Investments:
    Number of Shares
      Class I............      --             --               --                --
      Class 1............      --             --               --                --
      Class II...........      --             --                185,837           869,008
      Class 2............      --             --               --                --
      Class X............    3,041,685       4,883,245         --                --
      Class Y............      770,931       2,880,340         --                --
      Other..............      --             --               --                --
                           ===========    ============       ==========       ===========
    Cost:
      Class I............      --             --               --                --
      Class 1............      --             --               --                --
      Class II...........      --             --             $2,684,837       $10,640,322
      Class 2............      --             --               --                --
      Class X............  $39,311,766    $ 64,291,851         --                --
      Class Y............   15,132,720      55,622,855         --                --
      Other..............      --             --               --                --
                           ===========    ============       ==========       ===========
    Market Value:
      Class I............      --             --               --                --
      Class 1............      --             --               --                --
      Class II...........      --             --             $2,874,894       $12,001,005
      Class 2............      --             --               --                --
      Class X............  $57,244,513    $119,395,332         --                --
      Class Y............   14,501,213      69,848,240         --                --
      Other..............      --             --               --                --
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --              147,285            9,357            13,677
  Receivable from fund
   shares sold...........       51,988        --               --                --
  Other assets...........            6              12         --                       3
                           -----------    ------------       ----------       -----------
  Total Assets...........   71,797,720     189,390,869        2,884,251        12,014,685
                           -----------    ------------       ----------       -----------
LIABILITIES:
    Due to Hartford Life
     and Annuity
     Insurance Company...       51,988        --               --                --
    Payable for fund
     shares purchased....      --              147,285            9,357            13,677
    Other liabilities....      --             --               --                --
                           -----------    ------------       ----------       -----------
    Total Liabilities....       51,988         147,285            9,357            13,677
                           -----------    ------------       ----------       -----------
NET ASSETS:
    For Variable Annuity
     Contract
     Liabilities.........  $71,745,732    $189,243,584       $2,874,894       $12,001,008
                           ===========    ============       ==========       ===========

(a)  Formerly Value-Added Market Sub-Account. Change effective November 1, 2004.
(b)  From inception, May 3, 2004 to Decemer 31, 2004

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                               GROWTH AND                                    AGGRESSIVE GROWTH
                           EQUITY AND INCOME   ENTERPRISE        INCOME        COMSTOCK     EMERGING GROWTH      PORTFOLIO
                              SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (B)
                           -----------------  -------------  --------------  -------------  ---------------  -----------------
ASSETS:
  Investments:
    Number of Shares
      Class I............        --                833,132       1,664,358        --             --               --
      Class 1............        --                --             --              --             --               --
      Class II...........       1,738,285          414,736       4,406,277      5,251,687        168,882          107,685
      Class 2............        --                --             --              --             --               --
      Class X............        --                --             --              --             --               --
      Class Y............        --                --             --              --             --               --
      Other..............        --                --             --              --             --               --
                              ===========      ===========    ============    ===========     ==========         ========
    Cost:
      Class I............        --            $18,200,573    $ 26,167,156        --             --               --
      Class 1............        --                --             --              --             --               --
      Class II...........     $19,933,388        6,435,921      69,020,235    $62,020,313     $3,978,490         $472,974
      Class 2............        --                --             --              --             --               --
      Class X............        --                --             --              --             --               --
      Class Y............        --                --             --              --             --               --
      Other..............        --                --             --              --             --               --
                              ===========      ===========    ============    ===========     ==========         ========
    Market Value:
      Class I............        --            $11,330,599    $ 32,155,397        --             --               --
      Class 1............        --                --             --              --             --               --
      Class II...........     $22,545,562        5,640,410      84,997,070    $71,895,598     $4,363,901         $523,349
      Class 2............        --                --             --              --             --               --
      Class X............        --                --             --              --             --               --
      Class Y............        --                --             --              --             --               --
      Other..............        --                --             --              --             --               --
  Due from Hartford Life
   and Annuity Insurance
   Company...............           4,491          --               27,215        150,611        --               --
  Receivable from fund
   shares sold...........        --                  2,877        --              --                 138               31
  Other assets...........        --                      2        --              --             --               --
                              -----------      -----------    ------------    -----------     ----------         --------
  Total Assets...........      22,550,053       16,973,888     117,179,682     72,046,209      4,364,039          523,380
                              -----------      -----------    ------------    -----------     ----------         --------
LIABILITIES:
    Due to Hartford Life
     and Annuity
     Insurance Company...        --                  2,877        --              --                 139               31
    Payable for fund
     shares purchased....           4,490          --               27,215        150,611        --               --
    Other liabilities....        --                --                    5              5        --               --
                              -----------      -----------    ------------    -----------     ----------         --------
    Total Liabilities....           4,490            2,877          27,220        150,616            139               31
                              -----------      -----------    ------------    -----------     ----------         --------
NET ASSETS:
    For Variable Annuity
     Contract
     Liabilities.........     $22,545,563      $16,971,011    $117,152,462    $71,895,593     $4,363,900         $523,349
                              ===========      ===========    ============    ===========     ==========         ========


                               GOVERNMENT
                               PORTFOLIO
                            SUB-ACCOUNT (B)
                           ------------------
ASSETS:
  Investments:
    Number of Shares
      Class I............        --
      Class 1............        --
      Class II...........         518,114
      Class 2............        --
      Class X............        --
      Class Y............        --
      Other..............        --
                               ==========
    Cost:
      Class I............        --
      Class 1............        --
      Class II...........      $4,859,308
      Class 2............        --
      Class X............        --
      Class Y............        --
      Other..............        --
                               ==========
    Market Value:
      Class I............        --
      Class 1............        --
      Class II...........      $4,911,721
      Class 2............        --
      Class X............        --
      Class Y............        --
      Other..............        --
  Due from Hartford Life
   and Annuity Insurance
   Company...............          28,820
  Receivable from fund
   shares sold...........        --
  Other assets...........        --
                               ----------
  Total Assets...........       4,940,541
                               ----------
LIABILITIES:
    Due to Hartford Life
     and Annuity
     Insurance Company...        --
    Payable for fund
     shares purchased....          28,821
    Other liabilities....        --
                               ----------
    Total Liabilities....          28,821
                               ----------
NET ASSETS:
    For Variable Annuity
     Contract
     Liabilities.........      $4,911,720
                               ==========

(b)  From inception, May 3, 2004 to Decemer 31, 2004

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
                                --------  ------------  ----------  --------------
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
American Funds Global Growth
 Fund -- Class 2..............     1.30%      168,147   $ 1.244884  $      209,323
American Funds Global Growth
 Fund -- Class 2..............     1.40%      329,091    11.887898       3,912,200
American Funds Global Growth
 Fund -- Class 2..............     1.50%    1,137,888     8.409843       9,569,459
American Funds Global Growth
 Fund -- Class 2..............     1.55%       50,695    11.790179         597,698
American Funds Global Growth
 Fund -- Class 2..............     1.60%      124,275    11.794979       1,465,819
American Funds Global Growth
 Fund -- Class 2..............     1.65%      314,149     8.354008       2,624,407
American Funds Global Growth
 Fund -- Class 2..............     1.70%      264,497     8.344106       2,206,987
American Funds Global Growth
 Fund -- Class 2..............     1.80%       44,838    11.688279         524,080
American Funds Global Growth
 Fund -- Class 2..............     1.85%    1,539,812     8.288746      12,763,113
American Funds Global Growth
 Fund -- Class 2..............     1.90%       81,028     11.65568         944,435
American Funds Global Growth
 Fund -- Class 2..............     1.95%      229,391    11.641618       2,670,483
American Funds Global Growth
 Fund -- Class 2..............     2.00%      231,265     8.258749       1,909,963
American Funds Global Growth
 Fund -- Class 2..............     2.05%       63,642     8.248773         524,971
American Funds Global Growth
 Fund -- Class 2..............     2.10%      315,699    11.599446       3,661,929
American Funds Global Growth
 Fund -- Class 2..............     2.15%      146,059    11.589771       1,692,790
American Funds Global Growth
 Fund -- Class 2..............     2.20%      189,808     8.218901       1,560,016
American Funds Global Growth
 Fund -- Class 2..............     2.25%      132,379     8.212034       1,087,099
American Funds Global Growth
 Fund -- Class 2..............     2.30%      298,217     8.951838       2,669,588
American Funds Global Growth
 Fund -- Class 2..............     2.40%      121,859     8.926886       1,087,824
American Funds Global Growth
 Fund -- Class 2..............     2.45%       48,861     8.184662         399,910
American Funds Global Growth
 Fund -- Class 2..............     2.60%       82,862     8.172367         677,180
American Funds Growth Fund --
 Class 2......................     1.30%    1,184,708     1.117260       1,323,628
American Funds Growth Fund --
 Class 2......................     1.40%    2,631,473    11.603152      30,533,385
American Funds Growth Fund --
 Class 2......................     1.50%    6,014,764     8.046678      48,398,866
American Funds Growth Fund --
 Class 2......................     1.55%      266,109    11.507743       3,062,313
American Funds Growth Fund --
 Class 2......................     1.60%      787,802    11.512438       9,069,521
American Funds Growth Fund --
 Class 2......................     1.65%    2,279,502     7.993282      18,220,702
American Funds Growth Fund --
 Class 2......................     1.70%    2,074,483     7.983767      16,562,188
American Funds Growth Fund --
 Class 2......................     1.75%        6,675    11.417752          76,213
American Funds Growth Fund --
 Class 2......................     1.80%      303,761    11.408233       3,465,380
American Funds Growth Fund --
 Class 2......................     1.85%   10,376,150     7.930772      82,290,879
American Funds Growth Fund --
 Class 2......................     1.90%      462,080    11.376414       5,256,814
American Funds Growth Fund --
 Class 2......................     1.95%    2,727,596    11.362684      30,992,816
American Funds Growth Fund --
 Class 2......................     2.00%    1,891,308     7.902052      14,945,211
American Funds Growth Fund --
 Class 2......................     2.05%      634,460     7.892498       5,007,472
American Funds Growth Fund --
 Class 2......................     2.10%    2,603,010    11.321555      29,470,125
American Funds Growth Fund --
 Class 2......................     2.15%    1,873,646    11.312082      21,194,835
American Funds Growth Fund --
 Class 2......................     2.20%    1,026,012     7.863923       8,068,476
American Funds Growth Fund --
 Class 2......................     2.25%      983,315     7.857367       7,726,265
American Funds Growth Fund --
 Class 2......................     2.30%    3,226,012     7.827485      25,251,557
American Funds Growth Fund --
 Class 2......................     2.35%        7,207    11.171043          80,509
American Funds Growth Fund --
 Class 2......................     2.40%    1,000,672     7.805651       7,810,898
American Funds Growth Fund --
 Class 2......................     2.45%      640,091     7.831177       5,012,667
American Funds Growth Fund --
 Class 2......................     2.60%      961,708     7.819403       7,519,980
American Funds Growth-Income
 Fund -- Class 2..............     1.30%    1,227,457     1.124557       1,380,346
American Funds Growth-Income
 Fund -- Class 2..............     1.40%    2,887,613    11.817193      34,123,478
American Funds Growth-Income
 Fund -- Class 2..............     1.50%    4,918,770    12.038364      59,213,942
American Funds Growth-Income
 Fund -- Class 2..............     1.55%      253,374    11.720052       2,969,551
American Funds Growth-Income
 Fund -- Class 2..............     1.60%      737,594    11.724892       8,648,212

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
                                --------  ------------  ----------  --------------
American Funds Growth-Income
 Fund -- Class 2..............     1.65%    2,147,097   $11.958482  $   25,676,025
American Funds Growth-Income
 Fund -- Class 2..............     1.70%    1,556,194    11.944278      18,587,611
American Funds Growth-Income
 Fund -- Class 2..............     1.75%        3,178    11.628492          36,956
American Funds Growth-Income
 Fund -- Class 2..............     1.80%      246,774    11.618799       2,867,216
American Funds Growth-Income
 Fund -- Class 2..............     1.85%    7,855,741    11.865058      93,208,820
American Funds Growth-Income
 Fund -- Class 2..............     1.90%      455,935    11.586387       5,282,637
American Funds Growth-Income
 Fund -- Class 2..............     1.95%    2,761,458    11.572399      31,956,690
American Funds Growth-Income
 Fund -- Class 2..............     2.00%    1,485,045    11.822096      17,556,343
American Funds Growth-Income
 Fund -- Class 2..............     2.05%      420,661    11.807827       4,967,092
American Funds Growth-Income
 Fund -- Class 2..............     2.10%    2,487,828    11.530506      28,685,917
American Funds Growth-Income
 Fund -- Class 2..............     2.15%    1,591,117    11.520882      18,331,073
American Funds Growth-Income
 Fund -- Class 2..............     2.20%      877,010    11.765071      10,318,084
American Funds Growth-Income
 Fund -- Class 2..............     2.25%      679,451    11.755253       7,987,114
American Funds Growth-Income
 Fund -- Class 2..............     2.30%    1,856,389    11.586062      21,508,242
American Funds Growth-Income
 Fund -- Class 2..............     2.35%        7,208    11.377256          82,003
American Funds Growth-Income
 Fund -- Class 2..............     2.40%      691,383    11.553751       7,988,068
American Funds Growth-Income
 Fund -- Class 2..............     2.45%      432,018    11.716059       5,061,543
American Funds Growth-Income
 Fund -- Class 2..............     2.60%      427,197    11.698456       4,997,550
American Funds International
 Fund -- Class 2..............     1.30%      355,702     1.268031         451,041
American Funds International
 Fund -- Class 2..............     1.40%      736,959     11.69653       8,619,868
American Funds International
 Fund -- Class 2..............     1.50%    1,223,356     8.098834       9,907,756
American Funds International
 Fund -- Class 2..............     1.55%       60,856    11.579141         704,659
American Funds International
 Fund -- Class 2..............     1.60%      188,252    11.605113       2,184,682
American Funds International
 Fund -- Class 2..............     1.65%      403,550     8.045058       3,246,586
American Funds International
 Fund -- Class 2..............     1.70%      421,597     8.035556       3,387,764
American Funds International
 Fund -- Class 2..............     1.80%      109,510    11.500121       1,259,376
American Funds International
 Fund -- Class 2..............     1.85%    2,078,856     7.982226      16,593,898
American Funds International
 Fund -- Class 2..............     1.90%      110,243    11.468042       1,264,271
American Funds International
 Fund -- Class 2..............     1.95%      521,099    11.454187       5,968,762
American Funds International
 Fund -- Class 2..............     2.00%      374,140     7.953330       2,975,657
American Funds International
 Fund -- Class 2..............     2.05%      127,486     7.943710       1,012,709
American Funds International
 Fund -- Class 2..............     2.10%      620,995    11.412712       7,087,236
American Funds International
 Fund -- Class 2..............     2.15%      293,148    11.403186       3,342,823
American Funds International
 Fund -- Class 2..............     2.20%      142,428     7.914953       1,127,308
American Funds International
 Fund -- Class 2..............     2.25%      137,523     7.908356       1,087,579
American Funds International
 Fund -- Class 2..............     2.30%      797,453     8.650218       6,898,139
American Funds International
 Fund -- Class 2..............     2.35%           53     11.26104             595
American Funds International
 Fund -- Class 2..............     2.40%      268,522     8.626119       2,316,305
American Funds International
 Fund -- Class 2..............     2.45%       93,916     7.882012         740,244
American Funds International
 Fund -- Class 2..............     2.60%      354,898     7.870167       2,793,105
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.30%       44,145     1.361722          60,113
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.40%      211,134    14.045346       2,965,446
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.50%      356,934    10.170302       3,630,125
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.55%       35,910    13.929904         500,220
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.60%       77,294    13.935574       1,077,132
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.65%      134,199    10.102802       1,355,788
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.70%      115,778    10.090827       1,168,301
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.75%        1,583    13.821020          21,872
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.80%       27,544    13.809508         380,370
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.85%      601,813    10.023816       6,032,464

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
                                --------  ------------  ----------  --------------
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.90%       55,310   $13.770991  $      761,676
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.95%      206,763    13.754346       2,843,888
American Funds Global Small
 Capitalization Fund -- Class
 2............................     2.00%      144,053     9.987546       1,438,739
American Funds Global Small
 Capitalization Fund -- Class
 2............................     2.05%       31,889     9.975501         318,112
American Funds Global Small
 Capitalization Fund -- Class
 2............................     2.10%      159,072    13.704582       2,180,018
American Funds Global Small
 Capitalization Fund -- Class
 2............................     2.15%      113,165    13.693146       1,549,587
American Funds Global Small
 Capitalization Fund -- Class
 2............................     2.20%       41,565     9.939380         413,127
American Funds Global Small
 Capitalization Fund -- Class
 2............................     2.25%       81,574     9.931072         810,121
American Funds Global Small
 Capitalization Fund -- Class
 2............................     2.30%      165,272    10.060752       1,662,759
American Funds Global Small
 Capitalization Fund -- Class
 2............................     2.35%           49    13.522404             660
American Funds Global Small
 Capitalization Fund -- Class
 2............................     2.40%      130,295    10.032697       1,307,213
American Funds Global Small
 Capitalization Fund -- Class
 2............................     2.45%       34,909     9.898005         345,531
American Funds Global Small
 Capitalization Fund -- Class
 2............................     2.60%       57,840     9.883142         571,644
Franklin Small Cap Fund --
 Class 2......................     1.30%      314,240     1.068933         335,901
Franklin Small Cap Fund --
 Class 2......................     1.40%      427,111    12.241196       5,228,351
Franklin Small Cap Fund --
 Class 2......................     1.50%    1,269,107     7.007253       8,892,952
Franklin Small Cap Fund --
 Class 2......................     1.55%       84,645    12.140557       1,027,643
Franklin Small Cap Fund --
 Class 2......................     1.60%      100,897    12.145513       1,225,450
Franklin Small Cap Fund --
 Class 2......................     1.65%      349,487     6.960726       2,432,682
Franklin Small Cap Fund --
 Class 2......................     1.70%      235,068      6.95249       1,634,305
Franklin Small Cap Fund --
 Class 2......................     1.75%        3,807    12.045644          45,854
Franklin Small Cap Fund --
 Class 2......................     1.80%       18,960    12.035601         228,200
Franklin Small Cap Fund --
 Class 2......................     1.85%    1,420,405     6.906343       9,809,801
Franklin Small Cap Fund --
 Class 2......................     1.90%       42,392    12.002052         508,794
Franklin Small Cap Fund --
 Class 2......................     1.95%      346,374    11.987535       4,152,166
Franklin Small Cap Fund --
 Class 2......................     2.00%      216,406     6.881313       1,489,156
Franklin Small Cap Fund --
 Class 2......................     2.05%       68,407     6.872999         470,163
Franklin Small Cap Fund --
 Class 2......................     2.10%      257,593    11.944148       3,076,727
Franklin Small Cap Fund --
 Class 2......................     2.15%      212,208    11.934164       2,532,524
Franklin Small Cap Fund --
 Class 2......................     2.20%      185,135     6.848124       1,267,830
Franklin Small Cap Fund --
 Class 2......................     2.25%      131,290     6.842409         898,341
Franklin Small Cap Fund --
 Class 2......................     2.30%      615,574     6.872827       4,230,736
Franklin Small Cap Fund --
 Class 2......................     2.35%           52    11.785344             609
Franklin Small Cap Fund --
 Class 2......................     2.40%      138,427     6.853671         948,731
Franklin Small Cap Fund --
 Class 2......................     2.45%      119,047     6.819597         811,851
Franklin Small Cap Fund --
 Class 2......................     2.60%       85,472     6.809347         582,006
Franklin Strategic Income
 Securities Fund -- Class 1...     1.30%       97,713     1.325500         129,518
Franklin Strategic Income
 Securities Fund -- Class 1...     1.40%      483,550    14.502377       7,012,629
Franklin Strategic Income
 Securities Fund -- Class 1...     1.50%      765,584    13.900634      10,642,100
Franklin Strategic Income
 Securities Fund -- Class 1...     1.55%       30,650    14.383202         440,843
Franklin Strategic Income
 Securities Fund -- Class 1...     1.60%      186,534    14.389106       2,684,050
Franklin Strategic Income
 Securities Fund -- Class 1...     1.65%      198,745    13.808427       2,744,356
Franklin Strategic Income
 Securities Fund -- Class 1...     1.70%      144,466    13.792099       1,992,493
Franklin Strategic Income
 Securities Fund -- Class 1...     1.80%       42,976    14.258968         612,790
Franklin Strategic Income
 Securities Fund -- Class 1...     1.85%      806,026    13.700613      11,043,048
Franklin Strategic Income
 Securities Fund -- Class 1...     1.90%       60,448    14.219217         859,521
Franklin Strategic Income
 Securities Fund -- Class 1...     1.95%      601,970    14.202025       8,549,195
Franklin Strategic Income
 Securities Fund -- Class 1...     2.00%      211,066    13.651006       2,881,265
Franklin Strategic Income
 Securities Fund -- Class 1...     2.05%       52,864    13.634501         720,770
Franklin Strategic Income
 Securities Fund -- Class 1...     2.10%      673,802    14.150605       9,534,713

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
                                --------  ------------  ----------  --------------
Franklin Strategic Income
 Securities Fund -- Class 1...     2.15%      258,371   $14.138796  $    3,653,056
Franklin Strategic Income
 Securities Fund -- Class 1...     2.20%      181,088    13.585154       2,460,104
Franklin Strategic Income
 Securities Fund -- Class 1...     2.25%      108,306    13.573800       1,470,130
Franklin Strategic Income
 Securities Fund -- Class 1...     2.30%      542,405    13.484736       7,314,188
Franklin Strategic Income
 Securities Fund -- Class 1...     2.35%           58    13.962653             803
Franklin Strategic Income
 Securities Fund -- Class 1...     2.40%      106,192    13.447148       1,427,976
Franklin Strategic Income
 Securities Fund -- Class 1...     2.45%       83,425    13.528520       1,128,617
Franklin Strategic Income
 Securities Fund -- Class 1...     2.60%       87,320    13.508186       1,179,531
Mutual Shares Securities Fund
 -- Class 2...................     1.30%      238,827     1.173480         280,259
Mutual Shares Securities Fund
 -- Class 2...................     1.40%      951,863    13.764052      13,101,495
Mutual Shares Securities Fund
 -- Class 2...................     1.50%    1,486,558    13.607363      20,228,140
Mutual Shares Securities Fund
 -- Class 2...................     1.55%       86,490    13.650916       1,180,674
Mutual Shares Securities Fund
 -- Class 2...................     1.60%      235,739    13.656519       3,219,372
Mutual Shares Securities Fund
 -- Class 2...................     1.65%      623,590    13.517118       8,429,137
Mutual Shares Securities Fund
 -- Class 2...................     1.70%      503,092    13.501081       6,792,282
Mutual Shares Securities Fund
 -- Class 2...................     1.75%        3,829    13.544291          51,857
Mutual Shares Securities Fund
 -- Class 2...................     1.80%       66,320    13.532966         897,504
Mutual Shares Securities Fund
 -- Class 2...................     1.85%    2,323,090    13.411478      31,156,074
Mutual Shares Securities Fund
 -- Class 2...................     1.90%      144,370    13.495246       1,948,313
Mutual Shares Securities Fund
 -- Class 2...................     1.95%      768,687    13.478928      10,361,074
Mutual Shares Securities Fund
 -- Class 2...................     2.00%      455,060    13.362930       6,080,933
Mutual Shares Securities Fund
 -- Class 2...................     2.05%      124,532     13.34678       1,662,103
Mutual Shares Securities Fund
 -- Class 2...................     2.10%      764,578    13.430117      10,268,377
Mutual Shares Securities Fund
 -- Class 2...................     2.15%      680,251    13.418900       9,128,224
Mutual Shares Securities Fund
 -- Class 2...................     2.20%      285,505    13.298446       3,796,775
Mutual Shares Securities Fund
 -- Class 2...................     2.25%      212,870    13.287352       2,828,477
Mutual Shares Securities Fund
 -- Class 2...................     2.30%      701,750    12.783218       8,970,627
Mutual Shares Securities Fund
 -- Class 2...................     2.35%        1,065    13.251681          14,118
Mutual Shares Securities Fund
 -- Class 2...................     2.40%      213,633    12.747565       2,723,306
Mutual Shares Securities Fund
 -- Class 2...................     2.45%      224,314    13.243042       2,970,595
Mutual Shares Securities Fund
 -- Class 2...................     2.60%      174,975    13.223137       2,313,716
Templeton Developing Markets
 Securities Fund -- Class 1...     1.30%       27,359     1.677055          45,882
Templeton Developing Markets
 Securities Fund -- Class 1...     1.40%      183,566    12.901593       2,368,294
Templeton Developing Markets
 Securities Fund -- Class 1...     1.50%      135,309    13.650959       1,847,095
Templeton Developing Markets
 Securities Fund -- Class 1...     1.55%       30,701    12.795500         392,829
Templeton Developing Markets
 Securities Fund -- Class 1...     1.60%       31,653    12.800825         405,190
Templeton Developing Markets
 Securities Fund -- Class 1...     1.65%       35,138    13.560361         476,487
Templeton Developing Markets
 Securities Fund -- Class 1...     1.70%       11,398    13.544304         154,384
Templeton Developing Markets
 Securities Fund -- Class 1...     1.75%        1,867    12.695565          23,699
Templeton Developing Markets
 Securities Fund -- Class 1...     1.80%       10,526    12.684958         133,527
Templeton Developing Markets
 Securities Fund -- Class 1...     1.85%      301,554    13.454457       4,057,244
Templeton Developing Markets
 Securities Fund -- Class 1...     1.90%       16,926    12.649581         214,106
Templeton Developing Markets
 Securities Fund -- Class 1...     1.95%       73,510    12.634294         928,744
Templeton Developing Markets
 Securities Fund -- Class 1...     2.00%       26,788    13.405726         359,108
Templeton Developing Markets
 Securities Fund -- Class 1...     2.05%       58,303    13.389532         780,648
Templeton Developing Markets
 Securities Fund -- Class 1...     2.10%       94,621    12.588575       1,191,142
Templeton Developing Markets
 Securities Fund -- Class 1...     2.15%       68,482    12.578079         861,372
Templeton Developing Markets
 Securities Fund -- Class 1...     2.20%       13,758    13.341084         183,552
Templeton Developing Markets
 Securities Fund -- Class 1...     2.25%       27,752    13.329954         369,927
Templeton Developing Markets
 Securities Fund -- Class 1...     2.30%       97,700    15.035801       1,468,995

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
                                --------  ------------  ----------  --------------
Templeton Developing Markets
 Securities Fund -- Class 1...     2.35%           38   $12.421248  $          478
Templeton Developing Markets
 Securities Fund -- Class 1...     2.40%       44,200    14.993886         662,725
Templeton Developing Markets
 Securities Fund -- Class 1...     2.45%       10,363    13.285521         137,677
Templeton Developing Markets
 Securities Fund -- Class 1...     2.60%       22,441    13.265566         297,695
Templeton Growth Securities
 Fund -- Class 2..............     1.30%       20,693     1.166563          24,140
Templeton Growth Securities
 Fund -- Class 2..............     1.40%      297,806    12.390441       3,689,942
Templeton Growth Securities
 Fund -- Class 2..............     1.50%      506,642    11.858859       6,008,196
Templeton Growth Securities
 Fund -- Class 2..............     1.55%       31,868    12.288641         391,618
Templeton Growth Securities
 Fund -- Class 2..............     1.60%      105,070    12.293676       1,291,694
Templeton Growth Securities
 Fund -- Class 2..............     1.65%      160,398    11.780170       1,889,514
Templeton Growth Securities
 Fund -- Class 2..............     1.70%       74,735    11.766208         879,342
Templeton Growth Securities
 Fund -- Class 2..............     1.75%          671    12.192621           8,179
Templeton Growth Securities
 Fund -- Class 2..............     1.80%       28,177    12.182443         343,259
Templeton Growth Securities
 Fund -- Class 2..............     1.85%      733,626    11.688123       8,574,712
Templeton Growth Securities
 Fund -- Class 2..............     1.90%       39,652    12.148462         481,713
Templeton Growth Securities
 Fund -- Class 2..............     1.95%      297,584    12.133777       3,610,823
Templeton Growth Securities
 Fund -- Class 2..............     2.00%      182,794    11.645789       2,128,777
Templeton Growth Securities
 Fund -- Class 2..............     2.05%       52,105    11.631723         606,072
Templeton Growth Securities
 Fund -- Class 2..............     2.10%      319,207    12.089857       3,859,167
Templeton Growth Securities
 Fund -- Class 2..............     2.15%      256,276    12.079774       3,095,762
Templeton Growth Securities
 Fund -- Class 2..............     2.20%      102,963    11.589582       1,193,302
Templeton Growth Securities
 Fund -- Class 2..............     2.25%       44,882    11.579915         519,735
Templeton Growth Securities
 Fund -- Class 2..............     2.30%      222,584    11.844522       2,636,404
Templeton Growth Securities
 Fund -- Class 2..............     2.35%        2,942    11.929197          35,101
Templeton Growth Securities
 Fund -- Class 2..............     2.40%       98,363    11.811474       1,161,816
Templeton Growth Securities
 Fund -- Class 2..............     2.45%       66,536    11.541318         767,910
Templeton Growth Securities
 Fund -- Class 2..............     2.60%       71,355    11.523966         822,290
MFS Capital Opportunities
 Series -- Class INIT.........     1.30%       41,892     0.983525          41,202
MFS Capital Opportunities
 Series -- Class INIT.........     1.40%       45,579     8.459697         385,583
MFS Capital Opportunities
 Series -- Class INIT.........     1.50%      354,312     6.321527       2,239,791
MFS Capital Opportunities
 Series -- Class INIT.........     1.55%       13,132     8.390117         110,182
MFS Capital Opportunities
 Series -- Class INIT.........     1.60%       24,477     8.393545         205,452
MFS Capital Opportunities
 Series -- Class INIT.........     1.65%      179,250     6.279546       1,125,612
MFS Capital Opportunities
 Series -- Class INIT.........     1.70%      123,714     6.272120         775,948
MFS Capital Opportunities
 Series -- Class INIT.........     1.75%          429     8.324528           3,572
MFS Capital Opportunities
 Series -- Class INIT.........     1.80%        5,514     8.317582          45,865
MFS Capital Opportunities
 Series -- Class INIT.........     1.85%      325,757     6.230456       2,029,617
MFS Capital Opportunities
 Series -- Class INIT.........     1.90%        1,571     8.294372          13,027
MFS Capital Opportunities
 Series -- Class INIT.........     1.95%       44,141     8.284356         365,679
MFS Capital Opportunities
 Series -- Class INIT.........     2.00%       16,299     6.207901         101,182
MFS Capital Opportunities
 Series -- Class INIT.........     2.05%        1,913     6.200372          11,862
MFS Capital Opportunities
 Series -- Class INIT.........     2.10%      125,427     8.254361       1,035,322
MFS Capital Opportunities
 Series -- Class INIT.........     2.15%       23,505     8.247480         193,856
MFS Capital Opportunities
 Series -- Class INIT.........     2.20%       29,849     6.177936         184,405
MFS Capital Opportunities
 Series -- Class INIT.........     2.25%       37,957     6.172774         234,300
MFS Capital Opportunities
 Series -- Class INIT.........     2.30%       47,699     6.198880         295,678
MFS Capital Opportunities
 Series -- Class INIT.........     2.35%           26     8.144593             211
MFS Capital Opportunities
 Series -- Class INIT.........     2.40%       44,660     6.181606         276,071
MFS Capital Opportunities
 Series -- Class INIT.........     2.45%       14,976     6.152207          92,133
MFS Capital Opportunities
 Series -- Class INIT.........     2.60%       10,498     6.142949          64,490

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
                                --------  ------------  ----------  --------------
MFS Emerging Growth Series --
 Class INIT...................     1.30%       13,538   $ 0.993214  $       13,446
MFS Emerging Growth Series --
 Class INIT...................     1.40%       82,642     7.491736         619,129
MFS Emerging Growth Series --
 Class INIT...................     1.50%      434,051     4.991971       2,166,772
MFS Emerging Growth Series --
 Class INIT...................     1.55%       18,634     7.430126         138,454
MFS Emerging Growth Series --
 Class INIT...................     1.60%       26,102     7.433156         194,017
MFS Emerging Growth Series --
 Class INIT...................     1.65%      260,921     4.958786       1,293,851
MFS Emerging Growth Series --
 Class INIT...................     1.70%      114,480     4.952929         567,010
MFS Emerging Growth Series --
 Class INIT...................     1.80%        1,665     7.365885          12,266
MFS Emerging Growth Series --
 Class INIT...................     1.85%      559,311     4.920035       2,751,830
MFS Emerging Growth Series --
 Class INIT...................     1.90%       10,945     7.345332          80,397
MFS Emerging Growth Series --
 Class INIT...................     1.95%       49,000     7.336454         359,487
MFS Emerging Growth Series --
 Class INIT...................     2.00%       57,344     4.902222         281,111
MFS Emerging Growth Series --
 Class INIT...................     2.05%       84,724     4.896297         414,834
MFS Emerging Growth Series --
 Class INIT...................     2.10%       40,558     7.309877         296,473
MFS Emerging Growth Series --
 Class INIT...................     2.15%       29,896     7.303787         218,353
MFS Emerging Growth Series --
 Class INIT...................     2.20%       56,348     4.878543         274,895
MFS Emerging Growth Series --
 Class INIT...................     2.25%       43,082     4.874476         210,000
MFS Emerging Growth Series --
 Class INIT...................     2.30%       92,045     4.830273         444,602
MFS Emerging Growth Series --
 Class INIT...................     2.35%           28     7.212680             205
MFS Emerging Growth Series --
 Class INIT...................     2.40%       42,966     4.816813         206,960
MFS Emerging Growth Series --
 Class INIT...................     2.45%       12,127     4.858215          58,918
MFS Emerging Growth Series --
 Class INIT...................     2.60%       53,385     4.850916         258,968
MFS Investors Growth Stock
 Series -- Class INIT.........     1.30%        6,406     0.962851           6,168
MFS Investors Growth Stock
 Series -- Class INIT.........     1.40%       82,473     7.762533         640,203
MFS Investors Growth Stock
 Series -- Class INIT.........     1.50%      244,758     6.210656       1,520,110
MFS Investors Growth Stock
 Series -- Class INIT.........     1.55%        4,554     7.698709          35,064
MFS Investors Growth Stock
 Series -- Class INIT.........     1.60%       17,128     7.701867         131,914
MFS Investors Growth Stock
 Series -- Class INIT.........     1.65%      131,431     6.169404         810,851
MFS Investors Growth Stock
 Series -- Class INIT.........     1.70%       66,766     6.162101         411,418
MFS Investors Growth Stock
 Series -- Class INIT.........     1.80%        7,082     7.632162          54,054
MFS Investors Growth Stock
 Series -- Class INIT.........     1.85%      298,191     6.121203       1,825,285
MFS Investors Growth Stock
 Series -- Class INIT.........     1.90%        3,874     7.610865          29,481
MFS Investors Growth Stock
 Series -- Class INIT.........     1.95%       76,833     7.601666         584,055
MFS Investors Growth Stock
 Series -- Class INIT.........     2.00%       48,907     6.099022         298,286
MFS Investors Growth Stock
 Series -- Class INIT.........     2.05%        9,440     6.091654          57,506
MFS Investors Growth Stock
 Series -- Class INIT.........     2.10%       28,789     7.574124         218,054
MFS Investors Growth Stock
 Series -- Class INIT.........     2.15%       91,556     7.567817         692,876
MFS Investors Growth Stock
 Series -- Class INIT.........     2.20%       66,749     6.069585         405,141
MFS Investors Growth Stock
 Series -- Class INIT.........     2.25%       21,821     6.064512         132,332
MFS Investors Growth Stock
 Series -- Class INIT.........     2.30%       88,003     5.895131         518,787
MFS Investors Growth Stock
 Series -- Class INIT.........     2.35%           29     7.473443             214
MFS Investors Growth Stock
 Series -- Class INIT.........     2.40%       44,486     5.878665         261,516
MFS Investors Growth Stock
 Series -- Class INIT.........     2.45%       32,775     6.044293         198,099
MFS Investors Growth Stock
 Series -- Class INIT.........     2.60%       11,018     6.035213          66,497
MFS Investors Trust Series --
 Class INIT...................     1.30%       34,461     1.034845          35,661
MFS Investors Trust Series --
 Class INIT...................     1.40%      122,166     8.380645       1,023,831
MFS Investors Trust Series --
 Class INIT...................     1.50%      655,035     8.393491       5,498,027
MFS Investors Trust Series --
 Class INIT...................     1.55%       11,206     8.311730          93,139
MFS Investors Trust Series --
 Class INIT...................     1.60%       64,877     8.315153         539,460
MFS Investors Trust Series --
 Class INIT...................     1.65%      163,157     8.337775       1,360,364

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
                                --------  ------------  ----------  --------------
MFS Investors Trust Series --
 Class INIT...................     1.70%      118,352   $ 8.327875  $      985,620
MFS Investors Trust Series --
 Class INIT...................     1.75%        1,966     8.246769          16,210
MFS Investors Trust Series --
 Class INIT...................     1.80%       23,335     8.239891         192,279
MFS Investors Trust Series --
 Class INIT...................     1.85%      416,557     8.272616       3,446,012
MFS Investors Trust Series --
 Class INIT...................     1.90%        7,340     8.216910          60,316
MFS Investors Trust Series --
 Class INIT...................     1.95%      358,666     8.206973       2,943,561
MFS Investors Trust Series --
 Class INIT...................     2.00%       38,409     8.242657         316,596
MFS Investors Trust Series --
 Class INIT...................     2.05%        9,307     8.232712          76,624
MFS Investors Trust Series --
 Class INIT...................     2.10%      301,126     8.177243       2,462,379
MFS Investors Trust Series --
 Class INIT...................     2.15%      118,590     8.170420         968,931
MFS Investors Trust Series --
 Class INIT...................     2.20%       50,885     8.202867         417,399
MFS Investors Trust Series --
 Class INIT...................     2.25%       10,205     8.196042          83,642
MFS Investors Trust Series --
 Class INIT...................     2.30%       97,445     8.022764         781,780
MFS Investors Trust Series --
 Class INIT...................     2.40%       22,043     8.000393         176,353
MFS Investors Trust Series --
 Class INIT...................     2.45%        8,900     8.168698          72,698
MFS Investors Trust Series --
 Class INIT...................     2.60%       28,540     8.156435         232,783
MFS Total Return Series --
 Class INIT...................     1.30%      275,820     1.153245         318,088
MFS Total Return Series --
 Class INIT...................     1.40%    1,325,814    12.917678      17,126,436
MFS Total Return Series --
 Class INIT...................     1.50%    2,750,142    12.922874      35,539,735
MFS Total Return Series --
 Class INIT...................     1.55%      125,340    12.811508       1,605,793
MFS Total Return Series --
 Class INIT...................     1.60%      254,340    12.816786       3,259,819
MFS Total Return Series --
 Class INIT...................     1.65%    1,058,293    12.837160      13,585,472
MFS Total Return Series --
 Class INIT...................     1.70%      687,314    12.821937       8,812,698
MFS Total Return Series --
 Class INIT...................     1.75%        3,480    12.711434          44,238
MFS Total Return Series --
 Class INIT...................     1.80%      131,347    12.700809       1,668,210
MFS Total Return Series --
 Class INIT...................     1.85%    3,601,747    12.736882      45,875,026
MFS Total Return Series --
 Class INIT...................     1.90%      210,079    12.665393       2,660,739
MFS Total Return Series --
 Class INIT...................     1.95%    1,194,304    12.650086      15,108,054
MFS Total Return Series --
 Class INIT...................     2.00%      567,049    12.690760       7,196,288
MFS Total Return Series --
 Class INIT...................     2.05%      141,797    12.675426       1,797,332
MFS Total Return Series --
 Class INIT...................     2.10%    1,090,078    12.604277      13,739,646
MFS Total Return Series --
 Class INIT...................     2.15%      857,992    12.593753      10,805,335
MFS Total Return Series --
 Class INIT...................     2.20%      409,182    12.629515       5,167,773
MFS Total Return Series --
 Class INIT...................     2.25%      302,463    12.618972       3,816,775
MFS Total Return Series --
 Class INIT...................     2.30%      834,771    11.837995       9,882,011
MFS Total Return Series --
 Class INIT...................     2.35%        4,001    12.436857          49,756
MFS Total Return Series --
 Class INIT...................     2.40%      304,692    11.804998       3,596,883
MFS Total Return Series --
 Class INIT...................     2.45%      228,718    12.576878       2,876,555
MFS Total Return Series --
 Class INIT...................     2.60%      217,516    12.557976       2,731,557
Core Plus Fixed Income --
 Class A......................     1.30%      983,600     1.130940       1,112,392
Core Plus Fixed Income --
 Class A......................     1.40%    2,279,611    13.358160      30,451,404
Core Plus Fixed Income --
 Class A......................     1.50%    1,840,563    12.795239      23,550,446
Core Plus Fixed Income --
 Class A......................     1.55%      203,941    13.252092       2,702,639
Core Plus Fixed Income --
 Class A......................     1.60%      163,834    13.253834       2,171,429
Core Plus Fixed Income --
 Class A......................     1.65%      656,780    13.181859       8,657,588
Core Plus Fixed Income --
 Class A......................     1.70%      225,731    12.695322       2,865,727
Core Plus Fixed Income --
 Class A......................     1.75%        2,129    13.148607          28,000
Core Plus Fixed Income --
 Class A......................     1.80%      124,726    13.080943       1,631,531
Core Plus Fixed Income --
 Class A......................     1.85%    1,882,576    13.078940      24,622,103
Core Plus Fixed Income --
 Class A......................     1.90%       65,195    13.100982         854,122

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
                                --------  ------------  ----------  --------------
Core Plus Fixed Income --
 Class A......................     1.95%      717,586   $13.085176  $    9,389,741
Core Plus Fixed Income --
 Class A......................     2.00%      550,626    12.978787       7,146,461
Core Plus Fixed Income --
 Class A......................     2.05%       68,978    13.015810         897,802
Core Plus Fixed Income --
 Class A......................     2.10%      465,542    13.037761       6,069,628
Core Plus Fixed Income --
 Class A......................     2.15%      328,431    12.931789       4,247,203
Core Plus Fixed Income --
 Class A......................     2.20%      235,540    12.968699       3,054,652
Core Plus Fixed Income --
 Class A......................     2.25%      116,565    12.957862       1,510,434
Core Plus Fixed Income --
 Class A......................     2.30%      576,287    12.951366       7,463,704
Core Plus Fixed Income --
 Class A......................     2.40%      117,228    12.862928       1,507,894
Core Plus Fixed Income --
 Class A......................     2.45%       67,217    12.847883         863,593
Core Plus Fixed Income --
 Class A......................     2.60%       65,379    12.828577         838,716
Emerging Markets Debt -- Class
 A............................     1.30%       21,502     1.400388          30,111
Emerging Markets Debt -- Class
 A............................     1.40%      206,326    15.142234       3,124,234
Emerging Markets Debt -- Class
 A............................     1.50%       62,406    16.078001       1,003,371
Emerging Markets Debt -- Class
 A............................     1.55%       30,927    15.014206         464,342
Emerging Markets Debt -- Class
 A............................     1.60%       10,187    15.024005         153,052
Emerging Markets Debt -- Class
 A............................     1.65%       33,961    18.537021         629,538
Emerging Markets Debt -- Class
 A............................     1.70%       23,263    15.952472         371,101
Emerging Markets Debt -- Class
 A............................     1.80%        2,536    18.391878          46,646
Emerging Markets Debt -- Class
 A............................     1.85%       87,279    18.392308       1,605,262
Emerging Markets Debt -- Class
 A............................     1.90%        8,411    14.843041         124,841
Emerging Markets Debt -- Class
 A............................     1.95%       52,289    14.825119         775,187
Emerging Markets Debt -- Class
 A............................     2.00%       15,049    18.248280         274,614
Emerging Markets Debt -- Class
 A............................     2.05%        2,923    18.303621          53,493
Emerging Markets Debt -- Class
 A............................     2.10%       35,860    14.771467         529,705
Emerging Markets Debt -- Class
 A............................     2.15%       16,096    18.182239         292,659
Emerging Markets Debt -- Class
 A............................     2.20%       20,743    18.237359         378,290
Emerging Markets Debt -- Class
 A............................     2.25%       13,119    18.222130         239,061
Emerging Markets Debt -- Class
 A............................     2.30%       29,105    18.213001         530,090
Emerging Markets Debt -- Class
 A............................     2.40%       13,350    18.085485         241,434
Emerging Markets Debt -- Class
 A............................     2.45%        3,155    18.064367          56,994
Emerging Markets Debt -- Class
 A............................     2.60%        7,468    18.037236         134,699
Emerging Markets Equity --
 Class........................     1.30%       65,220     1.443391          94,138
Emerging Markets Equity --
 Class........................     1.40%      372,182    12.835330       4,777,080
Emerging Markets Equity --
 Class........................     1.50%       92,324     9.834168         907,926
Emerging Markets Equity --
 Class........................     1.55%       71,060    12.733384         904,833
Emerging Markets Equity --
 Class........................     1.60%        6,500    12.735084          82,774
Emerging Markets Equity --
 Class........................     1.65%       58,786    12.665935         744,582
Emerging Markets Equity --
 Class........................     1.70%       24,901     9.757354         242,965
Emerging Markets Equity --
 Class........................     1.75%          508    12.633971           6,417
Emerging Markets Equity --
 Class........................     1.80%       10,181    12.568951         127,962
Emerging Markets Equity --
 Class........................     1.85%      134,236    12.567009       1,686,948
Emerging Markets Equity --
 Class........................     1.90%       11,757    12.588244         148,005
Emerging Markets Equity --
 Class........................     1.95%       48,811    12.573058         613,707
Emerging Markets Equity --
 Class........................     2.00%       14,033    12.470778         175,002
Emerging Markets Equity --
 Class........................     2.05%        4,674    12.506419          58,451
Emerging Markets Equity --
 Class........................     2.10%       38,784    12.527574         485,871
Emerging Markets Equity --
 Class........................     2.15%       19,697    12.425629         244,743
Emerging Markets Equity --
 Class........................     2.20%       23,871    12.461184         297,465
Emerging Markets Equity --
 Class........................     2.25%       18,526    12.450787         230,658

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
                                --------  ------------  ----------  --------------
Emerging Markets Equity --
 Class........................     2.30%       31,602   $12.444562  $      393,276
Emerging Markets Equity --
 Class........................     2.35%            4    12.365759              55
Emerging Markets Equity --
 Class........................     2.40%       19,120    12.359564         236,314
Emerging Markets Equity --
 Class........................     2.45%        4,718    12.345153          58,240
Emerging Markets Equity --
 Class........................     2.60%        4,107    12.326618          50,623
Technology -- Class...........     1.40%      275,248     2.437206         670,836
Technology -- Class...........     1.50%      263,103     2.428270         638,884
Technology -- Class...........     1.55%       75,580     2.422040         183,057
Technology -- Class...........     1.60%       19,045     2.418128          46,054
Technology -- Class...........     1.65%      100,814     2.413155         243,280
Technology -- Class...........     1.70%       81,598     2.409260         196,590
Technology -- Class...........     1.75%        2,051     2.403075           4,928
Technology -- Class...........     1.80%        8,059     2.401072          19,350
Technology -- Class...........     1.85%    1,109,884     2.394272       2,657,364
Technology -- Class...........     1.90%        6,818     2.394361          16,326
Technology -- Class...........     1.95%      241,818     2.391459         578,297
Technology -- Class...........     2.00%      122,479     2.385610         292,187
Technology -- Class...........     2.05%       36,807     2.382683          87,699
Technology -- Class...........     2.10%       39,581     2.382817          94,312
Technology -- Class...........     2.15%      144,385     2.380824         343,755
Technology -- Class...........     2.20%       96,252     2.374072         228,509
Technology -- Class...........     2.25%       60,937     2.372080         144,547
Technology -- Class...........     2.30%        3,458     2.370898           8,198
Technology -- Class...........     2.35%           29     2.368122              68
Technology -- Class...........     2.40%       23,880     2.366939          56,524
Technology -- Class...........     2.45%       38,728     2.364172          91,559
Technology -- Class...........     2.60%        4,925     2.360626          11,627
High Yield -- Class...........     1.30%      140,656     1.267156         178,234
High Yield -- Class...........     1.40%    1,081,531    10.727163      11,601,757
High Yield -- Class...........     1.50%      339,577    10.330559       3,508,015
High Yield -- Class...........     1.55%       74,431    10.636468         791,680
High Yield -- Class...........     1.60%       40,082    10.643385         426,608
High Yield -- Class...........     1.65%      181,813    10.571326       1,922,002
High Yield -- Class...........     1.70%       90,476    10.249870         927,366
High Yield -- Class...........     1.80%       17,905    10.488476         187,794
High Yield -- Class...........     1.85%      566,863    10.488745       5,945,686
High Yield -- Class...........     1.90%       13,894    10.515236         146,096
High Yield -- Class...........     1.95%      191,462    10.502524       2,010,838
High Yield -- Class...........     2.00%       89,428    10.406548         930,634
High Yield -- Class...........     2.05%       21,143    10.438155         220,692
High Yield -- Class...........     2.10%      187,510    10.464486       1,962,192
High Yield -- Class...........     2.15%      109,232    10.368894       1,132,614
High Yield -- Class...........     2.20%       63,404    10.400375         659,422
High Yield -- Class...........     2.25%       69,924    10.391682         726,631
High Yield -- Class...........     2.30%      108,457    10.386478       1,126,487
High Yield -- Class...........     2.40%       47,330    10.313698         488,150
High Yield -- Class...........     2.45%       25,556    10.301642         263,272
High Yield -- Class...........     2.60%       26,767    10.286162         275,333
U.S. Mid Cap Value -- Class
 A............................     1.30%      606,173     1.115456         676,159
U.S. Mid Cap Value -- Class
 A............................     1.40%    1,399,216    13.981589      19,563,266

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
                                --------  ------------  ----------  --------------
U.S. Mid Cap Value -- Class
 A............................     1.50%      565,471   $10.940048  $    6,186,283
U.S. Mid Cap Value -- Class
 A............................     1.55%      194,184    13.863470       2,692,064
U.S. Mid Cap Value -- Class
 A............................     1.60%       96,292    13.872371       1,335,801
U.S. Mid Cap Value -- Class
 A............................     1.65%      302,934    15.258255       4,622,244
U.S. Mid Cap Value -- Class
 A............................     1.70%      200,009    10.854584       2,171,013
U.S. Mid Cap Value -- Class
 A............................     1.75%        2,214    13.755182          30,453
U.S. Mid Cap Value -- Class
 A............................     1.80%       29,972    15.138757         453,743
U.S. Mid Cap Value -- Class
 A............................     1.85%      599,056    15.139083       9,069,158
U.S. Mid Cap Value -- Class
 A............................     1.90%       46,447    13.705391         636,576
U.S. Mid Cap Value -- Class
 A............................     1.95%      310,096    13.688840       4,244,853
U.S. Mid Cap Value -- Class
 A............................     2.00%       89,029    15.020508       1,337,263
U.S. Mid Cap Value -- Class
 A............................     2.05%       32,015    15.066073         482,336
U.S. Mid Cap Value -- Class
 A............................     2.10%      221,691    13.639290       3,023,710
U.S. Mid Cap Value -- Class
 A............................     2.15%      164,874    14.966117       2,467,517
U.S. Mid Cap Value -- Class
 A............................     2.20%      123,507    15.011513       1,854,032
U.S. Mid Cap Value -- Class
 A............................     2.25%       83,748    14.998977       1,256,132
U.S. Mid Cap Value -- Class
 A............................     2.30%      310,905    14.991470       4,660,919
U.S. Mid Cap Value -- Class
 A............................     2.35%           31    14.893935             456
U.S. Mid Cap Value -- Class
 A............................     2.40%      100,627    14.886483       1,497,988
U.S. Mid Cap Value -- Class
 A............................     2.45%       44,106    14.869100         655,820
U.S. Mid Cap Value -- Class
 A............................     2.60%       63,047     14.84675         936,040
American Opportunities --
 Class X......................     1.30%    5,742,549     0.983629       5,648,538
American Opportunities --
 Class X......................     1.40%    6,720,853    25.448759     171,037,370
American Opportunities --
 Class X......................     1.55%      402,297    25.233363      10,151,303
American Opportunities --
 Class X......................     1.60%        2,198    25.249870          55,509
American Opportunities --
 Class X......................     1.65%      480,762    10.873574       5,227,600
American Opportunities --
 Class X......................     1.75%          790    25.036169          19,781
American Opportunities --
 Class X......................     1.80%       48,851    10.788258         527,022
American Opportunities --
 Class X......................     1.85%           12    10.788577             124
American Opportunities --
 Class X......................     1.90%        1,461    24.945476          36,437
American Opportunities --
 Class X......................     2.15%        1,940    10.665165          20,689
American Opportunities --
 Class Y......................     1.50%    1,959,012     6.386781      12,511,780
American Opportunities --
 Class Y......................     1.60%       55,489     6.349667         352,336
American Opportunities --
 Class Y......................     1.65%      736,079     6.344389       4,669,969
American Opportunities --
 Class Y......................     1.70%      325,586     6.336864       2,063,193
American Opportunities --
 Class Y......................     1.80%       14,548     6.300062          91,653
American Opportunities --
 Class Y......................     1.85%    1,636,278     6.294792      10,300,031
American Opportunities --
 Class Y......................     1.90%       16,941     6.289546         106,552
American Opportunities --
 Class Y......................     1.95%      365,899     6.277234       2,296,831
American Opportunities --
 Class Y......................     2.00%      294,124     6.272001       1,844,748
American Opportunities --
 Class Y......................     2.05%       52,323     6.264410         327,772
American Opportunities --
 Class Y......................     2.10%       82,147     6.259182         514,171
American Opportunities --
 Class Y......................     2.15%      135,096     6.246955         843,937
American Opportunities --
 Class Y......................     2.20%      330,653     6.241739       2,063,848
American Opportunities --
 Class Y......................     2.25%      114,418     6.236521         713,569
American Opportunities --
 Class Y......................     2.30%      108,480     6.233395         676,198
American Opportunities --
 Class Y......................     2.35%        4,587     6.230272          28,579
American Opportunities --
 Class Y......................     2.40%       65,838     6.227146         409,981
American Opportunities --
 Class Y......................     2.45%       27,272     6.215728         169,516
American Opportunities --
 Class Y......................     2.60%        8,090     6.206381          50,212

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
                                --------  ------------  ----------  --------------
Balanced Growth -- Class X....     1.30%    2,034,268   $ 1.113625  $    2,265,411
Balanced Growth -- Class X....     1.40%    2,598,316    21.530461      55,942,933
Balanced Growth -- Class X....     1.55%      158,577    21.348303       3,385,347
Balanced Growth -- Class X....     1.60%          140    21.362243           2,980
Balanced Growth -- Class X....     1.65%      146,066    12.826123       1,873,456
Balanced Growth -- Class X....     1.75%          436    21.181546           9,244
Balanced Growth -- Class X....     1.80%       12,650    12.725538         160,974
Balanced Growth -- Class X....     2.00%           80    12.626120           1,011
Balanced Growth -- Class X....     2.05%        2,544    12.619786          32,104
Balanced Growth -- Class X....     2.15%          217    12.580404           2,727
Balanced Growth -- Class Y....     1.50%      434,326    12.191036       5,294,885
Balanced Growth -- Class Y....     1.60%       24,308    12.120272         294,620
Balanced Growth -- Class Y....     1.65%      499,855    12.110158       6,053,327
Balanced Growth -- Class Y....     1.70%       67,086    12.095803         811,463
Balanced Growth -- Class Y....     1.80%        3,562    12.025581          42,834
Balanced Growth -- Class Y....     1.85%      418,645    12.015535       5,030,249
Balanced Growth -- Class Y....     1.90%       18,535    12.005520         222,525
Balanced Growth -- Class Y....     1.95%      128,838    11.982051       1,543,739
Balanced Growth -- Class Y....     2.00%       98,213    11.972043       1,175,810
Balanced Growth -- Class Y....     2.05%       14,686    11.957570         175,603
Balanced Growth -- Class Y....     2.10%      147,027    11.947584       1,756,615
Balanced Growth -- Class Y....     2.15%       38,060    11.924222         453,841
Balanced Growth -- Class Y....     2.20%       81,778    11.914271         974,323
Balanced Growth -- Class Y....     2.25%       17,408    11.904318         207,230
Balanced Growth -- Class Y....     2.30%       30,712    11.898361         365,425
Balanced Growth -- Class Y....     2.40%       20,172    11.886438         239,770
Balanced Growth -- Class Y....     2.45%       23,258    11.864627         275,944
Balanced Growth -- Class Y....     2.60%       43,393    11.846797         514,066
Capital Opportunities -- Class
 X............................     1.30%      508,885     0.994021         505,842
Capital Opportunities -- Class
 X............................     1.40%    1,971,347     9.456895      18,642,820
Capital Opportunities -- Class
 X............................     1.55%      192,614     9.376736       1,806,088
Capital Opportunities -- Class
 X............................     1.60%        2,781     9.382907          26,092
Capital Opportunities -- Class
 X............................     1.65%      107,916     8.204194         885,360
Capital Opportunities -- Class
 X............................     1.80%       14,836     8.139738         120,758
Capital Opportunities -- Class
 X............................     1.90%        1,451     9.269697          13,453
Capital Opportunities -- Class
 X............................     2.15%        1,936     8.046816          15,580
Capital Opportunities -- Class
 Y............................     1.50%    1,299,488     3.633484       4,721,668
Capital Opportunities -- Class
 Y............................     1.60%       70,918     3.612365         256,180
Capital Opportunities -- Class
 Y............................     1.65%      393,065     3.609337       1,418,706
Capital Opportunities -- Class
 Y............................     1.70%      138,472     3.605084         499,204
Capital Opportunities -- Class
 Y............................     1.80%       20,115     3.584100          72,095
Capital Opportunities -- Class
 Y............................     1.85%      630,641     3.581115       2,258,397
Capital Opportunities -- Class
 Y............................     1.90%       31,839     3.578114         113,924
Capital Opportunities -- Class
 Y............................     1.95%      117,709     3.571109         420,350
Capital Opportunities -- Class
 Y............................     2.00%       59,988     3.568139         214,044
Capital Opportunities -- Class
 Y............................     2.05%       14,063     3.563829          50,120
Capital Opportunities -- Class
 Y............................     2.10%       66,341     3.560868         236,230
Capital Opportunities -- Class
 Y............................     2.15%       69,265     3.553905         246,161
Capital Opportunities -- Class
 Y............................     2.20%      112,563     3.550943         399,704
Capital Opportunities -- Class
 Y............................     2.25%       42,957     3.547969         152,409

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
                                --------  ------------  ----------  --------------
Capital Opportunities -- Class
 Y............................     2.30%       87,291   $ 3.546183  $      309,549
Capital Opportunities -- Class
 Y............................     2.35%           74     3.544412             261
Capital Opportunities -- Class
 Y............................     2.40%       41,934     3.542646         148,556
Capital Opportunities -- Class
 Y............................     2.45%       40,667     3.536144         143,805
Capital Opportunities -- Class
 Y............................     2.60%       26,501     3.530842          93,573
Developing Growth -- Class
 X............................     1.30%    1,329,229     1.250444       1,662,127
Developing Growth -- Class
 X............................     1.40%    1,585,659     26.25339      41,628,913
Developing Growth -- Class
 X............................     1.55%       96,438    26.031134       2,510,399
Developing Growth -- Class
 X............................     1.60%          100    26.048163           2,599
Developing Growth -- Class
 X............................     1.65%       77,714    13.830117       1,074,790
Developing Growth -- Class
 X............................     1.80%        7,051    13.721562          96,751
Developing Growth -- Class
 X............................     1.90%          618    25.734166          15,903
Developing Growth -- Class
 X............................     2.15%        2,128    13.564996          28,865
Developing Growth -- Class
 Y............................     1.50%      368,533     7.497444       2,763,054
Developing Growth -- Class
 Y............................     1.60%       10,422     7.453881          77,684
Developing Growth -- Class
 Y............................     1.65%       72,909     7.447664         543,002
Developing Growth -- Class
 Y............................     1.70%       30,647     7.438827         227,980
Developing Growth -- Class
 Y............................     1.80%        7,606     7.395611          56,250
Developing Growth -- Class
 Y............................     1.85%      247,404     7.389456       1,828,179
Developing Growth -- Class
 Y............................     1.90%       12,118     7.383275          89,470
Developing Growth -- Class
 Y............................     1.95%       58,298     7.368845         429,585
Developing Growth -- Class
 Y............................     2.00%       19,096     7.362704         140,598
Developing Growth -- Class
 Y............................     2.05%       17,491     7.353790         128,624
Developing Growth -- Class
 Y............................     2.10%       50,228     7.347654         369,061
Developing Growth -- Class
 Y............................     2.15%       37,350     7.333297         273,896
Developing Growth -- Class
 Y............................     2.20%       19,239     7.327171         140,968
Developing Growth -- Class
 Y............................     2.25%       54,727     7.321061         400,658
Developing Growth -- Class
 Y............................     2.30%       51,934     7.317389         380,023
Developing Growth -- Class
 Y............................     2.35%           90     7.313735             657
Developing Growth -- Class
 Y............................     2.40%       14,292     7.310065         104,476
Developing Growth -- Class
 Y............................     2.45%        6,300     7.296658          45,965
Developing Growth -- Class
 Y............................     2.60%        2,901     7.285686          21,134
Flexible Income -- Class X....     1.30%      771,563     1.285868         992,128
Flexible Income -- Class X....     1.40%    2,516,763    13.696791      34,471,579
Flexible Income -- Class X....     1.55%       89,675    13.580879       1,217,868
Flexible Income -- Class X....     1.65%      195,716    10.705188       2,095,174
Flexible Income -- Class X....     1.80%        6,402    10.621218          67,993
Flexible Income -- Class X....     1.90%          253    13.426039           3,391
Flexible Income -- Class X....     2.15%          599    10.500112           6,294
Flexible Income -- Class Y....     1.50%      488,249    11.167464       5,452,501
Flexible Income -- Class Y....     1.60%       62,093    11.102650         689,396
Flexible Income -- Class Y....     1.65%      170,766    11.093388       1,894,377
Flexible Income -- Class Y....     1.70%      117,390    11.080220       1,300,707
Flexible Income -- Class Y....     1.80%       21,606    11.015934         238,012
Flexible Income -- Class Y....     1.85%      478,463    11.006735       5,266,312
Flexible Income -- Class Y....     1.90%       13,438    10.997531         147,788
Flexible Income -- Class Y....     1.95%      117,297    10.976042       1,287,454
Flexible Income -- Class Y....     2.00%      129,063    10.966873       1,415,419
Flexible Income -- Class Y....     2.05%       34,238    10.953609         375,025
Flexible Income -- Class Y....     2.10%      173,346    10.944469       1,897,178

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
                                --------  ------------  ----------  --------------
Flexible Income -- Class Y....     2.15%       96,659   $10.923075  $    1,055,811
Flexible Income -- Class Y....     2.20%       98,285    10.913957       1,072,673
Flexible Income -- Class Y....     2.25%       23,726    10.904831         258,731
Flexible Income -- Class Y....     2.30%       66,822    10.899372         728,321
Flexible Income -- Class Y....     2.40%       19,304    10.888449         210,194
Flexible Income -- Class Y....     2.45%        7,783    10.868454          84,588
Flexible Income -- Class Y....     2.60%       15,675    10.852128         170,103
Dividend Growth -- Class X....     1.30%    6,945,112     1.041591       7,233,966
Dividend Growth -- Class X....     1.40%    9,470,266    25.973103     245,972,193
Dividend Growth -- Class X....     1.55%      433,505    25.753358      11,164,217
Dividend Growth -- Class X....     1.60%          102    25.770172           2,636
Dividend Growth -- Class X....     1.65%      513,473    11.196050       5,748,866
Dividend Growth -- Class X....     1.80%       40,917    11.108224         454,519
Dividend Growth -- Class X....     1.90%          663    25.459632          16,882
Dividend Growth -- Class X....     2.00%          536    11.021448           5,911
Dividend Growth -- Class X....     2.15%          847    10.981512           9,300
Dividend Growth -- Class Y....     1.50%    1,327,439    11.239673      14,919,976
Dividend Growth -- Class Y....     1.60%      136,188    11.174415       1,521,816
Dividend Growth -- Class Y....     1.65%      475,064    11.165093       5,304,136
Dividend Growth -- Class Y....     1.70%      261,346    11.151822       2,914,487
Dividend Growth -- Class Y....     1.80%       13,410    11.087113         148,675
Dividend Growth -- Class Y....     1.85%    1,270,845    11.077859      14,078,241
Dividend Growth -- Class Y....     1.90%       58,577    11.068604         648,368
Dividend Growth -- Class Y....     1.95%      308,617    11.046964       3,409,280
Dividend Growth -- Class Y....     2.00%      157,986    11.037745       1,743,805
Dividend Growth -- Class Y....     2.05%       30,886    11.024385         340,501
Dividend Growth -- Class Y....     2.10%      242,960    11.015192       2,676,246
Dividend Growth -- Class Y....     2.15%      162,660    10.993643       1,788,230
Dividend Growth -- Class Y....     2.20%      215,011    10.984473       2,361,787
Dividend Growth -- Class Y....     2.25%       99,595    10.975309       1,093,090
Dividend Growth -- Class Y....     2.30%      106,163    10.969807       1,164,584
Dividend Growth -- Class Y....     2.35%           39    10.964316             425
Dividend Growth -- Class Y....     2.40%       65,388    10.958814         716,571
Dividend Growth -- Class Y....     2.45%       45,021    10.938705         492,477
Dividend Growth -- Class Y....     2.60%       43,862    10.922263         479,068
Global Equity -- Class X......     1.30%    2,323,692     1.125673       2,615,718
Global Equity -- Class X......     1.40%    3,273,688    17.250370      56,472,332
Global Equity -- Class X......     1.55%      166,454    17.104459       2,847,113
Global Equity -- Class X......     1.60%          499    17.115549           8,542
Global Equity -- Class X......     1.65%      162,190    11.931730       1,935,205
Global Equity -- Class X......     1.75%        1,092    16.970796          18,535
Global Equity -- Class X......     1.80%       20,302    11.838091         240,342
Global Equity -- Class X......     1.90%        1,662    16.909326          28,106
Global Equity -- Class X......     2.00%           43    11.745573             507
Global Equity -- Class X......     2.15%          719    11.703037           8,418
Global Equity -- Class Y......     1.50%      181,194     8.446494       1,530,452
Global Equity -- Class Y......     1.60%       27,783     8.397461         233,306
Global Equity -- Class Y......     1.65%      101,689     8.390449         853,217
Global Equity -- Class Y......     1.70%       57,095     8.380489         478,481
Global Equity -- Class Y......     1.80%        2,962     8.331829          24,683

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
                                --------  ------------  ----------  --------------
Global Equity -- Class Y......     1.85%      245,874   $ 8.324887  $    2,046,876
Global Equity -- Class Y......     1.90%       11,387     8.317939          94,720
Global Equity -- Class Y......     1.95%       73,109     8.301657         606,924
Global Equity -- Class Y......     2.00%       27,067     8.294720         224,510
Global Equity -- Class Y......     2.05%       17,891     8.284694         148,223
Global Equity -- Class Y......     2.10%       42,245     8.277784         349,692
Global Equity -- Class Y......     2.15%       20,767     8.261592         171,569
Global Equity -- Class Y......     2.20%       29,392     8.254710         242,623
Global Equity -- Class Y......     2.25%       21,862     8.247827         180,310
Global Equity -- Class Y......     2.30%       22,408     8.243688         184,723
Global Equity -- Class Y......     2.35%           64     8.239567             527
Global Equity -- Class Y......     2.40%        8,502     8.235429          70,014
Global Equity -- Class Y......     2.45%        4,896     8.220321          40,244
Global Equity -- Class Y......     2.60%       20,750     8.207970         170,319
Growth -- Class X.............     1.30%      704,230     0.977539         688,413
Growth -- Class X.............     1.40%    1,528,346    17.486413      26,725,284
Growth -- Class X.............     1.55%      102,376    17.338442       1,775,047
Growth -- Class X.............     1.60%        2,448    17.349745          42,467
Growth -- Class X.............     1.65%       96,424    10.069612         970,954
Growth -- Class X.............     1.80%       17,333     9.990589         173,169
Growth -- Class X.............     1.90%          916    17.140639          15,698
Growth -- Class X.............     2.00%           26     9.912520             256
Growth -- Class X.............     2.15%          508     9.876638           5,017
Growth -- Class Y.............     1.50%      239,651     6.281714       1,505,420
Growth -- Class Y.............     1.60%       22,633     6.245223         141,348
Growth -- Class Y.............     1.65%      144,696     6.240014         902,906
Growth -- Class Y.............     1.70%       66,087     6.232624         411,897
Growth -- Class Y.............     1.80%       58,111     6.196422         360,078
Growth -- Class Y.............     1.85%      249,672     6.191255       1,545,784
Growth -- Class Y.............     1.90%       14,144     6.186082          87,496
Growth -- Class Y.............     1.95%       82,892     6.173978         511,772
Growth -- Class Y.............     2.00%       98,289     6.168831         606,329
Growth -- Class Y.............     2.05%        1,046     6.161372           6,448
Growth -- Class Y.............     2.10%      179,038     6.156223       1,102,196
Growth -- Class Y.............     2.15%       39,835     6.144198         244,755
Growth -- Class Y.............     2.20%       47,129     6.139053         289,330
Growth -- Class Y.............     2.25%       40,991     6.133925         251,434
Growth -- Class Y.............     2.30%      189,784     6.130859       1,163,540
Growth -- Class Y.............     2.35%           62     6.127782             381
Growth -- Class Y.............     2.40%       68,077     6.124705         416,955
Growth -- Class Y.............     2.45%       36,792     6.113477         224,925
Growth -- Class Y.............     2.60%       39,724     6.104294         242,487
Money Market -- Class X.......     1.30%      633,558     0.988854         626,496
Money Market -- Class X.......     1.40%    4,378,462    12.796472      56,028,870
Money Market -- Class X.......     1.55%      221,175    12.688395       2,806,361
Money Market -- Class X.......     1.65%      196,770    10.887507       2,142,335
Money Market -- Class X.......     1.65%            7     7.288168              49
Money Market -- Class X.......     1.80%       21,921    10.802167         236,794
Money Market -- Class X.......     1.90%        1,930    12.543697          24,211
Money Market -- Class X.......     1.95%          191     7.234316           1,379

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
                                --------  ------------  ----------  --------------
Money Market -- Class X.......     2.15%        2,823   $10.678971  $       30,147
Money Market -- Class X.......     2.20%           15     7.170072             105
Money Market -- Class Y.......     1.50%      625,798    10.154680       6,354,778
Money Market -- Class Y.......     1.60%       96,505    10.095745         974,292
Money Market -- Class Y.......     1.65%      347,609    10.087330       3,506,448
Money Market -- Class Y.......     1.70%      191,043    10.075412       1,924,833
Money Market -- Class Y.......     1.80%        9,366    10.016915          93,820
Money Market -- Class Y.......     1.85%      678,592    10.008523       6,791,708
Money Market -- Class Y.......     1.90%       30,220    10.000183         302,203
Money Market -- Class Y.......     1.95%      188,325     9.980610       1,879,595
Money Market -- Class Y.......     2.00%      105,619     9.972304       1,053,264
Money Market -- Class Y.......     2.05%       54,267     9.960238         540,514
Money Market -- Class Y.......     2.10%      148,854     9.951902       1,481,379
Money Market -- Class Y.......     2.15%       89,208     9.932425         886,048
Money Market -- Class Y.......     2.20%       53,857     9.924143         534,486
Money Market -- Class Y.......     2.25%       48,583     9.915825         481,740
Money Market -- Class Y.......     2.30%      165,793     9.910881       1,643,151
Money Market -- Class Y.......     2.40%       64,100     9.900939         634,649
Money Market -- Class Y.......     2.45%       35,971     9.882751         355,488
Money Market -- Class Y.......     2.60%       15,700     9.867901         154,929
Utilities -- Class X..........     1.30%    1,160,935     1.173772       1,362,673
Utilities -- Class X..........     1.40%    2,152,830    23.503803      50,599,687
Utilities -- Class X..........     1.55%      130,931    23.305030       3,051,349
Utilities -- Class X..........     1.60%           92    23.320186           2,150
Utilities -- Class X..........     1.65%      151,931    12.789605       1,943,144
Utilities -- Class X..........     1.75%          176    23.122979           4,065
Utilities -- Class X..........     1.80%       11,224    12.689292         142,420
Utilities -- Class X..........     1.90%          541    23.039290          12,454
Utilities -- Class Y..........     1.50%      700,845     7.640628       5,354,892
Utilities -- Class Y..........     1.60%       15,375     7.596278         116,790
Utilities -- Class Y..........     1.65%      239,388     7.589944       1,816,938
Utilities -- Class Y..........     1.70%      143,242     7.580927       1,085,908
Utilities -- Class Y..........     1.80%        5,136     7.536932          38,712
Utilities -- Class Y..........     1.85%      402,507     7.530641       3,031,139
Utilities -- Class Y..........     1.90%        3,515     7.524335          26,449
Utilities -- Class Y..........     1.95%      102,939     7.509656         773,037
Utilities -- Class Y..........     2.00%       33,854     7.503381         254,022
Utilities -- Class Y..........     2.05%       21,114     7.494337         158,236
Utilities -- Class Y..........     2.10%       27,193     7.488076         203,622
Utilities -- Class Y..........     2.15%       58,561     7.473436         437,655
Utilities -- Class Y..........     2.20%       61,240     7.467210         457,296
Utilities -- Class Y..........     2.25%       20,786     7.460962         155,082
Utilities -- Class Y..........     2.30%       36,947     7.457224         275,522
Utilities -- Class Y..........     2.40%       15,261     7.449764         113,688
Utilities -- Class Y..........     2.45%       10,450     7.436105          77,709
Utilities -- Class Y..........     2.60%       16,771     7.424930         124,523
Equally-Weighted S&P 500 --
 Class X......................     1.30%    2,942,136     1.235637       3,635,413
Equally-Weighted S&P 500 --
 Class X......................     1.40%    3,572,573    30.236376     108,021,671
Equally-Weighted S&P 500 --
 Class X......................     1.55%      185,740    29.980678       5,568,616
Equally-Weighted S&P 500 --
 Class X......................     1.60%          463    30.000165          13,900

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
                                --------  ------------  ----------  --------------
Equally-Weighted S&P 500 --
 Class X......................     1.65%      112,200   $16.153487  $    1,812,419
Equally-Weighted S&P 500 --
 Class X......................     1.75%          169    29.746462           5,036
Equally-Weighted S&P 500 --
 Class X......................     1.80%       13,752    16.026796         220,403
Equally-Weighted S&P 500 --
 Class X......................     1.85%           20    16.027270             320
Equally-Weighted S&P 500 --
 Class X......................     1.90%          655    29.638766          19,415
Equally-Weighted S&P 500 --
 Class X......................     2.00%          758    15.901584          12,058
Equally-Weighted S&P 500 --
 Class X......................     2.15%        2,403    15.844018          38,069
Equally-Weighted S&P 500 --
 Class Y......................     1.50%      835,187    13.520273      11,291,961
Equally-Weighted S&P 500 --
 Class Y......................     1.60%      133,317    13.441775       1,792,021
Equally-Weighted S&P 500 --
 Class Y......................     1.65%      418,626    13.430550       5,622,371
Equally-Weighted S&P 500 --
 Class Y......................     1.70%      134,726    13.414646       1,807,300
Equally-Weighted S&P 500 --
 Class Y......................     1.80%       63,905    13.336773         852,287
Equally-Weighted S&P 500 --
 Class Y......................     1.85%    1,034,863    13.325648      13,790,220
Equally-Weighted S&P 500 --
 Class Y......................     1.90%       62,003    13.314519         825,537
Equally-Weighted S&P 500 --
 Class Y......................     1.95%      601,894    13.288491       7,998,269
Equally-Weighted S&P 500 --
 Class Y......................     2.00%      214,072    13.277392       2,842,312
Equally-Weighted S&P 500 --
 Class Y......................     2.05%       53,510    13.261354         709,617
Equally-Weighted S&P 500 --
 Class Y......................     2.10%      524,808    13.250289       6,953,853
Equally-Weighted S&P 500 --
 Class Y......................     2.15%      206,031    13.224379       2,724,630
Equally-Weighted S&P 500 --
 Class Y......................     2.20%      140,019    13.213351       1,850,122
Equally-Weighted S&P 500 --
 Class Y......................     2.25%      157,704    13.202315       2,082,056
Equally-Weighted S&P 500 --
 Class Y......................     2.30%      359,811    13.195701       4,747,961
Equally-Weighted S&P 500 --
 Class Y......................     2.35%           39    13.189095             513
Equally-Weighted S&P 500 --
 Class Y......................     2.40%      170,938    13.182489       2,253,392
Equally-Weighted S&P 500 --
 Class Y......................     2.45%       34,369    13.158298         452,240
Equally-Weighted S&P 500 --
 Class Y......................     2.60%       95,261    13.138524       1,251,585
Small Company Growth Portfolio
 -- Class II..................     1.50%        5,503    11.241435          61,863
Small Company Growth Portfolio
 -- Class II..................     1.60%        6,934    11.233004          77,888
Small Company Growth Portfolio
 -- Class II..................     1.65%        5,279    11.228779          59,276
Small Company Growth Portfolio
 -- Class II..................     1.70%        2,188    11.224564          24,558
Small Company Growth Portfolio
 -- Class II..................     1.80%       17,813    11.216139         199,795
Small Company Growth Portfolio
 -- Class II..................     1.85%        7,280    11.211919          81,621
Small Company Growth Portfolio
 -- Class II..................     1.90%        4,390    11.207727          49,204
Small Company Growth Portfolio
 -- Class II..................     1.95%        3,598    11.203507          40,306
Small Company Growth Portfolio
 -- Class II..................     2.00%       27,323    11.199300         306,003
Small Company Growth Portfolio
 -- Class II..................     2.10%       43,719    11.190895         489,252
Small Company Growth Portfolio
 -- Class II..................     2.15%        1,392    11.186696          15,574
Small Company Growth Portfolio
 -- Class II..................     2.20%        1,303    11.182493          14,575
Small Company Growth Portfolio
 -- Class II..................     2.25%          327    11.178293           3,660
Small Company Growth Portfolio
 -- Class II..................     2.30%       79,446    11.174088         887,733
Small Company Growth Portfolio
 -- Class II..................     2.40%       28,750    11.165706         321,012
Small Company Growth Portfolio
 -- Class II..................     2.45%        1,246    11.161508          13,908
Small Company Growth Portfolio
 -- Class II..................     2.60%       20,510    11.148935         228,666
Global Franchise -- Class
 II...........................     1.50%       38,080    13.590845         517,536
Global Franchise -- Class
 II...........................     1.60%       40,807    13.568212         553,676
Global Franchise -- Class
 II...........................     1.65%       15,452    13.556884         209,487
Global Franchise -- Class
 II...........................     1.70%       18,076    13.545608         244,845
Global Franchise -- Class
 II...........................     1.80%        8,734    13.523050         118,106
Global Franchise -- Class
 II...........................     1.85%       91,297    13.511771       1,233,588
Global Franchise -- Class
 II...........................     1.90%        7,375    13.500512          99,562

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
                                --------  ------------  ----------  --------------
Global Franchise -- Class
 II...........................     1.95%      155,869   $13.489270  $    2,102,552
Global Franchise -- Class
 II...........................     2.00%       16,248    13.478008         218,994
Global Franchise -- Class
 II...........................     2.05%        3,219    13.466788          43,353
Global Franchise -- Class
 II...........................     2.10%      140,788    13.455575       1,894,389
Global Franchise -- Class
 II...........................     2.15%       92,746    13.444368       1,246,909
Global Franchise -- Class
 II...........................     2.20%        5,927    13.433155          79,618
Global Franchise -- Class
 II...........................     2.25%       20,600    13.421973         276,492
Global Franchise -- Class
 II...........................     2.30%      167,168    13.415249       2,242,596
Global Franchise -- Class
 II...........................     2.35%            6    13.408521              86
Global Franchise -- Class
 II...........................     2.40%       23,519    13.401800         315,193
Global Franchise -- Class
 II...........................     2.45%       20,759    13.377287         277,702
Global Franchise -- Class
 II...........................     2.60%       24,431    13.357186         326,324
Equity and Income -- Class
 II...........................     1.50%      243,954    12.750251       3,110,468
Equity and Income -- Class
 II...........................     1.60%       32,148    12.729018         409,212
Equity and Income -- Class
 II...........................     1.65%       14,242    12.718396         181,141
Equity and Income -- Class
 II...........................     1.70%        8,014    12.707802         101,843
Equity and Income -- Class
 II...........................     1.80%        6,339    12.686624          80,419
Equity and Income -- Class
 II...........................     1.85%      251,883    12.676058       3,192,884
Equity and Income -- Class
 II...........................     1.90%       18,614    12.665493         235,751
Equity and Income -- Class
 II...........................     1.95%      445,882    12.654940       5,642,609
Equity and Income -- Class
 II...........................     2.00%       34,032    12.644405         430,313
Equity and Income -- Class
 II...........................     2.05%        4,914    12.633843          62,081
Equity and Income -- Class
 II...........................     2.10%      414,407    12.623325       5,231,193
Equity and Income -- Class
 II...........................     2.15%      119,498    12.612803       1,507,201
Equity and Income -- Class
 II...........................     2.20%        5,205    12.602289          65,592
Equity and Income -- Class
 II...........................     2.25%       36,307    12.591790         457,169
Equity and Income -- Class
 II...........................     2.30%       89,178    12.585474       1,122,347
Equity and Income -- Class
 II...........................     2.40%       28,720    12.572870         361,089
Equity and Income -- Class
 II...........................     2.45%        5,164    12.549855          64,807
Equity and Income -- Class
 II...........................     2.60%       23,098    12.531003         289,444
Enterprise -- Class I.........     1.30%      221,405     0.929417         205,777
Enterprise -- Class I.........     1.40%    1,093,617     7.750029       8,475,565
Enterprise -- Class I.........     1.55%      238,855     7.684460       1,835,471
Enterprise -- Class I.........     1.60%          536     7.689445           4,123
Enterprise -- Class I.........     1.65%       91,123     8.000345         729,013
Enterprise -- Class I.........     1.75%        1,185     7.624407           9,039
Enterprise -- Class I.........     1.80%        7,495     7.937627          59,490
Enterprise -- Class I.........     1.85%           16     7.937791             126
Enterprise -- Class I.........     1.90%          850     7.596761           6,460
Enterprise -- Class I.........     2.15%          622     7.847056           4,882
Enterprise -- Class II........     1.50%      251,517     5.436333       1,367,329
Enterprise -- Class II........     1.60%       20,054     5.404753         108,384
Enterprise -- Class II........     1.65%      119,152     5.400247         643,448
Enterprise -- Class II........     1.70%       56,833     5.393836         306,550
Enterprise -- Class II........     1.80%        2,938     5.362489          15,758
Enterprise -- Class II........     1.85%      370,738     5.358018       1,986,420
Enterprise -- Class II........     1.95%       48,293     5.343063         258,033
Enterprise -- Class II........     2.00%       18,989     5.338594         101,376
Enterprise -- Class II........     2.05%       21,886     5.332145         116,698
Enterprise -- Class II........     2.10%       26,740     5.327696         142,464

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
                                --------  ------------  ----------  --------------
Enterprise -- Class II........     2.15%       18,126   $ 5.317267  $       96,381
Enterprise -- Class II........     2.20%       23,858     5.312831         126,752
Enterprise -- Class II........     2.25%       30,829     5.308395         163,655
Enterprise -- Class II........     2.30%       17,890     5.305730          94,917
Enterprise -- Class II........     2.35%           54     5.303073             284
Enterprise -- Class II........     2.40%        6,943     5.300416          36,802
Enterprise -- Class II........     2.45%        3,769     5.290678          19,940
Enterprise -- Class II........     2.60%       10,454     5.282739          55,225
Growth and Income -- Class
 I............................     1.30%      856,405     1.156077         990,071
Growth and Income -- Class
 I............................     1.40%    1,957,446    13.084966      25,613,119
Growth and Income -- Class
 I............................     1.55%      220,544    12.974261       2,861,398
Growth and Income -- Class
 I............................     1.60%        1,067    12.982742          13,857
Growth and Income -- Class
 I............................     1.65%      152,902    13.372861       2,044,734
Growth and Income -- Class
 I............................     1.75%        5,052    12.872899          65,039
Growth and Income -- Class
 I............................     1.80%       26,633    13.268038         353,371
Growth and Income -- Class
 I............................     1.85%           22    13.268403             294
Growth and Income -- Class
 I............................     1.90%        7,546    12.826300          96,788
Growth and Income -- Class
 I............................     2.00%          758    13.164420           9,982
Growth and Income -- Class
 I............................     2.15%        1,836    13.116772          24,089
Growth and Income -- Class
 II...........................     1.50%      420,532    13.851500       5,824,993
Growth and Income -- Class
 II...........................     1.60%      134,707    13.771125       1,855,073
Growth and Income -- Class
 II...........................     1.65%      243,565    13.759638       3,351,367
Growth and Income -- Class
 II...........................     1.70%      105,070    13.743300       1,444,006
Growth and Income -- Class
 II...........................     1.80%       75,787    13.663546       1,035,514
Growth and Income -- Class
 II...........................     1.85%    1,498,043    13.652157      20,451,515
Growth and Income -- Class
 II...........................     1.90%       83,959    13.640753       1,145,258
Growth and Income -- Class
 II...........................     1.95%      620,354    13.614081       8,445,556
Growth and Income -- Class
 II...........................     2.00%      385,295    13.602715       5,241,063
Growth and Income -- Class
 II...........................     2.05%       74,612    13.586290       1,013,696
Growth and Income -- Class
 II...........................     2.10%      565,751    13.574953       7,680,041
Growth and Income -- Class
 II...........................     2.15%      596,812    13.548418       8,085,856
Growth and Income -- Class
 II...........................     2.20%      155,507    13.537096       2,105,116
Growth and Income -- Class
 II...........................     2.25%      162,609    13.525810       2,199,421
Growth and Income -- Class
 II...........................     2.30%      720,741    13.519028       9,743,713
Growth and Income -- Class
 II...........................     2.35%        2,333    13.512250          31,525
Growth and Income -- Class
 II...........................     2.40%      146,277    13.505480       1,975,542
Growth and Income -- Class
 II...........................     2.45%      101,060    13.480700       1,362,361
Growth and Income -- Class
 II...........................     2.60%      148,989    13.460455       2,005,455
Comstock -- Class II..........     1.50%      150,900    14.484780       2,185,754
Comstock -- Class II..........     1.60%      202,892    14.460619       2,933,950
Comstock -- Class II..........     1.65%      109,287    14.448547       1,579,044
Comstock -- Class II..........     1.70%       65,571    14.436491         946,613
Comstock -- Class II..........     1.80%       83,559    14.412417       1,204,280
Comstock -- Class II..........     1.85%      416,309    14.400373       5,995,008
Comstock -- Class II..........     1.90%       95,977    14.388359       1,380,951
Comstock -- Class II..........     1.95%      662,236    14.376356       9,520,547
Comstock -- Class II..........     2.00%      128,162    14.364364       1,840,972
Comstock -- Class II..........     2.05%       47,150    14.352374         676,715
Comstock -- Class II..........     2.10%      736,630    14.340397      10,563,570
Comstock -- Class II..........     2.15%      506,565    14.328404       7,258,274

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
                                --------  ------------  ----------  --------------
Comstock -- Class II..........     2.20%       57,062   $14.316451  $      816,930
Comstock -- Class II..........     2.25%      225,947    14.304515       3,232,065
Comstock -- Class II..........     2.30%      878,914    14.297356      12,566,142
Comstock -- Class II..........     2.35%            6    14.290179              88
Comstock -- Class II..........     2.40%      218,631    14.283018       3,122,709
Comstock -- Class II..........     2.45%      161,410    14.256818       2,301,194
Comstock -- Class II..........     2.60%      264,888    14.235396       3,770,787
Emerging Growth -- Class II...     1.50%       19,797    12.456970         246,614
Emerging Growth -- Class II...     1.60%       23,334    12.436170         290,183
Emerging Growth -- Class II...     1.65%        2,246    12.425792          27,907
Emerging Growth -- Class II...     1.80%       14,711    12.394693         182,337
Emerging Growth -- Class II...     1.85%       22,482    12.384346         278,429
Emerging Growth -- Class II...     1.90%        3,107    12.373999          38,443
Emerging Growth -- Class II...     1.95%       62,314    12.363673         770,426
Emerging Growth -- Class II...     2.00%        8,841    12.353350         109,218
Emerging Growth -- Class II...     2.05%        3,020    12.343032          37,276
Emerging Growth -- Class II...     2.10%       45,012    12.332724         555,120
Emerging Growth -- Class II...     2.15%       47,728    12.322420         588,121
Emerging Growth -- Class II...     2.20%        5,288    12.312135          65,106
Emerging Growth -- Class II...     2.25%       12,115    12.301853         149,038
Emerging Growth -- Class II...     2.30%       24,112    12.295684         296,472
Emerging Growth -- Class II...     2.40%       27,568    12.283360         338,628
Emerging Growth -- Class II...     2.45%       14,961    12.260807         183,436
Emerging Growth -- Class II...     2.60%       16,920    12.242380         207,146
Aggressive Growth Portfolio --
 Class II.....................     1.50%        1,412    10.774757          15,210
Aggressive Growth Portfolio --
 Class II.....................     1.60%          712    10.766669           7,670
Aggressive Growth Portfolio --
 Class II.....................     1.90%          733    10.742419           7,878
Aggressive Growth Portfolio --
 Class II.....................     1.95%        6,964    10.738385          74,779
Aggressive Growth Portfolio --
 Class II.....................     2.00%          584    10.734355           6,269
Aggressive Growth Portfolio --
 Class II.....................     2.10%       11,551    10.726289         123,896
Aggressive Growth Portfolio --
 Class II.....................     2.25%          481    10.714211           5,157
Aggressive Growth Portfolio --
 Class II.....................     2.30%       17,855    10.710186         191,230
Aggressive Growth Portfolio --
 Class II.....................     2.40%        6,829    10.702148          73,084
Aggressive Growth Portfolio --
 Class II.....................     2.45%          385    10.698127           4,115
Aggressive Growth Portfolio --
 Class II.....................     2.60%        1,316    10.686077          14,061
Government Portfolio -- Class
 II...........................     1.50%        4,685    10.074295          47,197
Government Portfolio -- Class
 II...........................     1.60%        7,382    10.071757          74,352
Government Portfolio -- Class
 II...........................     1.70%        3,261    10.069228          32,834
Government Portfolio -- Class
 II...........................     1.80%       35,693    10.056629         358,955
Government Portfolio -- Class
 II...........................     1.90%        7,852    10.049081          78,908
Government Portfolio -- Class
 II...........................     1.95%        3,112    10.045299          31,261
Government Portfolio -- Class
 II...........................     2.00%       51,386    10.044043         516,126
Government Portfolio -- Class
 II...........................     2.10%      101,901    10.033993       1,022,470
Government Portfolio -- Class
 II...........................     2.15%       24,257    10.030226         243,307
Government Portfolio -- Class
 II...........................     2.25%          326    10.022690           3,266
Government Portfolio -- Class
 II...........................     2.30%      169,437    10.018925       1,697,574
Government Portfolio -- Class
 II...........................     2.40%       50,855    10.011405         509,128
Government Portfolio -- Class
 II...........................     2.60%       29,645     9.996370         296,342
                                                                    --------------
    SUB-TOTAL.................                                       3,352,986,521
                                                                    --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
                                --------  ------------  ----------  --------------
ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD:
American Funds Global Growth
 Fund -- Class 2..............     1.40%        4,330   $11.887898  $       51,473
American Funds Growth Fund --
 Class 2......................     1.40%        6,145    11.603152          71,297
American Funds Growth Fund --
 Class 2......................     1.50%        7,362     8.046678          59,240
American Funds Growth-Income
 Fund -- Class 2..............     1.40%        3,787    11.817193          44,750
American Funds Growth-Income
 Fund -- Class 2..............     1.50%        4,940    12.038364          59,464
American Funds International
 Fund -- Class 2..............     1.50%        1,691     8.098834          13,691
Franklin Small Cap Fund --
 Class 2......................     1.40%           33    12.241196             401
Franklin Small Cap Fund --
 Class 2......................     1.50%          645     7.007253           4,523
Mutual Shares Securities Fund
 -- Class 2...................     1.40%        1,799    13.764052          24,764
Templeton Growth Securities
 Fund -- Class 2..............     1.40%        4,302    12.390441          53,303
MFS Capital Opportunities
 Series -- Class INIT.........     1.40%           38     8.459697             325
MFS Emerging Growth Series --
 Class INIT...................     1.40%           43     7.491736             321
MFS Total Return Series --
 Class INIT...................     1.40%        4,568    12.917678          59,011
Emerging Markets Equity --
 Class........................     1.40%          233     12.83533           2,987
U.S. Mid Cap Value -- Class
 A............................     1.40%        1,112    13.981589          15,549
U.S. Mid Cap Value -- Class
 A............................     1.50%          217    10.940048           2,371
American Opportunities --
 Class X......................     1.40%       12,146    25.448759         309,089
American Opportunities --
 Class Y......................     1.50%          326     6.386781           2,080
Balanced Growth -- Class X....     1.40%        3,126    21.530461          67,301
Balanced Growth -- Class Y....     1.50%          189    12.191036           2,310
Capital Opportunities -- Class
 X............................     1.40%        1,787     9.456895          16,898
Developing Growth -- Class
 X............................     1.40%        4,210    26.253390         110,531
Flexible Income -- Class X....     1.40%        5,523    13.696791          75,643
Dividend Growth -- Class X....     1.40%       28,375    25.973103         736,978
Dividend Growth -- Class Y....     1.50%          195    11.239673           2,187
Global Equity -- Class X......     1.40%        2,783    17.250370          48,012
Growth -- Class X.............     1.40%       12,415    17.486413         217,100
Money Market -- Class X.......     1.40%        4,547    12.796472          58,180
Money Market -- Class Y.......     1.50%        2,449    10.154680          24,866
Utilities -- Class X..........     1.40%        5,385    23.503803         126,570
Equally-Weighted S&P 500 --
 Class X......................     1.40%        1,588    30.236376          48,017
Enterprise -- Class I.........     1.40%           84     7.750029             649
Growth and Income -- Class
 I............................     1.40%        6,316    13.084966          82,649
                                                                    --------------
    SUB-TOTAL.................                                           2,392,530
                                                                    --------------
GRAND TOTAL...................                                      $3,355,379,051
                                                                    ==============

  #  Rounded unit prices.

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

                           AMERICAN FUNDS                  AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME
                                FUND        GROWTH FUND         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............    $  192,091     $   597,768     $ 3,347,043
                             ----------     -----------     -----------
EXPENSES:
  Mortality and expense
   undertakings..........      (712,086)     (5,204,650)     (5,802,091)
                             ----------     -----------     -----------
    Net Investment income
     (loss)..............      (519,995)     (4,606,882)     (2,455,048)
                             ----------     -----------     -----------
CAPITAL GAINS INCOME
 (LOSS)..................       --              --              --
                             ----------     -----------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       237,688       1,074,756       1,154,373
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     5,459,623      38,063,733      31,971,710
                             ----------     -----------     -----------
    Net gain (loss) on
     investments.........     5,697,311      39,138,489      33,126,083
                             ----------     -----------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $5,177,316     $34,531,607     $30,671,035
                             ==========     ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                           AMERICAN FUNDS                                                        TEMPLETON
                           AMERICAN FUNDS   GLOBAL SMALL                       FRANKLIN                         DEVELOPING
                           INTERNATIONAL   CAPITALIZATION  FRANKLIN SMALL  STRATEGIC INCOME   MUTUAL SHARES       MARKETS
                                FUND            FUND          CAP FUND     SECURITIES FUND   SECURITIES FUND  SECURITIES FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  --------------  --------------  ----------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............   $   931,653      $  --           $  --           $ 1,906,871       $   934,926      $  233,258
                            -----------      ----------      ----------      -----------       -----------      ----------
EXPENSES:
  Mortality and expense
   undertakings..........      (964,848)       (393,932)       (718,357)      (1,031,011)       (2,048,779)       (206,006)
                            -----------      ----------      ----------      -----------       -----------      ----------
    Net Investment income
     (loss)..............       (33,195)       (393,932)       (718,357)         875,860        (1,113,853)         27,252
                            -----------      ----------      ----------      -----------       -----------      ----------
CAPITAL GAINS INCOME
 (LOSS)..................       --              --              --                76,909          --               --
                            -----------      ----------      ----------      -----------       -----------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       174,957         (11,054)        179,869           93,493           204,144         (15,021)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    10,528,614       4,833,288       4,780,161        4,282,297        14,498,460       2,798,249
                            -----------      ----------      ----------      -----------       -----------      ----------
    Net gain (loss) on
     investments.........    10,703,571       4,822,234       4,960,030        4,375,790        14,702,604       2,783,228
                            -----------      ----------      ----------      -----------       -----------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $10,670,376      $4,428,302      $4,241,673      $ 5,328,559       $13,588,751      $2,810,480
                            ===========      ==========      ==========      ===========       ===========      ==========


                           TEMPLETON GROWTH
                           SECURITIES FUND
                             SUB-ACCOUNT
                           ----------------
INVESTMENT INCOME:
  Dividends..............     $  390,422
                              ----------
EXPENSES:
  Mortality and expense
   undertakings..........       (575,167)
                              ----------
    Net Investment income
     (loss)..............       (184,745)
                              ----------
CAPITAL GAINS INCOME
 (LOSS)..................       --
                              ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         35,360
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      5,092,026
                              ----------
    Net gain (loss) on
     investments.........      5,127,386
                              ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $4,942,641
                              ==========

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                            MFS CAPITAL                  MFS INVESTORS
                           OPPORTUNITIES  MFS EMERGING   GROWTH STOCK
                              SERIES      GROWTH SERIES     SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............   $   31,676     $  --           $ --
                            ----------     ----------      ---------
EXPENSES:
  Mortality and expense
   undertakings..........     (143,818)      (158,609)      (134,402)
                            ----------     ----------      ---------
    Net Investment income
     (loss)..............     (112,142)      (158,609)      (134,402)
                            ----------     ----------      ---------
CAPITAL GAINS INCOME
 (LOSS)..................      --             --             --
                            ----------     ----------      ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       72,232         11,769         73,464
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      970,132      1,224,622        668,569
                            ----------     ----------      ---------
    Net gain (loss) on
     investments.........    1,042,364      1,236,391        742,033
                            ----------     ----------      ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $  930,222     $1,077,782      $ 607,631
                            ==========     ==========      =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________


                           MFS INVESTORS    MFS TOTAL     CORE PLUS      EMERGING       EMERGING
                           TRUST SERIES   RETURN SERIES  FIXED INCOME  MARKETS DEBT  MARKETS EQUITY  TECHNOLOGY   HIGH YIELD
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -------------  ------------  ------------  --------------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............   $  111,955     $ 2,773,031   $ 5,032,648    $ 710,227      $   71,058     $  --       $2,034,889
                            ----------     -----------   -----------    ---------      ----------     ---------   ----------
EXPENSES:
  Mortality and expense
   undertakings..........     (296,179)     (2,901,064)   (2,120,657)    (159,263)       (158,261)     (112,187)    (525,237)
                            ----------     -----------   -----------    ---------      ----------     ---------   ----------
    Net Investment income
     (loss)..............     (184,224)       (128,033)    2,911,991      550,964         (87,203)     (112,187)   1,509,652
                            ----------     -----------   -----------    ---------      ----------     ---------   ----------
CAPITAL GAINS INCOME
 (LOSS)..................      --              --            302,980      331,926         --             --           --
                            ----------     -----------   -----------    ---------      ----------     ---------   ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      133,023         430,438       674,326       72,485        (608,846)     (211,265)     455,181
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,901,985      16,867,223      (239,129)    (133,220)      2,782,970        (1,460)     574,928
                            ----------     -----------   -----------    ---------      ----------     ---------   ----------
    Net gain (loss) on
     investments.........    2,035,008      17,297,661       435,197      (60,735)      2,174,124      (212,725)   1,030,109
                            ----------     -----------   -----------    ---------      ----------     ---------   ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $1,850,784     $17,169,628   $ 3,650,168    $ 822,155      $2,086,921     $(324,912)  $2,539,761
                            ==========     ===========   ===========    =========      ==========     =========   ==========

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                               U.S.         AMERICAN
                           MID CAP VALUE  OPPORTUNITIES  BALANCED GROWTH
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -------------  ---------------
INVESTMENT INCOME:
  Dividends..............   $   14,263    $    796,128     $ 1,959,898
                            ----------    ------------     -----------
EXPENSES:
  Mortality and expense
   undertakings..........     (932,314)     (3,255,807)     (1,205,126)
                            ----------    ------------     -----------
    Net Investment income
     (loss)..............     (918,051)     (2,459,679)        754,772
                            ----------    ------------     -----------
CAPITAL GAINS INCOME
 (LOSS)..................      --              --             --
                            ----------    ------------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       67,798     (34,315,887)        410,949
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    8,604,894      51,246,282       6,679,842
                            ----------    ------------     -----------
    Net gain (loss) on
     investments.........    8,672,692      16,930,395       7,090,791
                            ----------    ------------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $7,754,641    $ 14,470,716     $ 7,845,563
                            ==========    ============     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                           CAPITAL OPPORTUNITIES  DEVELOPING GROWTH  FLEXIBLE INCOME  DIVIDEND GROWTH  GLOBAL EQUITY     GROWTH
                                SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------------  -----------------  ---------------  ---------------  -------------  ------------
INVESTMENT INCOME:
  Dividends..............       $ --                 $  --             $ 5,334,686     $  5,085,360     $  170,278    $    72,044
                                -----------          -----------       -----------     ------------     ----------    -----------
EXPENSES:
  Mortality and expense
   undertakings..........          (435,632)            (694,458)         (901,835)      (4,465,885)      (967,074)      (531,609)
                                -----------          -----------       -----------     ------------     ----------    -----------
    Net Investment income
     (loss)..............          (435,632)            (694,458)        4,432,851          619,475       (796,796)      (459,565)
                                -----------          -----------       -----------     ------------     ----------    -----------
CAPITAL GAINS INCOME
 (LOSS)..................         --                    --                --               --              --             --
                                -----------          -----------       -----------     ------------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (3,623,272)             126,403        (2,983,621)     (10,815,076)     2,143,336     (1,624,516)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        10,164,648           10,524,215         1,835,305       31,555,179      3,197,011      4,432,690
                                -----------          -----------       -----------     ------------     ----------    -----------
    Net gain (loss) on
     investments.........         6,541,376           10,650,618        (1,148,316)      20,740,103      5,340,347      2,808,174
                                -----------          -----------       -----------     ------------     ----------    -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $ 6,105,744          $ 9,956,160       $ 3,284,535     $ 21,359,578     $4,543,551    $ 2,348,609
                                ===========          ===========       ===========     ============     ==========    ===========


                           MONEY MARKET
                           SUB-ACCOUNT
                           ------------
INVESTMENT INCOME:
  Dividends..............  $   799,857
                           -----------
EXPENSES:
  Mortality and expense
   undertakings..........   (1,468,149)
                           -----------
    Net Investment income
     (loss)..............     (668,292)
                           -----------
CAPITAL GAINS INCOME
 (LOSS)..................      --
                           -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      --
                           -----------
    Net gain (loss) on
     investments.........      --
                           -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $  (668,292)
                           ===========

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                        EQUALLY WEIGHTED   SMALL COMPANY
                            UTILITIES       S&P 500       GROWTH PORTFOLIO  GLOBAL FRANCHISE
                           SUB-ACCOUNT  SUB-ACCOUNT (A)   SUB-ACCOUNT (B)     SUB-ACCOUNT
                           -----------  ----------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............  $ 1,473,446    $ 1,329,059         $--              $  11,798
                           -----------    -----------         --------         ---------
EXPENSES:
  Mortality and expense
   undertakings..........     (908,483)    (2,374,727)         (13,932)         (131,336)
                           -----------    -----------         --------         ---------
    Net Investment income
     (loss)..............      564,963     (1,045,668)         (13,932)         (119,538)
                           -----------    -----------         --------         ---------
CAPITAL GAINS INCOME
 (LOSS)..................      --            --                 69,620            79,399
                           -----------    -----------         --------         ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (123,635)     6,038,641              562            (1,472)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................   13,549,419     19,368,648          190,057           972,292
                           -----------    -----------         --------         ---------
    Net gain (loss) on
     investments.........   13,425,784     25,407,289          190,619           970,820
                           -----------    -----------         --------         ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $13,990,747    $24,361,621         $246,307         $ 930,681
                           ===========    ===========         ========         =========

(a)  Formerly Value-Added Market Sub-account. Change effective November 1, 2004.
(b)  From inception, May 3, 2004 to December 31, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                                                GROWTH AND                                  AGGRESSIVE GROWTH
                           EQUITY AND INCOME    ENTERPRISE        INCOME       COMSTOCK    EMERGING GROWTH      PORTFOLIO
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT (B)
                           -----------------  --------------  --------------  -----------  ---------------  -----------------
INVESTMENT INCOME:
  Dividends..............     $ --             $    56,319     $   649,921    $  230,513      $--                $--
                              ----------       -----------     -----------    ----------      --------           -------
EXPENSES:
  Mortality and expense
   undertakings..........       (283,237)         (245,951)     (1,484,605)     (832,411)      (59,609)           (3,560)
                              ----------       -----------     -----------    ----------      --------           -------
    Net Investment income
     (loss)..............       (283,237)         (189,632)       (834,684)     (601,898)      (59,609)           (3,560)
                              ----------       -----------     -----------    ----------      --------           -------
CAPITAL GAINS INCOME
 (LOSS)..................         13,523           --              --             --           --                --
                              ----------       -----------     -----------    ----------      --------           -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          7,542        (2,216,903)         33,660        35,912        (2,769)              569
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      2,004,204         2,753,511      12,761,229     8,058,235       280,318            50,375
                              ----------       -----------     -----------    ----------      --------           -------
    Net gain (loss) on
     investments.........      2,011,746           536,608      12,794,889     8,094,147       277,549            50,944
                              ----------       -----------     -----------    ----------      --------           -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $1,742,032       $   346,976     $11,960,205    $7,492,249      $217,940           $47,384
                              ==========       ===========     ===========    ==========      ========           =======


                               GOVERNMENT
                               PORTFOLIO
                            SUB-ACCOUNT (B)
                           ------------------
INVESTMENT INCOME:
  Dividends..............       $--
                                --------
EXPENSES:
  Mortality and expense
   undertakings..........        (24,681)
                                --------
    Net Investment income
     (loss)..............        (24,681)
                                --------
CAPITAL GAINS INCOME
 (LOSS)..................       --
                                --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            164
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         52,413
                                --------
    Net gain (loss) on
     investments.........         52,577
                                --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $ 27,896
                                ========

(b)  From inception, May 3, 2004 to December 31, 2004.

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004

                           AMERICAN FUNDS                  AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME
                                FUND        GROWTH FUND         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
OPERATIONS:
  Net investment
   income................   $  (519,995)    $ (4,606,882)   $ (2,455,048)
  Capital gains income...       --              --              --
  Net realized gain
   (loss) on security
   transactions..........       237,688        1,074,756       1,154,373
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     5,459,623       38,063,733      31,971,710
                            -----------     ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     5,177,316       34,531,607      30,671,035
                            -----------     ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............     9,545,616       73,088,424      70,854,687
  Net transfers..........     5,351,537       41,843,982      39,257,671
  Surrenders for benefit
   payments and fees.....    (2,374,199)     (15,765,474)    (18,996,264)
  Net annuity
   transactions..........       (13,671)          (3,455)         54,502
                            -----------     ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    12,509,283       99,163,477      91,170,596
                            -----------     ------------    ------------
  Net increase (decrease)
   in net assets.........    17,686,599      133,695,084     121,841,631
NET ASSETS:
  Beginning of year......    35,124,148      247,776,153     289,697,096
                            -----------     ------------    ------------
  End of year............   $52,810,747     $381,471,237    $411,538,727
                            ===========     ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                           AMERICAN FUNDS                                                        TEMPLETON
                           AMERICAN FUNDS   GLOBAL SMALL                       FRANKLIN                         DEVELOPING
                           INTERNATIONAL   CAPITALIZATION  FRANKLIN SMALL  STRATEGIC INCOME   MUTUAL SHARES       MARKETS
                                FUND            FUND          CAP FUND     SECURITIES FUND   SECURITIES FUND  SECURITIES FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  --------------  --------------  ----------------  ---------------  ---------------
OPERATIONS:
  Net investment
   income................   $   (33,195)    $  (393,932)    $  (718,357)     $   875,860      $ (1,113,853)     $    27,252
  Capital gains income...       --              --              --                76,909          --               --
  Net realized gain
   (loss) on security
   transactions..........       174,957         (11,054)        179,869           93,493           204,144          (15,021)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    10,528,614       4,833,288       4,780,161        4,282,297        14,498,460        2,798,249
                            -----------     -----------     -----------      -----------      ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    10,670,376       4,428,302       4,241,673        5,328,559        13,588,751        2,810,480
                            -----------     -----------     -----------      -----------      ------------      -----------
UNIT TRANSACTIONS:
  Purchases..............    19,759,663       6,304,794       9,759,369       15,894,545        24,276,071        3,713,733
  Net transfers..........    15,523,204       4,909,488       4,121,822       17,139,734        17,781,555        3,184,039
  Surrenders for benefit
   payments and fees.....    (3,220,961)       (904,203)     (2,359,576)      (4,038,116)       (6,558,279)        (576,055)
  Net annuity
   transactions..........         3,570         --                4,276         --                  (5,364)        --
                            -----------     -----------     -----------      -----------      ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    32,065,476      10,310,079      11,525,891       28,996,163        35,493,983        6,321,717
                            -----------     -----------     -----------      -----------      ------------      -----------
  Net increase (decrease)
   in net assets.........    42,735,852      14,738,381      15,767,564       34,324,722        49,082,734        9,132,197
NET ASSETS:
  Beginning of year......    40,248,202      16,656,525      36,068,133       44,156,974        99,345,462        8,228,603
                            -----------     -----------     -----------      -----------      ------------      -----------
  End of year............   $82,984,054     $31,394,906     $51,835,697      $78,481,696      $148,428,196      $17,360,800
                            ===========     ===========     ===========      ===========      ============      ===========


                           TEMPLETON GROWTH
                           SECURITIES FUND
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment
   income................    $  (184,745)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........         35,360
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      5,092,026
                             -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      4,942,641
                             -----------
UNIT TRANSACTIONS:
  Purchases..............      9,103,395
  Net transfers..........      6,576,764
  Surrenders for benefit
   payments and fees.....     (1,836,620)
  Net annuity
   transactions..........        (14,011)
                             -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     13,829,528
                             -----------
  Net increase (decrease)
   in net assets.........     18,772,169
NET ASSETS:
  Beginning of year......     25,300,602
                             -----------
  End of year............    $44,072,771
                             ===========

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                            MFS CAPITAL                  MFS INVESTORS
                           OPPORTUNITIES  MFS EMERGING   GROWTH STOCK
                              SERIES      GROWTH SERIES     SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------
OPERATIONS:
  Net investment
   income................   $ (112,142)    $  (158,609)   $ (134,402)
  Capital gains income...      --              --            --
  Net realized gain
   (loss) on security
   transactions..........       72,232          11,769        73,464
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      970,132       1,224,622       668,569
                            ----------     -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      930,222       1,077,782       607,631
                            ----------     -----------    ----------
UNIT TRANSACTIONS:
  Purchases..............    1,709,021       1,275,379     1,328,441
  Net transfers..........      (93,781)       (236,100)       59,280
  Surrenders for benefit
   payments and fees.....   (1,155,375)       (508,060)     (594,776)
  Net annuity
   transactions..........          288             275       --
                            ----------     -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      460,153         531,494       792,945
                            ----------     -----------    ----------
  Net increase (decrease)
   in net assets.........    1,390,375       1,609,276     1,400,576
NET ASSETS:
  Beginning of year......    8,440,990       9,253,023     7,497,335
                            ----------     -----------    ----------
  End of year............   $9,831,365     $10,862,299    $8,897,911
                            ==========     ===========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________


                           MFS INVESTORS    MFS TOTAL     CORE PLUS      EMERGING       EMERGING
                           TRUST SERIES   RETURN SERIES  FIXED INCOME  MARKETS DEBT  MARKETS EQUITY  TECHNOLOGY   HIGH YIELD
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -------------  ------------  ------------  --------------  -----------  -----------
OPERATIONS:
  Net investment
   income................   $  (184,224)  $   (128,033)  $  2,911,991  $   550,964    $   (87,203)   $ (112,187)  $ 1,509,652
  Capital gains income...       --             --             302,980      331,926        --             --           --
  Net realized gain
   (loss) on security
   transactions..........       133,023        430,438        674,326       72,485       (608,846)     (211,265)      455,181
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     1,901,985     16,867,223       (239,129)    (133,220)     2,782,970        (1,460)      574,928
                            -----------   ------------   ------------  -----------    -----------    ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,850,784     17,169,628      3,650,168      822,155      2,086,921      (324,912)    2,539,761
                            -----------   ------------   ------------  -----------    -----------    ----------   -----------
UNIT TRANSACTIONS:
  Purchases..............     2,737,937     28,291,626     14,664,479    1,414,888      1,435,223       430,396     3,755,555
  Net transfers..........     2,725,750     23,715,916      6,422,967      764,272        271,380         8,305    (1,852,316)
  Surrenders for benefit
   payments and fees.....      (999,240)    (9,739,800)   (15,398,684)  (1,403,843)    (1,002,860)     (400,888)   (3,077,584)
  Net annuity
   transactions..........       --             (12,875)       --           --               2,599        --           --
                            -----------   ------------   ------------  -----------    -----------    ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     4,464,447     42,254,867      5,688,762      775,317        706,342        37,813    (1,174,345)
                            -----------   ------------   ------------  -----------    -----------    ----------   -----------
  Net increase (decrease)
   in net assets.........     6,315,231     59,424,495      9,338,930    1,597,472      2,793,263      (287,099)    1,365,416
NET ASSETS:
  Beginning of year......    15,468,434    147,898,735    132,298,279    9,461,252      9,777,759     6,901,050    34,066,087
                            -----------   ------------   ------------  -----------    -----------    ----------   -----------
  End of year............   $21,783,665   $207,323,230   $141,637,209  $11,058,724    $12,571,022    $6,613,951   $35,431,503
                            ===========   ============   ============  ===========    ===========    ==========   ===========

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                               U.S.         AMERICAN
                           MID CAP VALUE  OPPORTUNITIES  BALANCED GROWTH
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -------------  ---------------
OPERATIONS:
  Net investment
   income................   $  (918,051)  $ (2,459,679)   $    754,772
  Capital gains income...       --             --             --
  Net realized gain
   (loss) on security
   transactions..........        67,798    (34,315,887)        410,949
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     8,604,894     51,246,282       6,679,842
                            -----------   ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     7,754,641     14,470,716       7,845,563
                            -----------   ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............    10,778,552      2,688,231       2,887,435
  Net transfers..........     3,275,074    (27,369,502)       (864,299)
  Surrenders for benefit
   payments and fees.....    (5,383,386)   (34,197,332)    (13,758,651)
  Net annuity
   transactions..........        (8,904)        33,629         (11,473)
                            -----------   ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     8,661,336    (58,844,974)    (11,746,988)
                            -----------   ------------    ------------
  Net increase (decrease)
   in net assets.........    16,415,977    (44,374,258)     (3,901,425)
NET ASSETS:
  Beginning of year......    53,455,769    277,444,676      93,079,492
                            -----------   ------------    ------------
  End of year............   $69,871,746   $233,070,418    $ 89,178,067
                            ===========   ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                           CAPITAL OPPORTUNITIES  DEVELOPING GROWTH  FLEXIBLE INCOME  DIVIDEND GROWTH  GLOBAL EQUITY    GROWTH
                                SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------------  -----------------  ---------------  ---------------  -------------  -----------
OPERATIONS:
  Net investment
   income................       $  (435,632)         $  (694,458)      $ 4,432,851     $    619,475    $   (796,796)  $  (459,565)
  Capital gains income...         --                    --                --               --               --            --
  Net realized gain
   (loss) on security
   transactions..........        (3,623,272)             126,403        (2,983,621)     (10,815,076)      2,143,336    (1,624,516)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        10,164,648           10,524,215         1,835,305       31,555,179       3,197,011     4,432,690
                                -----------          -----------       -----------     ------------    ------------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         6,105,744            9,956,160         3,284,535       21,359,578       4,543,551     2,348,609
                                -----------          -----------       -----------     ------------    ------------   -----------
UNIT TRANSACTIONS:
  Purchases..............         1,014,685            1,068,690         2,614,548        7,891,375       1,147,460     3,185,538
  Net transfers..........        (1,753,188)          (2,903,972)       (1,700,015)     (14,770,476)     (3,097,109)   (1,586,393)
  Surrenders for benefit
   payments and fees.....        (3,641,680)          (7,814,708)       (9,694,826)     (49,796,115)    (11,066,572)   (5,540,012)
  Net annuity
   transactions..........             2,419               34,593           (13,188)         208,106         (57,763)      (30,047)
                                -----------          -----------       -----------     ------------    ------------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (4,377,764)          (9,615,397)       (8,793,481)     (56,467,110)    (13,073,984)   (3,970,914)
                                -----------          -----------       -----------     ------------    ------------   -----------
  Net increase (decrease)
   in net assets.........         1,727,980              340,763        (5,508,946)     (35,107,532)     (8,530,433)   (1,622,305)
NET ASSETS:
  Beginning of year......        32,059,847           54,811,379        67,983,606      362,256,950      80,404,676    42,251,191
                                -----------          -----------       -----------     ------------    ------------   -----------
  End of year............       $33,787,827          $55,152,142       $62,474,660     $327,149,418    $ 71,874,243   $40,628,886
                                ===========          ===========       ===========     ============    ============   ===========


                           MONEY MARKET
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment
   income................  $   (668,292)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       --
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (668,292)
                           ------------
UNIT TRANSACTIONS:
  Purchases..............     7,384,579
  Net transfers..........     1,165,404
  Surrenders for benefit
   payments and fees.....   (33,412,565)
  Net annuity
   transactions..........       (29,741)
                           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (24,892,323)
                           ------------
  Net increase (decrease)
   in net assets.........   (25,560,615)
NET ASSETS:
  Beginning of year......   117,133,733
                           ------------
  End of year............  $ 91,573,118
                           ============

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                         EQUALLY WEIGHTED   SMALL COMPANY
                            UTILITIES        S&P 500       GROWTH PORTFOLIO  GLOBAL FRANCHISE
                           SUB-ACCOUNT   SUB-ACCOUNT (A)   SUB-ACCOUNT (B)     SUB-ACCOUNT
                           ------------  ----------------  ----------------  ----------------
OPERATIONS:
  Net investment
   income................  $    564,963    $ (1,045,668)      $  (13,932)      $  (119,538)
  Capital gains income...       --             --                 69,620            79,399
  Net realized gain
   (loss) on security
   transactions..........      (123,635)      6,038,641              562            (1,472)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    13,549,419      19,368,648          190,057           972,292
                           ------------    ------------       ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    13,990,747      24,361,621          246,307           930,681
                           ------------    ------------       ----------       -----------
UNIT TRANSACTIONS:
  Purchases..............       974,650      15,748,233        1,869,396         4,585,268
  Net transfers..........    (4,238,380)     10,999,570          770,351         3,181,019
  Surrenders for benefit
   payments and fees.....    (9,396,432)    (21,497,420)         (11,160)         (320,157)
  Net annuity
   transactions..........       (26,459)        (33,943)        --                --
                           ------------    ------------       ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (12,686,621)      5,216,440        2,628,587         7,446,130
                           ------------    ------------       ----------       -----------
  Net increase (decrease)
   in net assets.........     1,304,126      29,578,061        2,874,894         8,376,811
NET ASSETS:
  Beginning of year......    70,441,606     159,665,523         --               3,624,197
                           ------------    ------------       ----------       -----------
  End of year............  $ 71,745,732    $189,243,584       $2,874,894       $12,001,008
                           ============    ============       ==========       ===========

(a)  Formerly Value-Added Market Sub-account. Change effective November 1, 2004.
(b)  From inception, May 3, 2004 to December 31, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                                                                                                                AGGRESSIVE GROWTH
                           EQUITY AND INCOME   ENTERPRISE    GROWTH AND INCOME    COMSTOCK     EMERGING GROWTH      PORTFOLIO
                              SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (B)
                           -----------------  -------------  -----------------  -------------  ---------------  -----------------
OPERATIONS:
  Net investment
   income................     $  (283,237)     $  (189,632)    $   (834,684)     $  (601,898)    $  (59,609)        $ (3,560)
  Capital gains income...          13,523          --              --                --             --               --
  Net realized gain
   (loss) on security
   transactions..........           7,542       (2,216,903)          33,660           35,912         (2,769)             569
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       2,004,204        2,753,511       12,761,229        8,058,235        280,318           50,375
                              -----------      -----------     ------------      -----------     ----------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,742,032          346,976       11,960,205        7,492,249        217,940           47,384
                              -----------      -----------     ------------      -----------     ----------         --------
UNIT TRANSACTIONS:
  Purchases..............       4,124,889          476,295       21,643,780       29,217,678      1,591,418          332,084
  Net transfers..........       9,099,214         (960,245)      19,939,414       17,372,807        936,456          147,579
  Surrenders for benefit
   payments and fees.....        (604,548)      (2,373,952)      (5,438,370)      (1,443,041)      (201,580)          (3,698)
  Net annuity
   transactions..........        --                   (983)         (18,054)         --             --               --
                              -----------      -----------     ------------      -----------     ----------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      12,619,555       (2,858,885)      36,126,770       45,147,444      2,326,294          475,965
                              -----------      -----------     ------------      -----------     ----------         --------
  Net increase (decrease)
   in net assets.........      14,361,587       (2,511,909)      48,086,975       52,639,693      2,544,234          523,349
NET ASSETS:
  Beginning of year......       8,183,976       19,482,920       69,065,487       19,255,900      1,819,666          --
                              -----------      -----------     ------------      -----------     ----------         --------
  End of year............     $22,545,563      $16,971,011     $117,152,462      $71,895,593     $4,363,900         $523,349
                              ===========      ===========     ============      ===========     ==========         ========


                               GOVERNMENT
                               PORTFOLIO
                            SUB-ACCOUNT (B)
                           ------------------
OPERATIONS:
  Net investment
   income................      $  (24,681)
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........             164
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          52,413
                               ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          27,896
                               ----------
UNIT TRANSACTIONS:
  Purchases..............       3,567,471
  Net transfers..........       1,342,448
  Surrenders for benefit
   payments and fees.....         (26,095)
  Net annuity
   transactions..........        --
                               ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       4,883,824
                               ----------
  Net increase (decrease)
   in net assets.........       4,911,720
NET ASSETS:
  Beginning of year......        --
                               ----------
  End of year............      $4,911,720
                               ==========

(b)  From inception, May 3, 2004 to December 31, 2004.

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                           AMERICAN FUNDS                  AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME
                                FUND        GROWTH FUND         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
OPERATIONS:
  Net investment
   income................   $  (273,791)    $ (2,303,542)   $   (594,348)
  Capital gains income...       --              --              --
  Net realized gain
   (loss) on security
   transactions..........        48,529           47,554          64,043
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     7,839,017       51,643,026      56,673,474
                            -----------     ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     7,613,755       49,387,038      56,143,169
                            -----------     ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............     6,203,842       61,615,564      62,128,780
  Net transfers..........     5,944,616       49,745,401      57,311,115
  Surrenders for benefit
   payments and fees.....      (844,275)      (6,939,277)     (9,563,992)
  Net annuity
   transactions..........        40,121           48,282          (5,512)
                            -----------     ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    11,344,304      104,469,970     109,870,391
                            -----------     ------------    ------------
  Net increase (decrease)
   in net assets.........    18,958,059      153,857,008     166,013,560
NET ASSETS:
  Beginning of year......    16,166,089       93,919,145     123,683,536
                            -----------     ------------    ------------
  End of year............   $35,124,148     $247,776,153    $289,697,096
                            ===========     ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                                           AMERICAN FUNDS                                                        TEMPLETON
                           AMERICAN FUNDS   GLOBAL SMALL                       FRANKLIN                         DEVELOPING
                           INTERNATIONAL   CAPITALIZATION  FRANKLIN SMALL  STRATEGIC INCOME   MUTUAL SHARES       MARKETS
                                FUND            FUND          CAP FUND     SECURITIES FUND   SECURITIES FUND  SECURITIES FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  --------------  --------------  ----------------  ---------------  ---------------
OPERATIONS:
  Net investment
   income................   $    50,502     $   (93,453)    $  (358,945)     $   309,491       $  (379,031)     $  (17,227)
  Capital gains income...       --              --              --              --                --               --
  Net realized gain
   (loss) on security
   transactions..........        22,048          18,171         (22,113)          42,989            60,971           3,509
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     8,183,842       4,235,244       7,838,239        4,570,927        16,161,403       2,131,974
                            -----------     -----------     -----------      -----------       -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     8,256,392       4,159,962       7,457,181        4,923,407        15,843,343       2,118,256
                            -----------     -----------     -----------      -----------       -----------      ----------
UNIT TRANSACTIONS:
  Purchases..............     8,715,831       4,042,873       7,704,380       10,971,459        20,985,645       2,003,566
  Net transfers..........     8,480,546       4,320,968       6,972,383       13,646,036        20,748,472       1,757,075
  Surrenders for benefit
   payments and fees.....    (1,145,213)       (584,744)     (1,158,239)      (1,825,727)       (3,422,003)       (224,062)
  Net annuity
   transactions..........          (423)        --              --              --                  21,010         --
                            -----------     -----------     -----------      -----------       -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    16,050,741       7,779,097      13,518,524       22,791,768        38,333,124       3,536,579
                            -----------     -----------     -----------      -----------       -----------      ----------
  Net increase (decrease)
   in net assets.........    24,307,133      11,939,059      20,975,705       27,715,175        54,176,467       5,654,835
NET ASSETS:
  Beginning of year......    15,941,069       4,717,466      15,092,428       16,441,799        45,168,995       2,573,768
                            -----------     -----------     -----------      -----------       -----------      ----------
  End of year............   $40,248,202     $16,656,525     $36,068,133      $44,156,974       $99,345,462      $8,228,603
                            ===========     ===========     ===========      ===========       ===========      ==========


                           TEMPLETON GROWTH
                           SECURITIES FUND
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment
   income................    $    (8,885)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........         34,829
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      4,964,543
                             -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      4,990,487
                             -----------
UNIT TRANSACTIONS:
  Purchases..............      6,574,616
  Net transfers..........      5,846,721
  Surrenders for benefit
   payments and fees.....       (997,769)
  Net annuity
   transactions..........         39,973
                             -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     11,463,541
                             -----------
  Net increase (decrease)
   in net assets.........     16,454,028
NET ASSETS:
  Beginning of year......      8,846,574
                             -----------
  End of year............    $25,300,602
                             ===========

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                            MFS CAPITAL                  MFS INVESTORS
                           OPPORTUNITIES  MFS EMERGING   GROWTH STOCK
                              SERIES      GROWTH SERIES     SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------
OPERATIONS:
  Net investment
   income................   $  (87,778)    $ (116,450)    $  (85,063)
  Capital gains income...      --             --             --
  Net realized gain
   (loss) on security
   transactions..........      (89,516)        32,997        (32,172)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,787,838      1,926,625      1,158,254
                            ----------     ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,610,544      1,843,172      1,041,019
                            ----------     ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............    1,237,780      1,537,061      2,044,550
  Net transfers..........      365,850        716,598        999,245
  Surrenders for benefit
   payments and fees.....     (517,073)      (324,612)      (336,430)
  Net annuity
   transactions..........      --             --             --
                            ----------     ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,086,557      1,929,047      2,707,365
                            ----------     ----------     ----------
  Net increase (decrease)
   in net assets.........    2,697,101      3,772,219      3,748,384
NET ASSETS:
  Beginning of year......    5,743,889      5,480,804      3,748,951
                            ----------     ----------     ----------
  End of year............   $8,440,990     $9,253,023     $7,497,335
                            ==========     ==========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________


                           MFS INVESTORS    MFS TOTAL     CORE PLUS      EMERGING       EMERGING
                           TRUST SERIES   RETURN SERIES  FIXED INCOME  MARKETS DEBT  MARKETS EQUITY  TECHNOLOGY   HIGH YIELD
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -------------  ------------  ------------  --------------  -----------  -----------
OPERATIONS:
  Net investment
   income................   $  (102,019)  $     22,194   $ (1,753,808)  $ (103,101)   $   (94,704)   $  (70,801)  $  (396,413)
  Capital gains income...       --             --           1,009,292      --             --             --           --
  Net realized gain
   (loss) on security
   transactions..........        14,809         74,948        108,160       51,229     (1,018,686)      (91,466)      165,409
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     2,345,605     16,401,265      4,413,214    1,634,789      3,995,920     1,682,364     5,938,781
                            -----------   ------------   ------------   ----------    -----------    ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     2,258,395     16,498,407      3,776,858    1,582,917      2,882,530     1,520,097     5,707,777
                            -----------   ------------   ------------   ----------    -----------    ----------   -----------
UNIT TRANSACTIONS:
  Purchases..............     2,517,926     29,124,032     17,804,005    1,624,994        742,347     1,347,953     5,639,282
  Net transfers..........     3,657,264     32,139,025     16,612,749    2,041,025      1,022,298     1,827,675     6,728,219
  Surrenders for benefit
   payments and fees.....      (480,385)    (5,598,119)   (12,877,693)    (711,600)      (748,216)     (275,555)   (2,316,394)
  Net annuity
   transactions..........       --              55,077        --           --             --             --           --
                            -----------   ------------   ------------   ----------    -----------    ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     5,694,805     55,720,015     21,539,061    2,954,419      1,016,429     2,900,073    10,051,107
                            -----------   ------------   ------------   ----------    -----------    ----------   -----------
  Net increase (decrease)
   in net assets.........     7,953,200     72,218,422     25,315,919    4,537,336      3,898,959     4,420,170    15,758,884
NET ASSETS:
  Beginning of year......     7,515,234     75,680,313    106,982,360    4,923,916      5,878,800     2,480,880    18,307,203
                            -----------   ------------   ------------   ----------    -----------    ----------   -----------
  End of year............   $15,468,434   $147,898,735   $132,298,279   $9,461,252    $ 9,777,759    $6,901,050   $34,066,087
                            ===========   ============   ============   ==========    ===========    ==========   ===========

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                               U.S.         AMERICAN
                           MID CAP VALUE  OPPORTUNITIES  BALANCED GROWTH
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -------------  ---------------
OPERATIONS:
  Net investment
   income................   $  (571,060)  $ (2,532,603)   $    936,645
  Capital gains income...       --             --             --
  Net realized gain
   (loss) on security
   transactions..........    (1,332,222)   (57,620,152)     (2,567,806)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    15,430,643    106,279,702      15,971,149
                            -----------   ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    13,527,361     46,126,947      14,339,988
                            -----------   ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............     7,003,276      7,893,685       3,137,674
  Net transfers..........     3,305,245    (16,949,149)      3,103,892
  Surrenders for benefit
   payments and fees.....    (3,718,132)   (34,963,103)    (10,322,058)
  Net annuity
   transactions..........        (3,116)      (147,681)        (67,659)
                            -----------   ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     6,587,273    (44,166,248)     (4,148,151)
                            -----------   ------------    ------------
  Net increase (decrease)
   in net assets.........    20,114,634      1,960,699      10,191,837
NET ASSETS:
  Beginning of year......    33,341,135    275,483,977      82,887,655
                            -----------   ------------    ------------
  End of year............   $53,455,769   $277,444,676    $ 93,079,492
                            ===========   ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                           CAPITAL OPPORTUNITIES  DEVELOPING GROWTH   FLEXIBLE INCOME    DIVIDEND GROWTH  GLOBAL EQUITY
                                SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT (C)      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------------  -----------------  ------------------  ---------------  -------------
OPERATIONS:
  Net investment
   income................       $  (368,951)         $  (615,063)       $ 2,492,008       $  1,782,293    $   (641,846)
  Capital gains income...         --                    --                 --                 --               --
  Net realized gain
   (loss) on security
   transactions..........       (11,057,855)          (3,312,648)        (1,839,099)       (29,353,491)     (1,685,922)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        20,656,287           19,942,964          6,853,560        105,069,410      22,908,546
                                -----------          -----------        -----------       ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         9,229,481           16,015,253          7,506,469         77,498,212      20,580,778
                                -----------          -----------        -----------       ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............         1,786,207            1,633,056          4,359,258          9,207,180       1,361,380
  Net transfers..........        (1,201,189)            (752,770)           711,740         (9,549,448)     (2,831,547)
  Surrenders for benefit
   payments and fees.....        (2,836,182)          (5,925,399)        (8,167,378)       (45,078,892)     (8,928,702)
  Net annuity
   transactions..........            (4,193)             (21,415)           (32,273)          (231,063)        (77,994)
                                -----------          -----------        -----------       ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (2,255,357)          (5,066,528)        (3,128,653)       (45,652,223)    (10,476,863)
                                -----------          -----------        -----------       ------------    ------------
  Net increase (decrease)
   in net assets.........         6,974,124           10,948,725          4,377,816         31,845,989      10,103,915
NET ASSETS:
  Beginning of year......        25,085,723           43,862,654         63,605,790        330,410,961      70,300,761
                                -----------          -----------        -----------       ------------    ------------
  End of year............       $32,059,847          $54,811,379        $67,983,606       $362,256,950    $ 80,404,676
                                ===========          ===========        ===========       ============    ============


                             GROWTH        MONEY MARKET
                           SUB-ACCOUNT   SUB-ACCOUNT (D)
                           -----------  ------------------
OPERATIONS:
  Net investment
   income................  $  (475,004)    $ (1,075,781)
  Capital gains income...      --             --
  Net realized gain
   (loss) on security
   transactions..........   (4,261,359)      (1,022,202)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................   13,524,186        1,851,162
                           -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    8,787,823         (246,821)
                           -----------     ------------
UNIT TRANSACTIONS:
  Purchases..............    1,252,583       23,014,630
  Net transfers..........   (1,969,737)     (41,904,984)
  Surrenders for benefit
   payments and fees.....   (4,862,376)     (40,782,771)
  Net annuity
   transactions..........      (23,854)         (86,998)
                           -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (5,603,384)     (59,760,123)
                           -----------     ------------
  Net increase (decrease)
   in net assets.........    3,184,439      (60,006,944)
NET ASSETS:
  Beginning of year......   39,066,752      177,140,677
                           -----------     ------------
  End of year............  $42,251,191     $117,133,733
                           ===========     ============

(c)  Formerly Diversified Income Sub Account. Change effective May 1, 2003.
(d) Effective October 31, 2003, Active International Allocation merged with Money Market Sub-Account.

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                                            VALUE-ADDED                      EQUITY AND INCOME
                             UTILITIES         MARKET      GLOBAL FRANCHISE        FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (B)    SUB-ACCOUNT (B)
                           --------------  --------------  ----------------  -----------------
OPERATIONS:
  Net investment
   income................   $    806,424    $   (214,793)     $  (16,444)       $  (11,317)
  Capital gains income...       --             2,359,777           5,031            20,986
  Net realized gain
   (loss) on security
   transactions..........     (3,646,342)      1,447,811              47             1,156
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     14,713,863      37,246,323         388,391           607,970
                            ------------    ------------      ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     11,873,945      40,839,118         377,025           618,795
                            ------------    ------------      ----------        ----------
UNIT TRANSACTIONS:
  Purchases..............      2,037,283      10,092,678       2,069,681         3,026,703
  Net transfers..........     (5,864,823)      8,345,306       1,201,939         4,602,934
  Surrenders for benefit
   payments and fees.....     (8,428,787)    (17,416,360)        (24,448)          (64,456)
  Net annuity
   transactions..........        (44,950)        (67,208)       --                --
                            ------------    ------------      ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (12,301,277)        954,416       3,247,172         7,565,181
                            ------------    ------------      ----------        ----------
  Net increase (decrease)
   in net assets.........       (427,332)     41,793,534       3,624,197         8,183,976
NET ASSETS:
  Beginning of year......     70,868,938     117,871,989        --                --
                            ------------    ------------      ----------        ----------
  End of year............   $ 70,441,606    $159,665,523      $3,624,197        $8,183,976
                            ============    ============      ==========        ==========

(b)  From inception May 1, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-52 ____________________________________


                             ENTERPRISE    GROWTH AND INCOME                                  EMERGING GROWTH
                            SUB-ACCOUNT       SUB-ACCOUNT        COMSTOCK SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           --------------  -----------------  ------------------------------  ----------------
OPERATIONS:
  Net investment
   income................   $  (164,375)      $  (387,917)             $   (94,196)              $   (9,430)
  Capital gains income...       --               --                    --                          --
  Net realized gain
   (loss) on security
   transactions..........    (2,567,185)            9,048                   10,450                     (690)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     6,587,773        11,751,755                1,817,049                  105,094
                            -----------       -----------              -----------               ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     3,856,213        11,372,886                1,733,303                   94,974
                            -----------       -----------              -----------               ----------
UNIT TRANSACTIONS:
  Purchases..............       914,551        19,352,170               12,342,387                1,245,642
  Net transfers..........           478        20,544,131                5,360,979                  521,569
  Surrenders for benefit
   payments and fees.....    (1,522,923)       (3,808,673)                (180,769)                 (42,519)
  Net annuity
   transactions..........          (934)           51,327              --                          --
                            -----------       -----------              -----------               ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (608,828)       36,138,955               17,522,597                1,724,692
                            -----------       -----------              -----------               ----------
  Net increase (decrease)
   in net assets.........     3,247,385        47,511,841               19,255,900                1,819,666
NET ASSETS:
  Beginning of year......    16,235,535        21,553,646              --                          --
                            -----------       -----------              -----------               ----------
  End of year............   $19,482,920       $69,065,487              $19,255,900               $1,819,666
                            ===========       ===========              ===========               ==========

(a)  From inception April 30, 2003 to December 31, 2003.

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

 1.  ORGANIZATION:

    Separate Account Three (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds Global Small Capitalization Fund, Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Growth Securities Fund, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Total Return Series. The Account also invests in the following Sub-Accounts of the Universal Institutional Funds, Inc. family: Equity and Income, Core Plus Fixed Income, Emerging Markets Debt, Emerging Markets Equity, Technology, High Yield, and U.S. Mid Cap Value. Additionally, the Separate Account also invests in the Sub-Accounts of the Morgan Stanley Select Dimension fund family: American Opportunities, Balanced Growth, Capital Opportunities, Developing Growth, Flexible Income, Dividend Growth, Global Equity, Growth, Money Market, Utilities, Equally Weighted S&P 500, and Small Company Growth Portfolio. Finally, the Separate Account invests in the following Sub-Accounts within the Van Kampen fund family: Global Franchise, Enterprise, Growth and Income, Comstock, Emerging Growth, Aggressive Growth, and Government Portfolio.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2004.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

   f) MORTALITY RISK--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) MORTALITY AND EXPENSE AND ADMINISTRATIVE CHARGES--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.60% of the Account's average daily net assets. The Company

_____________________________________ SA-54 ____________________________________
      also provides administrative services and receives a maximum annual fee of 0.20% of the Account's average daily net assets.

   b) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:

                                           PURCHASES      PROCEEDS
FUND                                        AT COST      FROM SALES
----                                      ------------  ------------
American Funds Global Growth Fund.......  $ 16,729,174  $  4,739,902
American Funds Growth Fund..............   115,122,977    20,566,375
American Funds Growth-Income Fund.......   113,704,169    24,988,664
American Funds International Fund.......    36,824,496     4,792,211
American Funds Global Small
 Capitalization Fund....................    12,925,170     3,009,017
Franklin Small Cap Fund.................    16,626,385     5,818,853
Franklin Strategic Income Securities
 Fund...................................    37,962,817     8,013,894
Mutual Shares Securities Fund...........    43,850,153     9,470,021
Templeton Developing Markets Securities
 Fund...................................     8,545,403     2,196,434
Templeton Growth Securities Fund........    17,267,653     3,622,861
MFS Capital Opportunities Series........     2,599,665     2,251,653
MFS Emerging Growth Series..............     1,906,022     1,533,137
MFS Investors Growth Stock Series.......     2,099,490     1,440,944
MFS Investors Trust Series..............     6,755,995     2,475,775
MFS Total Return Series.................    57,084,585    14,957,692
Core Plus Fixed Income..................    39,976,389    31,072,666
Emerging Markets Debt...................     4,308,832     2,650,625
Emerging Markets Equity.................     3,313,169     2,694,031
Technology..............................     1,823,616     1,898,002
High Yield..............................     9,945,389     9,610,086
U.S. Mid Cap Value......................    17,330,718     9,587,447
American Opportunities..................     6,402,680    67,707,337
Balanced Growth.........................     9,382,601    20,374,826
Capital Opportunities...................     2,652,625     7,466,014
Developing Growth.......................     2,590,049    12,899,895
Flexible Income.........................    13,034,868    17,395,499
Dividend Growth.........................    19,416,095    75,263,773
Global Equity...........................     3,610,872    17,481,697
Growth..................................     5,326,541     9,757,044
Money Market............................    48,548,438    74,109,099
Utilities...............................     4,469,802    16,591,474
Equally Weighted S&P 500................    31,974,114    27,803,346
Small Company Growth Portfolio..........     2,727,696        43,421
Global Franchise........................     7,908,899       502,910
Equity and Income.......................    13,682,007     1,332,168
Enterprise..............................     1,080,351     4,128,869
Growth and Income.......................    42,599,894     7,307,799
Comstock................................    47,411,855     2,866,304
Emerging Growth.........................     2,693,459       426,772
Aggressive Growth Portfolio.............       488,037        15,632
Government Portfolio....................     4,972,725       113,581
                                          ------------  ------------
                                          $837,675,875  $530,977,750
                                          ============  ============

_____________________________________ SA-56 ____________________________________

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2004 was as follows:

                                        UNITS       UNITS     NET INCREASE
FUND                                   ISSUED      REDEEMED    (DECREASE)
----                                 -----------  ----------  ------------
American Funds Global Growth
 Fund..............................    1,977,109     513,564    1,463,545
American Funds Growth Fund.........   14,189,138   2,285,055   11,904,083
American Funds Growth-Income
 Fund..............................   11,077,428   1,990,612    9,086,816
American Funds International
 Fund..............................    4,413,872     575,934    3,837,938
American Funds Global Small
 Capitalization Fund...............    1,314,173     286,645    1,027,528
Franklin Small Cap Fund............    2,287,423     739,450    1,547,973
Franklin Strategic Income
 Securities Fund...................    2,863,048     570,073    2,292,975
Mutual Shares Securities Fund......    3,706,293     676,836    3,029,457
Templeton Developing Markets
 Securities Fund...................      742,685     182,911      559,774
Templeton Growth Securities Fund...    1,573,529     300,549    1,272,980
MFS Capital Opportunities Series...      399,805     325,013       74,792
MFS Emerging Growth Series.........      378,300     282,047       96,253
MFS Investors Growth Stock
 Series............................      347,546     217,027      130,519
MFS Investors Trust Series.........      898,638     292,673      605,965
MFS Total Return Series............    4,843,508   1,120,660    3,722,848
Core Plus Fixed Income.............    3,422,656   2,620,221      802,435
Emerging Markets Debt..............      217,637     168,834       48,803
Emerging Markets Equity............      312,207     244,487       67,720
Technology.........................      755,279     774,817      (19,538)
High Yield.........................      873,793   1,127,982     (254,189)
U.S. Mid Cap Value.................    1,710,493     754,401      956,092
American Opportunities.............    2,803,802   4,752,321   (1,948,519)
Balanced Growth....................    1,494,940   1,256,687      238,253
Capital Opportunities..............      930,196   1,285,607     (355,411)
Developing Growth..................      719,647     792,347      (72,700)
Flexible Income....................    1,160,101   1,405,237     (245,136)
Dividend Growth....................    3,766,140   4,411,465     (645,325)
Global Equity......................    1,409,636   1,369,765       39,871
Growth.............................    1,187,613     769,022      418,591
Money Market.......................    4,902,730   6,796,700   (1,893,970)
Utilities..........................      872,898   1,172,559     (299,661)
Equally Weighted S&P 500...........    3,611,671   1,370,360    2,241,311
Small Company Growth Portfolio.....      260,440       3,439      257,001
Global Franchise...................      627,646      33,717      593,929
Equity and Income..................    1,174,828     100,144    1,074,684
Enterprise.........................      246,902     612,707     (365,805)
Growth and Income..................    3,877,511     554,166    3,323,345
Comstock...........................    3,663,685     194,702    3,468,983
Emerging Growth....................      231,997      32,624      199,373
Aggressive Growth Portfolio........       50,018       1,197       48,821
Government Portfolio...............      500,200      10,408      489,792

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

    The changes in units outstanding for the year ended December 31, 2003 was as follows:

                                       UNITS       UNITS     NET INCREASE
FUND                                   ISSUED     REDEEMED    (DECREASE)
----                                 ----------  ----------  ------------
American Funds Global Growth
 Fund..............................   2,001,191     348,573    1,652,618
American Funds Growth Fund.........  16,775,940   1,647,016   15,128,924
American Funds Growth-Income
 Fund..............................  13,375,660   1,245,291   12,130,369
American Funds International
 Fund..............................   3,219,709     593,747    2,625,962
American Funds Global Small
 Capitalization Fund...............   1,187,326     197,655      989,671
Franklin Small Cap Fund............   2,622,123     480,893    2,141,230
Franklin Strategic Income
 Securities Fund...................   2,360,215     445,589    1,914,626
Mutual Shares Securities Fund......   4,242,748     598,571    3,644,177
Templeton Developing Markets
 Securities Fund...................     510,578     103,477      407,101
Templeton Growth Securities Fund...   1,566,109     223,768    1,342,341
MFS Capital Opportunities Series...     502,686     314,558      188,128
MFS Emerging Growth Series.........     783,168     342,679      440,489
MFS Investors Growth Stock
 Series............................     673,313     189,059      484,254
MFS Investors Trust Series.........   1,146,793     275,537      871,256
MFS Total Return Series............   6,381,833     956,761    5,425,072
Core Plus Fixed Income.............   4,983,440   3,292,893    1,690,547
Emerging Markets Debt..............     374,216     154,923      219,293
Emerging Markets Equity............     389,192     225,946      163,246
Technology.........................   1,896,574     567,999    1,328,575
High Yield.........................   2,299,624     864,069    1,435,555
U.S. Mid Cap Value.................   1,480,573     848,777      631,796
American Opportunities.............   6,088,374   4,136,447    1,951,927
Balanced Growth....................   2,172,970   1,380,564      792,406
Capital Opportunities..............   1,560,377   1,334,039      226,338
Developing Growth..................   1,345,510     719,236      626,274
Flexible Income....................   1,420,597   1,432,936      (12,339)
Dividend Growth....................   6,102,588   4,226,085    1,876,503
Global Equity......................   1,396,504   1,367,975       28,529
Growth.............................     891,095     811,643       79,452
Money Market.......................   7,798,500  12,445,778   (4,647,278)
Utilities..........................   1,224,768   1,493,928     (269,160)
Value-Added Market.................   3,253,796   1,333,247    1,920,549
Global Franchise...................     299,242       2,073      297,169
Equity Income......................     721,690      14,777      706,913
Enterprise.........................     720,205     618,772      101,433
Growth and Income..................   4,385,245     586,536    3,798,709
Comstock...........................   1,600,774      57,658    1,543,116
Emerging Growth....................     164,384      10,199      154,185

_____________________________________ SA-58 ____________________________________

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                                                                 INVESTMENT
                                                       UNIT                CONTRACT     EXPENSE    INCOME            TOTAL
                                   UNITS           FAIR VALUE #         OWNERS' EQUITY  RATIO*    RATIO**          RETURN***
                                 ----------  -------------------------  --------------  -------  ----------  ----------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
2004  Lowest contract charges       168,147         $ 1.244884           $    209,323     1.29%       0.47%               12.02%
      Highest contract charges       82,862           8.172367                677,180     2.58%       0.48%               10.58%
      Remaining contract
      charges                     5,667,783         --                     51,924,244     --        --               --
2003  Lowest contract charges        18,849           1.111293                 20,947     1.30%       0.41%               33.53%
      Highest contract charges       25,084           7.390785                185,390     1.62%       0.09%               29.08%
      Remaining contract
      charges                     4,411,315         --                     34,917,811     --        --               --
2002  Lowest contract charges        18,849           0.832247                 15,687     0.93%     --                   (16.78)%
      Highest contract charges       85,435           5.594295                477,950     0.90%     --                     1.05%
      Remaining contract
      charges                     2,698,346         --                     15,672,452     --        --               --
2001  Lowest contract charges       109,993           9.460575              1,040,593     0.91%       0.66%              (12.58)%
      Highest contract charges      197,466           6.685952              1,320,245     1.64%       0.53%              (20.30)%
      Remaining contract
      charges                       973,609         --                      6,560,445     --        --               --
AMERICAN FUNDS GROWTH FUND
2004  Lowest contract charges     1,184,708           1.117260              1,323,627     1.29%       0.24%               11.04%
      Highest contract charges      961,708           7.819403              7,519,980     2.57%       0.32%                9.61%
      Remaining contract
      charges                    41,829,634         --                    372,627,630     --        --               --
2003  Lowest contract charges       426,080           1.006145                428,698     1.29%       0.16%               35.04%
      Highest contract charges      446,466           7.133854              3,185,023     1.62%       0.24%               24.34%
      Remaining contract
      charges                    31,199,420         --                    244,162,432     --        --               --
2002  Lowest contract charges       137,970           0.745063                102,796     0.95%       0.09%              (25.49)%
      Highest contract charges      317,376           5.339327              1,694,573     0.90%       0.08%               (0.02)%
      Remaining contract
      charges                    16,487,696         --                     92,121,776     --        --               --
2001  Lowest contract charges       676,086          10.407808              7,036,569     0.91%       0.29%              (14.92)%
      Highest contract charges      995,095           7.210458              7,175,089     1.65%       0.29%              (24.27)%
      Remaining contract
      charges                     5,012,451         --                     36,395,998     --        --               --
AMERICAN FUNDS GROWTH-INCOME FUND
2004  Lowest contract charges     1,227,457           1.124557              1,380,346     1.29%       1.12%                8.95%
      Highest contract charges      427,197          11.698456              4,997,550     2.57%       1.66%                7.54%
      Remaining contract
      charges                    34,360,563         --                    405,160,831     --        --               --
2003  Lowest contract charges       477,485           1.032179                492,850     1.29%       1.38%               30.72%
      Highest contract charges      315,316          10.878053              3,430,020     1.63%       1.89%               24.33%
      Remaining contract
      charges                    26,135,600         --                    285,774,226     --        --               --
2002  Lowest contract charges       148,384           0.789623                117,167     0.95%       2.84%              (21.04)%
      Highest contract charges      298,403           8.411031              2,509,879     0.90%       2.54%               (3.48)%
      Remaining contract
      charges                    14,351,246         --                    121,056,489     --        --               --
2001  Lowest contract charges       926,926          10.325741              9,571,196     0.91%       0.90%               (3.43)%
      Highest contract charges      773,686          10.508474              8,130,264     1.64%       1.10%               (3.20)%
      Remaining contract
      charges                     3,793,305         --                     39,973,908     --        --               --

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                                 INVESTMENT
                                                       UNIT                CONTRACT     EXPENSE    INCOME            TOTAL
                                   UNITS           FAIR VALUE #         OWNERS' EQUITY  RATIO*    RATIO**          RETURN***
                                 ----------  -------------------------  --------------  -------  ----------  ----------------------
AMERICAN FUNDS INTERNATIONAL FUND
2004  Lowest contract charges       355,702         $ 1.268031           $    451,041     1.30%       1.65%               17.78%
      Highest contract charges      354,898           7.870167              2,793,105     2.57%       2.60%               16.26%
      Remaining contract
      charges                     8,711,630         --                     79,739,908     --        --               --
2003  Lowest contract charges       208,459           1.076631                224,434     1.28%       3.10%               33.11%
      Highest contract charges       53,994           6.769614                365,518     1.62%       3.47%               33.99%
      Remaining contract
      charges                     5,321,839         --                     39,658,250     --        --               --
2002  Lowest contract charges       263,374           7.475572              1,968,869     1.40%       1.70%              (16.03)%
      Highest contract charges       53,685           5.140169                275,950     0.90%       2.26%               (2.92)%
      Remaining contract
      charges                     2,641,271         --                     13,696,250     --        --               --
2001  Lowest contract charges        80,272           8.902426                714,615     0.90%       0.32%              (16.49)%
      Highest contract charges      247,356           6.157966              1,523,207     1.66%       0.74%              (24.02)%
      Remaining contract
      charges                     1,185,261         --                      7,343,937     --        --               --
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
2004  Lowest contract charges        44,145           1.361722                 60,113     1.28%     --                    19.32%
      Highest contract charges       57,840           9.883142                571,644     2.58%     --                    17.78%
      Remaining contract
      charges                     2,726,105         --                     30,763,149     --        --               --
2003  Lowest contract charges       136,573          11.782892              1,609,229     1.39%       0.44%               51.40%
      Highest contract charges       14,240           8.391207                119,492     1.64%       0.08%               46.12%
      Remaining contract
      charges                     1,649,749         --                     14,927,804     --        --               --
2002  Lowest contract charges        68,860           7.782819                535,926     1.40%       0.70%              (20.18)%
      Highest contract charges       12,731           5.596339                 71,246     0.91%     --                    (5.33)%
      Remaining contract
      charges                       729,301         --                      4,110,294     --        --               --
2001  Lowest contract charges        23,884           9.750312                232,872     0.89%       0.64%               (8.93)%
      Highest contract charges       55,629           7.053114                392,358     1.62%       0.33%              (18.01)%
      Remaining contract
      charges                       269,874         --                      1,912,900     --        --               --
FRANKLIN SMALL CAP FUND
2004  Lowest contract charges       314,240           1.068933                335,901     1.29%     --                    10.04%
      Highest contract charges       85,472           6.809347                582,006     2.57%     --                     8.61%
      Remaining contract
      charges                     6,243,069         --                     50,917,790     --        --               --
2003  Lowest contract charges        95,725           0.971452                 92,992     1.28%     --                    35.48%
      Highest contract charges       68,641           6.269322                430,335     1.62%     --                    30.99%
      Remaining contract
      charges                     4,930,443         --                     35,544,806     --        --               --
2002  Lowest contract charges        13,217           0.717070                  9,478     0.96%       0.35%              (28.29)%
      Highest contract charges       61,901           4.677277                289,529     0.90%     --                    (1.39)%
      Remaining contract
      charges                     2,878,461         --                     14,793,421     --        --               --
2001  Lowest contract charges       164,036          11.700482              1,919,301     0.89%       0.07%               (7.17)%
      Highest contract charges      189,123           6.691001              1,265,419     1.63%       0.25%              (21.16)%
      Remaining contract
      charges                     1,027,814         --                      7,008,176     --        --               --

_____________________________________ SA-60 ____________________________________

                                                                                                 INVESTMENT
                                                       UNIT                CONTRACT     EXPENSE    INCOME            TOTAL
                                   UNITS           FAIR VALUE #         OWNERS' EQUITY  RATIO*    RATIO**          RETURN***
                                 ----------  -------------------------  --------------  -------  ----------  ----------------------
FRANKLIN STRATEGIC INCOME SECURITIES FUND
2004  Lowest contract charges        97,713         $ 1.325500           $    129,518     1.29%       4.17%                8.59%
      Highest contract charges       87,320          13.508186              1,179,531     2.56%       2.29%                7.19%
      Remaining contract
      charges                     5,538,524         --                     77,172,647     --        --               --
2003  Lowest contract charges       326,464          13.368091              4,364,199     1.40%       2.63%               18.68%
      Highest contract charges       40,472          12.601986                510,028     1.60%       0.13%                8.65%
      Remaining contract
      charges                     3,063,647         --                     39,282,747     --        --               --
2002  Lowest contract charges       180,195          11.263607              2,029,641     1.39%       0.05%                3.66%
      Highest contract charges       46,024          10.721323                493,437     0.90%     --                     7.93%
      Remaining contract
      charges                     1,289,738         --                     13,918,721     --        --               --
2001  Lowest contract charges        46,406          10.866369                504,265     0.91%       7.36%                1.08%
      Highest contract charges       83,375          10.405101                867,521     1.63%      13.29%               (0.96)%
      Remaining contract
      charges                       514,642         --                      5,373,440     --        --               --
MUTUAL SHARES SECURITIES FUND
2004  Lowest contract charges       238,827           1.173480                280,259     1.30%       0.78%               11.18%
      Highest contract charges      174,975          13.223137              2,313,716     2.57%       0.57%                9.74%
      Remaining contract
      charges                    10,858,987         --                    145,834,221     --        --               --
2003  Lowest contract charges       107,854           1.055500                113,840     1.30%       1.01%               23.53%
      Highest contract charges      158,853          12.049362              1,914,073     1.63%       0.16%               19.24%
      Remaining contract
      charges                     7,976,625         --                     97,317,549     --        --               --
2002  Lowest contract charges        57,085           0.854437                 48,775     0.94%     --                   (14.56)%
      Highest contract charges       85,643           9.858614                844,317     0.90%     --                    (2.86)%
      Remaining contract
      charges                     4,456,427         --                     44,275,902     --        --               --
2001  Lowest contract charges       315,610          11.547491              3,644,503     0.91%       0.39%               (1.70)%
      Highest contract charges      246,713          11.404650              2,813,678     1.64%       1.00%                0.10%
      Remaining contract
      charges                       839,615         --                      9,605,769     --        --               --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
2004  Lowest contract charges        27,359           1.677055                 45,882     1.29%       3.17%               23.22%
      Highest contract charges       22,441          13.265566                297,695     2.57%       0.78%               21.63%
      Remaining contract
      charges                     1,274,152         --                     17,017,223     --        --               --
2003  Lowest contract charges       150,240          10.480643              1,574,610     1.39%       0.79%               51.60%
      Highest contract charges        5,191          10.906370                 56,613     1.60%     --                    44.19%
      Remaining contract
      charges                       608,747         --                      6,597,380     --        --               --
2002  Lowest contract charges        65,290           6.913177                451,363     1.39%       2.32%               (1.35)%
      Highest contract charges        1,403           7.263821                 10,189     0.86%     --                    (0.71)%
      Remaining contract
      charges                       290,384         --                      2,112,215     --        --               --
2001  Lowest contract charges         9,029           7.008039                 63,275     0.91%     --                    (5.70)%
      Highest contract charges       14,256           7.407614                105,606     1.67%       1.90%              (16.77)%
      Remaining contract
      charges                        43,400         --                        321,495     --        --               --

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                                 INVESTMENT
                                                       UNIT                CONTRACT     EXPENSE    INCOME            TOTAL
                                   UNITS           FAIR VALUE #         OWNERS' EQUITY  RATIO*    RATIO**          RETURN***
                                 ----------  -------------------------  --------------  -------  ----------  ----------------------
TEMPLETON GROWTH SECURITIES FUND
2004  Lowest contract charges        20,693         $ 1.166563           $     24,140     1.30%       1.17%               14.53%
      Highest contract charges       71,355          11.523966                822,290     2.57%       1.07%               13.05%
      Remaining contract
      charges                     3,629,184         --                     43,226,341     --        --               --
2003  Lowest contract charges        20,232           1.018575                 20,607     1.26%     --                    30.43%
      Highest contract charges       44,570          10.193782                454,340     1.63%       0.02%               30.14%
      Remaining contract
      charges                     2,383,449         --                     24,825,655     --        --               --
2002  Lowest contract charges       163,728           8.311222              1,360,778     1.40%       2.36%              (19.62)%
      Highest contract charges       39,522           7.899306                312,195     0.91%     --                    (8.87)%
      Remaining contract
      charges                       902,661         --                      7,173,601     --        --               --
2001  Lowest contract charges        74,680          10.340363                772,223     0.90%       1.55%               (2.87)%
      Highest contract charges       66,029           9.886814                652,816     1.63%       1.42%               (3.68)%
      Remaining contract
      charges                       249,125         --                      2,475,980     --        --               --
MFS CAPITAL OPPORTUNITIES SERIES
2004  Lowest contract charges        41,892           0.983525                 41,202     1.30%       0.30%               11.01%
      Highest contract charges       10,498           6.142949                 64,490     2.59%       0.43%                9.58%
      Remaining contract
      charges                     1,460,226         --                      9,725,673     --        --               --
2003  Lowest contract charges        24,224           0.885965                 21,461     1.29%       0.19%               25.74%
      Highest contract charges        4,483           5.606041                 25,133     1.63%     --                    19.37%
      Remaining contract
      charges                     1,409,118         --                      8,394,396     --        --               --
2002  Lowest contract charges        11,669           0.704576                  8,222     0.96%     --                   (29.54)%
      Highest contract charges       13,993           4.506101                 63,056     0.91%     --                    (4.04)%
      Remaining contract
      charges                     1,224,035         --                      5,672,612     --        --               --
2001  Lowest contract charges       123,094           8.758679              1,078,138     0.92%     --                   (19.51)%
      Highest contract charges      263,714           6.538357              1,724,255     1.65%     --                   (30.71)%
      Remaining contract
      charges                       705,882         --                      4,643,973     --        --               --
MFS EMERGING GROWTH SERIES
2004  Lowest contract charges        13,538           0.993214                 13,446     1.30%     --                    11.50%
      Highest contract charges       53,385           4.850916                258,968     2.57%     --                    10.06%
      Remaining contract
      charges                     2,016,912         --                     10,589,885     --        --               --
2003  Lowest contract charges        11,368           0.890764                 10,126     1.30%     --                    28.55%
      Highest contract charges        5,293           4.407523                 23,327     1.63%     --                    19.01%
      Remaining contract
      charges                     1,970,921         --                      9,219,570     --        --               --
2002  Lowest contract charges        11,368           0.692952                  7,878     0.96%     --                   (30.71)%
      Highest contract charges       16,281           3.465490                 56,421     0.90%     --                    (5.14)%
      Remaining contract
      charges                     1,519,444         --                      5,416,506     --        --               --
2001  Lowest contract charges        52,345           8.018392                419,723     0.91%     --                   (18.33)%
      Highest contract charges      297,534           5.337510              1,588,092     1.64%     --                   (31.18)%
      Remaining contract
      charges                       898,922         --                      4,818,536     --        --               --

_____________________________________ SA-62 ____________________________________

                                                                                                 INVESTMENT
                                                       UNIT                CONTRACT     EXPENSE    INCOME            TOTAL
                                   UNITS           FAIR VALUE #         OWNERS' EQUITY  RATIO*    RATIO**          RETURN***
                                 ----------  -------------------------  --------------  -------  ----------  ----------------------
MFS INVESTORS GROWTH STOCK SERIES
2004  Lowest contract charges         6,406         $ 0.962851           $      6,168     1.30%     --                     7.78%
      Highest contract charges       11,018           6.035213                 66,497     2.58%     --                     6.38%
      Remaining contract
      charges                     1,365,644         --                      8,825,246     --        --               --
2003  Lowest contract charges        18,452           0.893385                 16,484     1.28%     --                    21.44%
      Highest contract charges       15,728           5.673119                 89,227     1.62%     --                    14.24%
      Remaining contract
      charges                     1,218,367         --                      7,391,624     --        --               --
2002  Lowest contract charges        73,111           5.943046                434,503     1.40%     --                   (28.54)%
      Highest contract charges       12,484           4.721818                 58,946     0.91%     --                    (5.97)%
      Remaining contract
      charges                       682,697         --                      3,255,502     --        --               --
2001  Lowest contract charges        68,237           8.316955                567,527     0.91%     --                   (14.27)%
      Highest contract charges       76,239           6.647555                506,803     1.67%       0.06%              (26.78)%
      Remaining contract
      charges                       439,147         --                      2,931,975     --        --               --
MFS INVESTORS TRUST SERIES
2004  Lowest contract charges        34,461           1.034845                 35,661     1.30%       0.61%                9.92%
      Highest contract charges       28,540           8.156435                232,783     2.53%       0.14%                8.50%
      Remaining contract
      charges                     2,599,565         --                     21,515,221     --        --               --
2003  Lowest contract charges        23,640           0.941477                 22,257     1.29%     --                    20.57%
      Highest contract charges        4,385           7.517602                 32,966     1.60%     --                    16.14%
      Remaining contract
      charges                     2,028,576         --                     15,413,211     --        --               --
2002  Lowest contract charges        85,908           6.336303                544,340     1.40%       0.62%              (22.06)%
      Highest contract charges        8,913           6.301877                 56,172     0.92%     --                    (3.92)%
      Remaining contract
      charges                     1,090,524         --                      6,914,722     --        --               --
2001  Lowest contract charges        59,473           8.130073                483,519     0.91%     --                   (11.48)%
      Highest contract charges       80,011           8.134396                650,842     1.66%       0.27%              (16.66)%
      Remaining contract
      charges                       558,379         --                      4,555,315     --        --               --
MFS TOTAL RETURN SERIES
2004  Lowest contract charges       275,820           1.153245                318,088     1.30%       1.64%                9.88%
      Highest contract charges      217,516          12.557976              2,731,557     2.57%       0.55%                8.47%
      Remaining contract
      charges                    16,087,509         --                    204,273,585     --        --               --
2003  Lowest contract charges       229,110           1.049521                240,456     1.29%       1.66%               14.82%
      Highest contract charges      149,925          11.577974              1,735,832     1.63%     --                    11.85%
      Remaining contract
      charges                    12,478,962         --                    145,922,447     --        --               --
2002  Lowest contract charges        53,636           0.914052                 49,026     0.94%     --                    (8.60)%
      Highest contract charges      111,922          10.191712              1,140,679     0.90%     --                     0.13%
      Remaining contract
      charges                     7,267,367         --                     74,490,608     --        --               --
2001  Lowest contract charges       458,834          10.970528              5,033,647     0.91%     --                    (2.04)%
      Highest contract charges      471,737          10.964006              5,172,132     1.64%       0.66%               (1.04)%
      Remaining contract
      charges                     1,575,675         --                     17,325,761     --        --               --

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                                 INVESTMENT
                                                       UNIT                CONTRACT     EXPENSE    INCOME            TOTAL
                                   UNITS           FAIR VALUE #         OWNERS' EQUITY  RATIO*    RATIO**          RETURN***
                                 ----------  -------------------------  --------------  -------  ----------  ----------------------
CORE PLUS FIXED INCOME
2004  Lowest contract charges       983,600         $ 1.130940           $  1,112,392     1.30%       4.53%                3.02%
      Highest contract charges       65,379          12.828577                838,716     2.57%       3.27%                1.69%
      Remaining contract
      charges                    10,689,087         --                    139,686,101     --        --               --
2003  Lowest contract charges       616,339           1.097784                676,607     1.30%       0.08%                3.29%
      Highest contract charges       35,596          12.615510                449,061     1.62%       0.03%                0.76%
      Remaining contract
      charges                    10,283,696         --                    131,172,611     --        --               --
2002  Lowest contract charges       678,621           1.062849                721,272     0.95%      11.51%                6.29%
      Highest contract charges       82,483          12.409220              1,023,545     0.89%      10.04%                2.60%
      Remaining contract
      charges                     8,483,980         --                    105,237,542     --        --               --
2001  Lowest contract charges     1,859,998          11.885531             22,107,065     1.37%       6.77%                7.80%
      Highest contract charges      256,447          11.795226              3,024,850     1.64%      10.10%                5.86%
      Remaining contract
      charges                     1,576,501         --                     18,313,456     --        --               --
EMERGING MARKETS DEBT
2004  Lowest contract charges        21,502           1.400388                 30,111     1.30%       6.93%                8.64%
      Highest contract charges        7,468          18.037236                134,699     2.58%       9.11%                7.24%
      Remaining contract
      charges                       666,984         --                     10,893,914     --        --               --
2003  Lowest contract charges        18,776           1.289007                 24,203     1.29%     --                    26.22%
      Highest contract charges        1,567          16.819741                 26,353     1.58%     --                    12.57%
      Remaining contract
      charges                       626,810         --                      9,410,696     --        --               --
2002  Lowest contract charges         2,144           1.021279                  2,190     0.97%      28.37%                2.13%
      Highest contract charges        2,284          13.541581                 30,929     0.88%      23.48%               13.28%
      Remaining contract
      charges                       423,432         --                      4,890,797     --        --               --
2001  Lowest contract charges       231,531          10.273568              2,378,649     1.38%       8.88%                8.57%
      Highest contract charges        5,129          12.648127                 64,877     1.62%      28.52%                5.34%
      Remaining contract
      charges                       113,197         --                      1,270,363     --        --               --
EMERGING MARKETS EQUITY
2004  Lowest contract charges        65,220           1.443391                 94,138     1.30%       0.66%               21.53%
      Highest contract charges        4,107          12.326618                 50,623     2.58%       0.92%               19.96%
      Remaining contract
      charges                     1,006,507         --                     12,426,261     --        --               --
2003  Lowest contract charges        60,294           1.187725                 71,613     1.29%     --                    47.74%
      Highest contract charges        2,982          10.275795                 30,647     1.58%     --                    47.97%
      Remaining contract
      charges                       944,839         --                      9,675,499     --        --               --
2002  Lowest contract charges         2,030           0.803939                  1,632     0.94%     --                   (19.61)%
      Highest contract charges          285           7.066470                  2,012     0.89%     --                    (5.16)%
      Remaining contract
      charges                       842,555         --                      5,875,155     --        --               --
2001  Lowest contract charges       534,972           7.973825              4,265,770     1.39%     --                    (7.79)%
      Highest contract charges       35,583           7.913133                281,573     1.65%     --                   (18.02)%
      Remaining contract
      charges                       236,888         --                      1,807,425     --        --               --

_____________________________________ SA-64 ____________________________________

                                                                                                 INVESTMENT
                                                       UNIT                CONTRACT     EXPENSE    INCOME            TOTAL
                                   UNITS           FAIR VALUE #         OWNERS' EQUITY  RATIO*    RATIO**          RETURN***
                                 ----------  -------------------------  --------------  -------  ----------  ----------------------
TECHNOLOGY
2004  Lowest contract charges       275,248         $ 2.437206           $    670,837     1.40%     --                    (3.01)%
      Highest contract charges        4,925           2.360626                 11,627     2.57%     --                    (4.17)%
      Remaining contract
      charges                     2,475,305         --                      5,931,487     --        --               --
2003  Lowest contract charges       329,918           2.512880                829,045     1.39%     --                    45.72%
      Highest contract charges       23,743           2.463323                 58,487     1.62%     --                    32.49%
      Remaining contract
      charges                     2,421,355         --                      6,013,518     --        --               --
2002  Lowest contract charges       136,583           1.724465                235,533     1.40%     --                   (49.68)%
      Highest contract charges       23,477           1.706889                 40,072     0.89%     --                    (4.78)%
      Remaining contract
      charges                     1,286,382         --                      2,205,274     --        --               --
2001  Lowest contract charges        86,657           3.426897                296,964     0.88%     --                   (26.91)%
      Highest contract charges      246,581           3.412337                841,419     1.64%     --                   (53.63)%
      Remaining contract
      charges                       897,586         --                      3,072,078     --        --               --
HIGH YIELD
2004  Lowest contract charges       140,656           1.267156                178,234     1.31%       4.67%                8.07%
      Highest contract charges       26,767          10.286162                275,333     2.58%       6.26%                6.68%
      Remaining contract
      charges                     3,320,017         --                     34,977,936     --        --               --
2003  Lowest contract charges       302,834           1.172526                355,081     1.29%     --                    24.09%
      Highest contract charges       11,011           9.642448                106,175     1.62%     --                    10.53%
      Remaining contract
      charges                     3,427,784         --                     33,604,831     --        --               --
2002  Lowest contract charges     1,291,815           8.015207             10,354,168     1.40%       8.83%               (8.56)%
      Highest contract charges        8,747           7.896291                 69,067     0.91%      23.66%                4.61%
      Remaining contract
      charges                     1,005,513         --                      7,883,968     --        --               --
2001  Lowest contract charges     1,528,797           8.765503             13,400,679     1.38%       9.17%               (5.80)%
      Highest contract charges       57,597           8.687139                500,353     1.66%      18.54%              (12.67)%
      Remaining contract
      charges                       663,801         --                      5,702,483     --        --               --
U.S. MID CAP VALUE
2004  Lowest contract charges       606,173           1.115456                676,159     1.29%       0.02%               13.11%
      Highest contract charges       63,047          14.846750                936,040     2.57%       0.02%               11.65%
      Remaining contract
      charges                     4,917,753         --                     68,259,547     --        --               --
2003  Lowest contract charges       263,114           0.986142                259,467     1.29%     --                    39.68%
      Highest contract charges       19,813          13.297342                263,456     1.60%     --                    33.23%
      Remaining contract
      charges                     4,347,956         --                     52,932,846     --        --               --
2002  Lowest contract charges       143,550           0.705987                101,345     0.93%     --                   (29.40)%
      Highest contract charges       45,716           9.673440                442,235     0.88%     --                    (4.12)%
      Remaining contract
      charges                     3,809,819         --                     32,797,555     --        --               --
2001  Lowest contract charges     2,193,446          12.492717             27,402,098     1.38%       0.12%               (4.50)%
      Highest contract charges      186,082          13.710758              2,551,329     1.64%       0.09%               (5.85)%
      Remaining contract
      charges                     1,096,191         --                     12,592,482     --        --               --

_____________________________________ SA-65 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                                 INVESTMENT
                                                       UNIT                CONTRACT     EXPENSE    INCOME            TOTAL
                                   UNITS           FAIR VALUE #         OWNERS' EQUITY  RATIO*    RATIO**          RETURN***
                                 ----------  -------------------------  --------------  -------  ----------  ----------------------
AMERICAN OPPORTUNITIES
2004  Lowest contract charges     5,742,549         $ 0.983629           $  5,648,538     1.30%       0.37%                6.90%
      Highest contract charges        8,090           6.206381                 50,212     2.59%       0.18%                5.19%
      Remaining contract
      charges                    13,996,404         --                    227,371,668     --        --               --
2003  Lowest contract charges     4,472,818           0.920177              4,115,785     1.29%       0.39%               19.01%
      Highest contract charges       27,890           5.900077                164,552     1.63%       0.02%               16.79%
      Remaining contract
      charges                    17,194,853         --                    273,164,339     --        --               --
2002  Lowest contract charges     1,533,557           0.773166              1,185,694     0.96%       0.35%              (22.68)%
      Highest contract charges      133,222           5.023876                669,289     0.90%     --                    (6.39)%
      Remaining contract
      charges                    18,076,856         --                    273,628,994     --        --               --
2001  Lowest contract charges    14,848,360          25.913246            384,769,205     1.39%       0.25%              (30.45)%
      Highest contract charges      618,014           6.548131              4,046,840     1.65%       0.20%              (26.45)%
      Remaining contract
      charges                     5,425,079         --                     55,741,244     --        --               --
BALANCED GROWTH
2004  Lowest contract charges     2,034,268           1.113625              2,265,411     1.30%       2.41%                9.50%
      Highest contract charges       43,393          11.846797                514,066     2.58%       2.51%                7.84%
      Remaining contract
      charges                     4,988,808         --                     86,398,590     --        --               --
2003  Lowest contract charges     1,265,740           1.017026              1,287,290     1.29%       2.78%               18.29%
      Highest contract charges        2,734          10.985273                 30,029     1.63%       1.91%               15.55%
      Remaining contract
      charges                     5,559,743         --                     91,762,173     --        --               --
2002  Lowest contract charges       525,300           0.859773                451,639     0.96%       2.98%              (14.02)%
      Highest contract charges       21,239           9.411947                199,897     0.90%       1.51%               (5.07)%
      Remaining contract
      charges                     5,489,272         --                     82,236,119     --        --               --
2001  Lowest contract charges     4,904,120          19.082940             93,585,020     1.38%       2.90%               (0.20)%
      Highest contract charges       97,513          10.868951              1,059,860     1.65%       3.21%               (2.22)%
      Remaining contract
      charges                       985,670         --                     12,844,042     --        --               --
CAPITAL OPPORTUNITIES
2004  Lowest contract charges       508,885           0.994021                505,842     1.30%     --                    21.01%
      Highest contract charges       26,501           3.530842                 93,573     2.58%     --                    19.27%
      Remaining contract
      charges                     5,532,055         --                     33,188,412     --        --               --
2003  Lowest contract charges       319,731           0.821432                262,637     1.29%     --                    39.81%
      Highest contract charges        8,877           2.960393                 26,280     1.70%     --                    28.07%
      Remaining contract
      charges                     6,094,246         --                     31,770,930     --        --               --
2002  Lowest contract charges        99,128           0.587529                 58,241     0.95%     --                   (41.25)%
      Highest contract charges       16,742           2.143832                 35,891     0.91%     --                    (7.84)%
      Remaining contract
      charges                     6,080,646         --                     24,991,592     --        --               --
2001  Lowest contract charges     4,083,146          10.110585             41,282,996     1.39%     --                   (37.28)%
      Highest contract charges      310,119           3.905754              1,211,247     1.64%     --                   (43.25)%
      Remaining contract
      charges                     2,684,217         --                     13,777,904     --        --               --

_____________________________________ SA-66 ____________________________________

                                                                                                 INVESTMENT
                                                       UNIT                CONTRACT     EXPENSE    INCOME            TOTAL
                                   UNITS           FAIR VALUE #         OWNERS' EQUITY  RATIO*    RATIO**          RETURN***
                                 ----------  -------------------------  --------------  -------  ----------  ----------------------
DEVELOPING GROWTH
2004  Lowest contract charges     1,329,229         $ 1.250444           $  1,662,127     1.30%     --                    20.73%
      Highest contract charges        2,901           7.285686                 21,134     2.56%     --                    18.82%
      Remaining contract
      charges                     2,852,600         --                     53,468,881     --        --               --
2003  Lowest contract charges     1,031,037           1.035726              1,067,872     1.29%     --                    39.58%
      Highest contract charges        5,023           6.131732                 30,800     1.63%     --                    28.47%
      Remaining contract
      charges                     3,221,371         --                     53,712,707     --        --               --
2002  Lowest contract charges       420,551           0.742048                312,069     0.95%     --                   (25.80)%
      Highest contract charges        4,803           4.447520                 21,361     0.90%     --                    (4.41)%
      Remaining contract
      charges                     3,205,803         --                     43,529,224     --        --               --
2001  Lowest contract charges     3,280,587          21.906440             71,865,972     1.39%       1.08%              (26.53)%
      Highest contract charges       53,853           6.298723                339,207     1.63%       1.09%              (27.57)%
      Remaining contract
      charges                       636,383         --                      7,252,513     --        --               --
FLEXIBLE INCOME
2004  Lowest contract charges       771,563           1.285868                992,128     1.29%       7.63%                5.62%
      Highest contract charges       15,675          10.852128                170,103     2.57%       6.31%                3.88%
      Remaining contract
      charges                     4,933,457         --                     61,312,429     --        --               --
2003  Lowest contract charges       356,373           1.217480                433,877     1.29%       5.22%               12.08%
      Highest contract charges        6,569          10.446908                 68,631     1.62%       3.55%                6.24%
      Remaining contract
      charges                     5,602,889         --                     67,481,098     --        --               --
2002  Lowest contract charges       185,498           1.086268                201,501     0.94%       4.57%                8.63%
      Highest contract charges       39,711           9.454279                375,436     0.90%       2.57%                4.86%
      Remaining contract
      charges                     5,752,962         --                     63,028,853     --        --               --
2001  Lowest contract charges     4,391,315          10.819035             47,509,795     1.38%       6.83%               (5.40)%
      Highest contract charges       53,380           8.881650                474,102     1.65%       7.33%               (7.68)%
      Remaining contract
      charges                       760,046         --                      6,884,794     --        --               --
DIVIDEND GROWTH
2004  Lowest contract charges     6,945,112           1.041591              7,233,966     1.30%       1.62%                6.89%
      Highest contract charges       43,862          10.922263                479,068     2.58%       1.88%                5.26%
      Remaining contract
      charges                    15,466,073         --                    319,436,384     --        --               --
2003  Lowest contract charges     5,455,551           0.974474              5,316,292     1.29%       2.04%               26.09%
      Highest contract charges       33,293          10.376439                345,465     1.62%       1.36%               21.20%
      Remaining contract
      charges                    17,611,528         --                    356,595,193     --        --               --
2002  Lowest contract charges     1,948,304           0.772873              1,505,792     0.97%       2.29%              (22.71)%
      Highest contract charges       70,501           8.334566                587,597     0.90%       1.33%               (8.29)%
      Remaining contract
      charges                    19,205,064         --                    328,317,572     --        --               --
2001  Lowest contract charges    18,308,841          23.859677            436,843,022     1.38%       1.76%               (6.76)%
      Highest contract charges      398,027          10.388078              4,134,731     1.65%       1.83%               (6.59)%
      Remaining contract
      charges                     3,125,620         --                     41,764,886     --        --               --

_____________________________________ SA-67 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                                 INVESTMENT
                                                       UNIT                CONTRACT     EXPENSE    INCOME            TOTAL
                                   UNITS           FAIR VALUE #         OWNERS' EQUITY  RATIO*    RATIO**          RETURN***
                                 ----------  -------------------------  --------------  -------  ----------  ----------------------
GLOBAL EQUITY
2004  Lowest contract charges     2,323,692         $ 1.125673           $  2,615,718     1.30%       0.25%                6.77%
      Highest contract charges       20,750           8.207970                170,319     2.58%       0.11%                5.13%
      Remaining contract
      charges                     4,525,620         --                     69,088,206     --        --               --
2003  Lowest contract charges     1,432,825           1.054284              1,510,605     1.29%       0.42%               32.98%
      Highest contract charges        1,796           7.807799                 14,025     1.63%       0.13%               26.95%
      Remaining contract
      charges                     5,395,570         --                     78,880,046     --        --               --
2002  Lowest contract charges       682,734           0.792836                541,296     0.96%       0.03%              (20.72)%
      Highest contract charges        8,377           5.951340                 49,855     0.90%     --                    (5.08)%
      Remaining contract
      charges                     6,110,552         --                     69,709,610     --        --               --
2001  Lowest contract charges     6,482,442          14.941594             96,858,011     1.39%       0.70%              (18.37)%
      Highest contract charges       83,727           7.365630                616,702     1.66%       0.77%              (19.24)%
      Remaining contract
      charges                       986,354         --                     10,309,386     --        --               --
GROWTH
2004  Lowest contract charges       704,230           0.977539                688,413     1.30%       0.22%                6.25%
      Highest contract charges       39,724           6.104294                242,487     2.54%       0.02%                4.63%
      Remaining contract
      charges                     3,339,723         --                     39,697,986     --        --               --
2003  Lowest contract charges       419,112           0.920058                385,607     1.29%       0.09%               25.27%
      Highest contract charges       11,935           5.834486                 69,637     1.62%     --                    16.44%
      Remaining contract
      charges                     3,234,039         --                     41,795,947     --        --               --
2002  Lowest contract charges       137,741           0.734475                101,167     0.96%     --                   (26.55)%
      Highest contract charges       10,803           4.719743                 50,988     0.91%     --                    (5.52)%
      Remaining contract
      charges                     3,437,089         --                     38,914,596     --        --               --
2001  Lowest contract charges     3,457,875          18.502265             63,978,517     1.39%     --                   (16.41)%
      Highest contract charges       70,042           6.689139                468,521     1.66%     --                   (20.81)%
      Remaining contract
      charges                       861,262         --                      9,277,863     --        --               --
MONEY MARKET
2004  Lowest contract charges       633,558           0.988854                626,496     1.29%       0.91%               (0.44)%
      Highest contract charges       15,700           9.867901                154,929     2.59%       0.94%               (1.97)%
      Remaining contract
      charges                     7,763,998         --                     90,791,693     --        --               --
2003  Lowest contract charges       480,685           0.993199                477,416     1.29%       0.61%               (0.66)%
      Highest contract charges       74,541          10.066503                750,367     1.36%       0.15%               (1.42)%
      Remaining contract
      charges                     9,751,999         --                    115,905,950     --        --               --
2002  Lowest contract charges       144,622           0.999777                144,589     0.97%       0.89%               (0.02)%
      Highest contract charges       75,284          10.266963                772,934     0.89%       0.33%               (0.53)%
      Remaining contract
      charges                    14,734,598         --                    176,223,152     --        --               --
2001  Lowest contract charges    10,194,730          12.972049            132,246,539     1.38%       3.60%                2.40%
      Highest contract charges      481,582          10.361149              4,989,745     1.65%       2.22%                1.38%
      Remaining contract
      charges                     5,277,251         --                     56,315,051     --        --               --

_____________________________________ SA-68 ____________________________________

                                                                                                 INVESTMENT
                                                       UNIT                CONTRACT     EXPENSE    INCOME            TOTAL
                                   UNITS           FAIR VALUE #         OWNERS' EQUITY  RATIO*    RATIO**          RETURN***
                                 ----------  -------------------------  --------------  -------  ----------  ----------------------
UTILITIES
2004  Lowest contract charges     1,160,935         $ 1.173772           $  1,362,673     1.30%       2.34%               22.83%
      Highest contract charges       16,771           7.424930                124,523     2.58%       2.31%               20.97%
      Remaining contract
      charges                     4,351,463         --                     70,258,536     --        --               --
2003  Lowest contract charges       752,912           0.955583                719,470     1.29%       2.75%               18.92%
      Highest contract charges        8,195           6.138064                 50,301     1.63%       2.12%               14.23%
      Remaining contract
      charges                     5,067,721         --                     69,671,835     --        --               --
2002  Lowest contract charges       354,156           0.803557                284,584     0.96%       4.20%              (19.64)%
      Highest contract charges       12,295           5.228893                 64,287     0.90%       2.28%               (0.12)%
      Remaining contract
      charges                     5,731,538         --                     70,520,066     --        --               --
2001  Lowest contract charges     4,829,359          20.532656             99,159,572     1.39%       2.14%              (26.55)%
      Highest contract charges      207,289           6.716823              1,392,325     1.65%       2.67%              (27.52)%
      Remaining contract
      charges                     1,995,845         --                     18,497,509     --        --               --
EQUALLY WEIGHTED S&P 500
2004  Lowest contract charges     2,942,136           1.235637              3,635,413     1.30%       0.82%               15.14%
      Highest contract charges       95,261          13.138524              1,251,585     2.57%       0.65%               13.35%
      Remaining contract
      charges                     9,036,144         --                    184,356,586     --        --               --
2003  Lowest contract charges     1,854,100           1.073160              1,989,746     1.29%       1.08%               35.38%
      Highest contract charges       19,319          11.591249                223,928     1.61%       0.30%               29.71%
      Remaining contract
      charges                     7,958,810         --                    157,451,849     --        --               --
2002  Lowest contract charges       791,613           0.792734                627,539     0.97%       0.87%              (20.73)%
      Highest contract charges       79,930           8.671603                693,117     0.90%     --                    (3.49)%
      Remaining contract
      charges                     7,040,137         --                    116,551,334     --        --               --
2001  Lowest contract charges     5,948,455          23.458092            139,539,403     1.38%       0.91%               (3.20)%
      Highest contract charges      173,379          10.557970              1,830,534     1.65%       0.75%               (4.61)%
      Remaining contract
      charges                     1,068,322         --                     14,873,436     --        --               --
SMALL COMPANY GROWTH PORTFOLIO
2004  Lowest contract charges         5,503          11.241435                 61,863     1.08%     --                    12.41%
      Highest contract charges       20,510          11.148935                228,666     1.92%     --                    11.49%
      Remaining contract
      charges                       230,988         --                      2,584,365     --        --               --
GLOBAL FRANCHISE
2004  Lowest contract charges        38,080          13.590845                517,536     1.49%       0.22%               11.09%
      Highest contract charges       24,431          13.357186                326,324     2.56%       0.26%                9.88%
      Remaining contract
      charges                       828,589         --                     11,157,148     --        --               --
2003  Lowest contract charges        11,776          12.234140                144,069     0.98%     --                    22.34%
      Highest contract charges       15,608          12.156794                189,739     1.62%     --                    21.57%
      Remaining contract
      charges                       269,786         --                      3,290,389     --        --               --
EQUITY AND INCOME
2004  Lowest contract charges       243,954          12.750251              3,110,468     1.49%     --                     9.86%
      Highest contract charges       23,098          12.531003                289,444     2.57%     --                     8.66%
      Remaining contract
      charges                     1,514,545         --                     19,145,651     --        --               --
2003  Lowest contract charges       115,900          11.606186              1,345,159     0.99%       0.89%               16.06%
      Highest contract charges        3,846          11.532775                 44,358     1.61%       1.01%               15.33%
      Remaining contract
      charges                       587,167         --                      6,794,459     --        --               --

_____________________________________ SA-69 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                                 INVESTMENT
                                                       UNIT                CONTRACT     EXPENSE    INCOME            TOTAL
                                   UNITS           FAIR VALUE #         OWNERS' EQUITY  RATIO*    RATIO**          RETURN***
                                 ----------  -------------------------  --------------  -------  ----------  ----------------------
ENTERPRISE
2004  Lowest contract charges       221,405         $ 0.929417           $    205,777     1.30%       0.33%                2.71%
      Highest contract charges       10,454           5.282739                 55,225     2.55%     --                     1.13%
      Remaining contract
      charges                     2,472,991         --                     16,710,009     --        --               --
2003  Lowest contract charges       163,502           0.904917                147,956     1.29%       0.25%               24.25%
      Highest contract charges        2,894           5.223695                 15,117     1.63%     --                    18.08%
      Remaining contract
      charges                     2,904,258         --                     19,319,847     --        --               --
2002  Lowest contract charges        19,241           0.728287                 14,013     0.93%     --                   (27.17)%
      Highest contract charges       10,202           4.255714                 43,417     0.91%     --                    (7.54)%
      Remaining contract
      charges                     2,939,779         --                     16,178,105     --        --               --
2001  Lowest contract charges     2,232,828           8.731900             19,496,829     1.39%       0.21%              (21.53)%
      Highest contract charges      153,524           6.165054                946,486     1.65%     --                   (22.60)%
      Remaining contract
      charges                     1,046,116         --                      7,781,347     --        --               --
GROWTH AND INCOME
2004  Lowest contract charges       856,406           1.156077                990,071     1.29%       0.73%               12.90%
      Highest contract charges      148,989          13.460455              2,005,455     2.56%       0.10%               11.19%
      Remaining contract
      charges                     8,473,137         --                    114,156,936     --        --               --
2003  Lowest contract charges       433,350           1.023978                443,741     1.29%       0.32%               26.38%
      Highest contract charges       68,068          12.105660                824,002     1.62%     --                    23.45%
      Remaining contract
      charges                     5,653,768         --                     67,797,744     --        --               --
2002  Lowest contract charges        73,132           0.810255                 59,255     0.94%     --                   (18.98)%
      Highest contract charges       33,519           9.708418                325,414     0.89%     --                    (3.43)%
      Remaining contract
      charges                     2,249,826         --                     21,168,976     --        --               --
2001  Lowest contract charges     1,184,624          10.734306             12,716,117     1.38%       1.92%               (0.33)%
      Highest contract charges          186          11.032691                  2,055     1.50%     --                    (0.21)%
      Remaining contract
      charges                       448,011         --                      5,006,001     --        --               --
COMSTOCK
2004  Lowest contract charges       150,900          14.484780              2,185,754     1.49%       0.62%               15.68%
      Highest contract charges      264,888          14.235396              3,770,787     2.57%       0.08%               14.42%
      Remaining contract
      charges                     4,596,310         --                     65,939,052     --        --               --
2003  Lowest contract charges        58,020          12.521462                726,498     0.99%     --                    25.22%
      Highest contract charges      102,532          12.441971              1,275,699     1.61%     --                    24.42%
      Remaining contract
      charges                     1,382,564         --                     17,253,703     --        --               --
EMERGING GROWTH
2004  Lowest contract charges        19,797          12.456970                246,614     1.50%     --                     5.19%
      Highest contract charges       16,920          12.242380                207,146     2.57%     --                     4.04%
      Remaining contract
      charges                       316,839         --                      3,910,140     --        --               --
2003  Lowest contract charges         9,129          11.842633                108,109     1.00%     --                    18.43%
      Highest contract charges       12,343          11.767380                145,245     1.60%     --                    17.67%
      Remaining contract
      charges                       132,713         --                      1,566,312     --        --               --
AGGRESSIVE GROWTH PORTFOLIO
2004  Lowest contract charges         1,412          10.774757                 15,210     1.10%     --                     7.75%
      Highest contract charges        1,316          10.686077                 14,061     1.93%     --                     6.86%
      Remaining contract
      charges                        46,093         --                        494,078     --        --               --

_____________________________________ SA-70 ____________________________________

                                                                                                 INVESTMENT
                                                       UNIT                CONTRACT     EXPENSE    INCOME            TOTAL
                                   UNITS           FAIR VALUE #         OWNERS' EQUITY  RATIO*    RATIO**          RETURN***
                                 ----------  -------------------------  --------------  -------  ----------  ----------------------
GOVERNMENT PORTFOLIO
2004  Lowest contract charges         4,685         $10.074295           $     47,197     0.33%     --                     0.37%
      Highest contract charges       29,645           9.996370                296,342     1.91%     --                    (0.04)%
      Remaining contract
      charges                       455,462         --                      4,568,181     --        --               --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

  #  Rounded unit values.

_____________________________________ SA-71 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

    Summary of the Account's expense charges, including Mortality and Expense risk charges, Administrative charges, Riders (if applicable) and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all policies contained within the Account.

    MORTALITY AND EXPENSE RISK CHARGES:

    The Company, will make certain deductions ranging from 1.25% to 1.60% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

    ADMINISTRATIVE CHARGES:

    The Company, will make certain deductions ranging from 0.15% to 0.20% of the contract's value for administrative services provided by the Company.

    These charges are a reduction in unit values.

    RIDERS:

    The Company will make certain deductions for various Rider charges, such as MAV/EPB Death Benefit Charge, Principal First Charge, Principal First Preferred Charge, Optional Death Benefit Charge and Earnings Protection Benefit Charge.

    These deductions range from 0.15% to 0.85%.

    These charges are a reduction in unit values.

    ANNUAL MAINTENANCE FEE:

    An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are redemption of units.

_____________________________________ SA-72 ____________________________________

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT
FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2004 and 2003 and for the Years Ended December 31, 2004, 2003 and 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS
                                  -----------

                                                              Page:
                                                              -----
Independent Auditors' Report                                   F-2

Financial Statements (Statutory Basis):

    Admitted Assets, Liabilities and Surplus                   F-3

    Statements of Operations                                   F-4

    Statements of Changes in Capital and Surplus               F-5

    Statements of Cash Flows                                   F-6

    Notes to Financial Statements                              F-7

                          INDEPENDENT AUDITORS' REPORT
                     -------------------------------------

To the Board of Directors
of Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory basis statements of admitted assets, liabilities and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related statutory basis statements of operations, changes in capital and surplus and of cash flows for the years ended December 31, 2004, 2003 and 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2004 or 2003, or the results of its operations or its cash flows for the years ended
December 31, 2004, 2003 or 2002.

However, in our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for the years ended December 31, 2004, 2003 and 2002, on the basis of accounting described in Note 2.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 29, 2005

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                   AS OF DECEMBER 31,
-------------------------------------------------------------------------------------------
                                                                 2004              2003
-------------------------------------------------------------------------------------------
ADMITTED ASSETS
  Bonds                                                       $ 5,386,024       $ 5,639,213
  Common and Preferred Stocks                                      11,255            11,194
  Mortgage Loans                                                   69,626            95,737
  Real Estate                                                      26,116            25,360
  Policy Loans                                                    310,520           294,714
  Cash and Short-Term Investments                                 431,418           392,494
  Other Invested Assets                                             2,242            22,743
-------------------------------------------------------------------------------------------
                              TOTAL CASH AND INVESTED ASSETS    6,237,201         6,481,455
-------------------------------------------------------------------------------------------
  Investment Income Due and Accrued                                64,387            69,221
  Federal Income Taxes Recoverable                                 63,729            54,470
  Deferred Tax Asset                                               97,105            55,301
  Other Assets                                                    378,495           290,043
  Separate Account Assets                                      62,885,610        52,234,564
-------------------------------------------------------------------------------------------
                                       TOTAL ADMITTED ASSETS  $69,726,527       $59,185,054
-------------------------------------------------------------------------------------------
LIABILITIES
  Aggregate Reserves for Life and Accident and Health
   Policies                                                   $ 6,161,030       $ 6,421,474
  Liability for Deposit Type Contracts                            121,745           100,128
  Policy and Contract Claim Liabilities                            26,880            27,834
  Asset Valuation Reserve                                          30,117            16,542
  Payable to Affiliates                                            37,479            29,702
  Accrued Expense Allowances and Other Amounts Due From
   Separate Accounts                                           (1,904,315)       (1,741,278)
  Other Liabilities                                             1,059,989         1,052,307
  Separate Account Liabilities                                 62,885,610        52,234,564
-------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES   68,418,535        58,141,273
-------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS
  Common Stock -- 3,000 Shares Authorized, 2,000 Shares
   Issued and Outstanding                                           2,500             2,500
  Gross Paid-In and Contributed Surplus                         1,371,883         1,371,883
  Unassigned Funds                                                (66,391)         (330,602)
-------------------------------------------------------------------------------------------
                                   TOTAL CAPITAL AND SURPLUS    1,307,992         1,043,781
-------------------------------------------------------------------------------------------
                      TOTAL LIABILITIES, CAPITAL AND SURPLUS  $69,726,527       $59,185,054
-------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                    FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------
                                                                2004              2003             2002
-----------------------------------------------------------------------------------------------------------
REVENUES
  Premiums and Annuity Considerations                        $11,619,788       $12,115,706      $ 4,626,830
  Considerations for Supplementary Contracts with Life
   Contingencies                                                     962              360               123
  Net Investment Income                                          324,681          330,741           241,414
  Commissions and Expense Allowances on Reinsurance Ceded         73,944           62,762           197,594
  Reserve Adjustment on Reinsurance Ceded                     (1,155,122)        (911,456)        3,403,682
  Fee Income                                                   1,200,281          963,407           829,267
  Other Revenues                                                  84,658           33,435            10,367
-----------------------------------------------------------------------------------------------------------
                                              TOTAL REVENUES  12,149,192       12,594,955         9,309,277
-----------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
  Death and Annuity Benefits                                     255,803          231,390           215,874
  Disability and Other Benefits                                   13,235           11,998            11,926
  Surrenders and Other Fund Withdrawals                        5,435,091        4,378,823         4,743,944
  Commissions                                                    821,925          753,838           583,605
  (Decrease) Increase in Aggregate Reserves for Life and
   Accident and Health Policies                                 (260,443)         290,135         1,785,002
  General Insurance Expenses                                     448,862          431,698           341,349
  Net Transfers to Separate Accounts                           5,647,980        6,601,021         2,298,625
  Modified Coinsurance Adjustment on Reinsurance Assumed        (441,048)        (420,032)         (522,245)
  Other Expenses                                                  43,678           38,492            22,715
-----------------------------------------------------------------------------------------------------------
                                 TOTAL BENEFITS AND EXPENSES  11,965,083       12,317,363         9,480,795
-----------------------------------------------------------------------------------------------------------
  Net Gain (Loss) from Operations Before Federal Income Tax
   (Benefit) Expense                                             184,109          277,592          (171,518)
  Federal Income Tax (Benefit) Expense                           (87,470)         (19,953)           28,712
-----------------------------------------------------------------------------------------------------------
                             NET GAIN (LOSS) FROM OPERATIONS     271,579          297,545          (200,230)
-----------------------------------------------------------------------------------------------------------
  Net Realized Capital Losses, after tax                         (14,900)         (22,713)          (56,843)
-----------------------------------------------------------------------------------------------------------
                                           NET INCOME (LOSS) $   256,679       $  274,832       $  (257,073)
-----------------------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                   FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------
                                                                 2004             2003            2002
---------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED
 AND OUTSTANDING
---------------------------------------------------------------------------------------------------------
  Balance, Beginning and End of Year                          $    2,500       $    2,500       $   2,500
---------------------------------------------------------------------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
---------------------------------------------------------------------------------------------------------
  Beginning of Year                                            1,371,883        1,221,883         986,883
  Capital Contribution                                                --          150,000         235,000
---------------------------------------------------------------------------------------------------------
                                        BALANCE, END OF YEAR   1,371,883        1,371,883       1,221,883
---------------------------------------------------------------------------------------------------------
UNASSIGNED FUNDS
  Balance, Beginning of Year                                    (330,602)        (636,114)       (318,168)

  Net Income                                                     256,679          274,832        (257,073)
  Change in Net Unrealized Capital Losses on Common Stocks
   and Other Invested Assets                                     (13,371)          (4,797)         (4,421)
  Change in Net Deferred Income Tax                               51,589          (28,483)        191,399
  Change in Asset Valuation Reserve                              (13,575)         (16,272)           (270)
  Change in Non-Admitted Assets                                  (16,965)          43,187        (210,628)
  Change in Liability for Reinsurance in Unauthorized
   Companies                                                        (146)          36,880         (36,953)
  Cummulative Effect of Change in Accounting Principles               --              165              --
---------------------------------------------------------------------------------------------------------
                                        BALANCE, END OF YEAR     (66,391)        (330,602)       (636,114)
---------------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS,
---------------------------------------------------------------------------------------------------------
  End of Year                                                 $1,307,992       $1,043,781       $ 588,269
---------------------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                 FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------
                                                                 2004          2003          2002
-----------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations                         $11,608,790   $12,116,359   $ 4,627,995
  Net Investment Income                                           370,945       373,648       242,062
  Miscellaneous Income                                            196,120       142,119     4,436,314
-----------------------------------------------------------------------------------------------------
    Total Income                                               12,175,855    12,632,126     9,306,371
-----------------------------------------------------------------------------------------------------
  Benefits Paid                                                 5,699,783     4,611,634     4,795,021
  Federal Income Tax (Recoveries) Payments                        (54,729)       23,421      (108,177)
  Net Transfers to Separate Accounts                            5,811,016     7,114,314     2,040,883
  Other Expenses                                                  905,742       537,701       445,677
-----------------------------------------------------------------------------------------------------
    Total Benefits and Expenses                                12,361,812    12,287,070     7,173,404
-----------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES     (185,957)      345,056     2,132,967
-----------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD AND MATURED
  Bonds                                                         1,584,991     2,323,921     1,623,364
  Common and Preferred Stocks                                       1,767         4,031            35
  Mortgage Loans                                                   25,752        41,395        42,133
  Other                                                            35,227        12,347       134,912
-----------------------------------------------------------------------------------------------------
    Total Investment Proceeds                                   1,647,737     2,381,694     1,800,444
-----------------------------------------------------------------------------------------------------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                                         1,351,838     3,068,077     3,956,463
  Common and Preferred Stocks                                       2,473         4,814           842
  Mortgage Loans                                                       --            --           225
  Real Estate                                                       1,482           722         1,292
  Other                                                             3,275       169,520            --
-----------------------------------------------------------------------------------------------------
    Total Investments Acquired                                  1,359,068     3,243,133     3,958,822
-----------------------------------------------------------------------------------------------------
  Net Increase in Policy Loans                                     15,806        27,958        16,536
-----------------------------------------------------------------------------------------------------
        NET CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES      272,863      (889,397)   (2,174,914)
-----------------------------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                                                 --       150,000       235,000
  Net Other Cash (Used) Provided                                  (47,982)      301,810      (129,792)
-----------------------------------------------------------------------------------------------------
               NET CASH (USED FOR) PROVIDED BY FINANCING AND
                                    MISCELLANEOUS ACTIVITIES      (47,982)      451,810       105,208
-----------------------------------------------------------------------------------------------------
  Net increase (decrease) in cash and short-term investments       38,924       (92,531)       63,261
  Cash and Short-Term Investments, Beginning of Year              392,494       485,025       421,764
-----------------------------------------------------------------------------------------------------
                CASH AND SHORT-TERM INVESTMENTS, END OF YEAR  $   431,418   $   392,494   $   485,025
-----------------------------------------------------------------------------------------------------
Note: Supplemental disclosures of cash flow information for
 non-cash transactions:
  Common and Preferred stock acquired in satisfaction of
   debt                                                             2,173         2,885           323

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

Current prescribed statutory accounting practices include the adoption of the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL, effective January 1, 2001, as well as current state laws and regulations. A difference prescribed by Connecticut state law allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. The effects of this treaty are discussed in
Note 5.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at market value;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The

    Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity, as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as changes in unrealized gains or losses in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/ tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in statutory financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2004              2003              2002
                                                                -----------------------------------------------
GAAP Net Income                                                 $   450,396       $   281,211       $   191,548
Deferral and amortization of policy acquisition costs,
 net                                                               (389,629)         (501,010)         (337,657)
Change in unearned revenue reserve                                  108,301            12,367            71,208
Deferred taxes                                                       43,719            43,304           (50,834)
Separate account expense allowance                                  168,013           511,608          (279,761)
Benefit reserve adjustment                                          (14,581)           69,470           190,796
Prepaid reinsurance premium                                          (9,068)          (11,809)           (8,564)
Administrative fees                                                 (60,183)          (48,072)               --
Reinsurance                                                          (9,123)          (54,276)               --
Dividends received from affiliates                                    2,000             9,000                --
Sales inducements                                                   (58,330)          (47,454)          (35,600)
Cumulative effect of GAAP accounting changes                         31,151                --                --
Other, net                                                           (5,987)           10,493             1,791
                                                                -----------------------------------------------
                            STATUTORY NET INCOME (LOSS)         $   256,679       $   274,832       $  (257,073)
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 3,332,247       $ 2,900,964       $ 2,242,347
Deferred policy acquisition costs                                (4,164,021)       (3,755,461)       (3,289,010)
Unearned revenue reserve                                            408,737           327,144           297,759
Deferred taxes                                                      481,245           422,680           341,130
Separate account expense allowance                                1,920,061         1,755,474         1,243,867
Unrealized (gains) losses on investments                           (226,613)         (259,293)         (178,951)
Benefit reserve adjustment                                          281,742           208,213           300,515
Asset valuation reserve                                             (30,117)          (16,542)             (270)
Interest maintenance reserve                                        (28,254)          (29,314)          (25,702)
Prepaid reinsurance premium                                         (47,089)          (38,052)          (26,243)
Goodwill                                                           (170,100)         (170,100)         (170,100)
Reinsurance ceded                                                  (200,222)         (108,922)         (189,436)
Administrative fees                                                (290,061)         (229,878)               --
Other, net                                                           40,437            36,868            42,363
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $ 1,307,992       $ 1,043,781       $   588,269
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 9.25% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half ( 1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2004 and 2003, the Company had $4,126,520 and $2,222,511,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2004 and 2003 totaled $14,170 and $9,533, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2004 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,206         0.0%
At book value, less current surrender charge of 5% or more             1,157,626         1.9%
At market value                                                       58,449,078        92.8%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          59,608,910        94.7%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          3,093,812         4.9%
Not subject to discretionary withdrawal:                                 256,644         0.4%
                                                                     -----------------------
                                                TOTAL, GROSS          62,959,366       100.0%
Reinsurance ceded                                                        200,000         N/A
                                                                     -----------------------
                                                  TOTAL, NET         $62,759,366         N/A
                                                                     -----------------------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the appropriate SVO published value. Short-term investments are stated at amortized cost, which approximates fair value. Preferred stocks are stated at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans are stated at the aggregate carrying value less accrued interest, which is typically the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value. Interests in joint ventures, partnerships and limited liability companies are reported based on the underlying GAAP equity of the investee.

The Company's accounting policy requires that a decline in the value of a bond or equity security that is not subject to Statement of Statutory Accounting Principle No. 43 LOANED-BACKED AND STRUCTURED SECURITIES ("SSAP 43") below its amortized cost basis be assessed to determine if the decline is other than temporary. If the decline in value of a bond or equity security is other than temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost prior to the expected date of sale. The fair value of the other than temporarily impaired investment becomes its new cost basis.

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, are subjected to an enhanced analysis on a quarterly basis. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP 43 is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost,
(b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for further other than temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP 43, requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of its security are less than its book value then an other than temporary impairment charge is recognized equal to the difference between the book value and estimated undiscounted cash flows of the security. The total estimated undiscounted cash flows of the impaired investment becomes its new cost basis.

Investment income consists primarily of interest and dividends. Interest income from bonds and mortgage loans including any associated premium or discount is accrued on a constant effective yield basis. The accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. The effective yield for fixed rate and variable rate loan backed securities due to new prepayment assumptions are revalued on a retrospective and prospective basis, respectively. The new prepayment assumptions are primarily obtained from broker dealer survey values or internal estimates. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Interest only and other than temporarily impaired loan backed securities are valued using the prospective method. In 2004, 2003 and 2002, the Company changed from the retrospective to prospective methodology due to negative yields on specific loan-backed securities that were impaired totaling $4,140, $0 and $0, respectively, with an income impact of $29, $0 and $0, respectively. Dividends are recorded as earned at the ex-dividend date.

Due and accrued investment income with amounts over 90 days past due is non-admitted. The total amount of investment income due and accrued non-admitted and written off through net investment income at December 31, 2004 and 2003 was $2,067 and $2,297, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), replication, income generation, or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles No. 86, "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING INCOME GENERATION AND REPLICATION (SYNTHETIC ASSETS) TRANSACTIONS" ("SSAP 86"). The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the admitted assets, liabilities and surplus statement as a derivative asset or liability, respectively, and amortized through net investment income over the life of the hedged item. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative asset or liability, respectively, and amortized through net investment income over the life of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative liability and amortized through net investment income over the life of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and risk management activities receive fair value accounting. The derivatives are carried on the admitted assets, liabilities and surplus statement at fair value and the changes in fair value are recorded in capital and surplus as unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $30,117 and $16,542 as of December 31, 2004 and 2003, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. IMR is included as a component of Other Liabilities on the admitted assets, liabilities and surplus statement. The IMR balances as of December 31, 2004 and 2003 were $28,254 and $29,314, respectively. The net capital gains captured in the IMR in 2004, 2003 and 2002 were $6,582, $9,641 and $5,078, respectively. The amount of expense amortized from the IMR in 2004, 2003 and 2002 included in the Company's Statements of Operations, was $7,642, $6,029 and $4,823, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

ADOPTION OF NEW ACCOUNTING STANDARD

The Company adopted SSAP 86 "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING, INCOME GENERATION, AND REPLICATION (SYNTHETIC ASSET) TRANSACTIONS" on
January 1, 2003. SSAP 86 requires that derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge shall be valued and reported in a manner that is consistent with the hedged asset or liability. SSAP 86 also requires that derivative instruments used in hedging transactions that do not meet the criteria of an effective hedge shall be accounted for at fair value and the changes in fair value shall be recorded in capital and surplus as unrealized capital gains and losses. The Company elected to apply this statement to all derivative instruments to which the Company was a party to as of January 1, 2003. As a result, the Company recorded $254 before tax, due to the change in accounting principle adjustment which increased unassigned surplus.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

SSAP 88--INVESTMENTS IN SUBSIDIARY, CONTROLLED AND AFFILIATED ENTITIES ("SSAP 88"), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task Force during 2004. SSAP 88 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It is effective on January 1, 2005, and is not expected to have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                     2004           2003           2002
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $294,245       $290,212       $207,585
Interest income from policy loans                                    18,432         18,620         18,947
Interest and dividends from other investments                        17,497         26,071         18,478
                                                                   --------------------------------------
Gross investment income                                             330,174        334,903        245,010
Less: investment expenses                                             5,493          4,162          3,596
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $324,681       $330,741       $241,414
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS ON BONDS AND SHORT-TERM
INVESTMENTS

                                                                     2004           2003           2002
                                                                   --------------------------------------
Gross unrealized capital gains                                     $236,408       $176,924       $117,032
Gross unrealized capital losses                                     (14,758)        (8,996)       (32,336)
                                                                   --------------------------------------
Net unrealized capital gains                                        221,650        167,928         84,696
Balance, beginning of year                                          167,928         84,696            (78)
                                                                   --------------------------------------
             CHANGE IN NET UNREALIZED CAPITAL GAINS ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $ 53,722       $ 83,232       $ 84,774
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS

                                                                     2004           2003           2002
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    558       $    376       $    185
Gross unrealized capital losses                                     (31,533)       (30,877)       (23,137)
                                                                   --------------------------------------
Net unrealized capital losses                                       (30,975)       (30,501)       (22,952)
Balance, beginning of year                                          (30,501)       (22,952)       (22,793)
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS       $   (474)      $ (7,549)      $   (159)
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL LOSSES

                                                                     2004           2003           2002
                                                                   --------------------------------------
Bonds and short-term investments                                   $ 21,229       $ 12,602       $(28,561)
Common stocks                                                          (266)           657           (149)
Other invested assets                                                (5,798)        (4,393)            (2)
                                                                   --------------------------------------
Realized capital gains (losses)                                      15,165          8,866        (28,712)
Capital gains tax (benefit)                                          23,483         21,938         23,053
                                                                   --------------------------------------
Net realized capital losses, after tax                               (8,318)       (13,072)       (51,765)
Less: amounts transferred to IMR                                      6,582          9,641          5,078
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(14,900)      $(22,713)      $(56,843)
                                                                   --------------------------------------

Sales of bonds and short-term investments for the years ended December 31, 2004, 2003 and 2002 resulted in proceeds of $1,868,164, $2,523,341 and $1,691,422, gross realized capital gains of $25,465, $23,090 and $15,257, and gross realized capital losses of $2,900, $6,150 and $9,998, respectively, before transfers to the IMR. Sales of common and preferred stocks for the years ended December 31, 2004, 2003 and 2002 resulted in proceeds of $1,814, $4,031 and $35, gross realized capital gains of $50, $715 and $0, and gross realized capital losses of $314, $5 and $7, respectively.

(e) INVESTMENTS--DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs or to enter into income generation and replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), income generation, replication or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles No. 86, "Accounting for Derivative Instruments and Hedging Income Generation and Replication (Synthetic Assets) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Interest rate swaps and total return swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There is also periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value and fair value of derivative instruments used during the year are disclosed in the strategy discussions below. During the year 2004 and 2003, the Company did not transact in or hold any position related to net investment hedges in a foreign operation, replication transactions or income generating transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2004 and 2003 were $1,455,253 and $1,163,355, respectively. The fair value of derivative instruments are based upon either independent market quotations for exchange traded derivative contracts, independent third party pricing sources or widely accepted pricing valuation models which utilize independent third party data as inputs for over the counter derivatives. The fair value of derivative instruments at December 31, 2004 and 2003 were $(29,914) and $820, respectively.

CASH-FLOW HEDGES

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2004 and 2003, interest rate swaps used in cash flow hedge relationships had a notional value of $220,000 and $70,000, respectively, and a fair value of $(604) and $3,684, respectively.

Foreign currency swaps: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2004 and 2003 foreign currency swaps used in cash flow hedge relationships had a notional value of $129,492 and $76,855, respectively, and a fair value of $(24,927) and $(10,282), respectively.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaptions: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2004 and 2003 interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $1,016,000 and a fair value of $1,189 and $6,884, respectively. As of December 31, 2004 and 2003 the average fair value for interest rate caps and swaptions was $3,619 and $7,481, respectively in asset value. There were no realized gains and losses during the years 2004, 2003 and 2002.

Credit default and total return swaps: The Company enters into swap agreements in which the Company assumes credit exposure from an individual entity, referenced index or asset pool. As of December 31, 2004 and 2003 total return swaps had a notional value of $40,000 and $0, respectively, and a fair value of $122 and $0, respectively. As of December 31, 2004 and 2003 the average fair value for credit default and total return swaps was $26 and $0, respectively in asset value. For the year ended December 31, 2004 credit derivatives reported a gain of $28 in realized capital gains and losses. There were no realized gains and losses during the year 2003.

Foreign currency swaps, forwards and put and call options: The Company enters into foreign currency swaps and forwards, purchases foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2004 and 2003, foreign currency swaps had a notional value of $49,262 and $0, respectively, and a fair value of $(5,902) and $0, respectively. As of December 31, 2004 and 2003 the average fair value for foreign currency derivatives was ($842) and $0, respectively in liability value. There were no realized gains and losses during the years 2004, 2003 and 2002.

Warrants: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2004 and 2003, the warrants had a notional value of $500 and a fair value of $208 and $534, respectively. As of December 31, 2004 and 2003, the average fair value of the warrants was $313 and $290, respectively. There were no realized gains and losses during the years 2004, 2003 and 2002.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of over-the-counter derivative contracts is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk.

Credit exposures are generally quantified daily and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee of the Board of Directors. The Company also maintains a policy of requiring all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

(f) CONCENTRATION OF CREDIT RISK

As of December 31, 2004, the Company had one fixed maturity that exceeded 10% of capital and surplus that was not the U.S. government or a government agency. The fixed maturity was designated NAIC investment grade. Further, the Company closely monitors concentrations and the potential impact of capital and surplus, should the issuer fail to perform according to the terms of the fixed maturity contract.

The carrying value, gross unrealized gain and estimated fair value of this fixed maturity was $133,765, $1,599, and $135,364, respectively.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                           December 31, 2004
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                     Statement        Unrealized       Unrealized          Fair
                                                       Value            Gains            Losses           Value
                                                     -------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. Government and government agencies and
 authorities:
  --Guaranteed and sponsored                         $   29,257        $    211         $    (98)       $   29,370
  --Guaranteed and sponsored -- asset backed            476,051           5,071           (1,180)          479,942
International governments                                41,802           4,721             (337)           46,186
Public utilities                                        326,596          15,503             (878)          341,221
All other corporate                                   2,700,917         161,356           (7,801)        2,854,472
All other corporate -- asset-backed                   1,784,676          49,546           (4,464)        1,829,758
Short-term investments                                  189,332              --               --           189,332
Parents, subsidiaries and affiliates                     26,725              --               --            26,725
                                                     -------------------------------------------------------------
        TOTAL BONDS AND SHORT-TERM INVESTMENTS       $5,575,356        $236,408         $(14,758)       $5,797,006
                                                     -------------------------------------------------------------

                                                                           December 31, 2004
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                                      Unrealized       Unrealized          Fair
                                                        Cost            Gains            Losses           Value
                                                     -------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                         $    5,346             558         $    (17)       $    5,887
Common stock -- affiliated                               36,884              --          (31,516)            5,368
                                                     -------------------------------------------------------------
                           TOTAL COMMON STOCKS       $   42,230        $    558         $(31,533)       $   11,255
                                                     -------------------------------------------------------------

                                                                           December 31, 2003
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                     Statement        Unrealized       Unrealized          Fair
                                                       Value            Gains            Losses           Value
                                                     -------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and
 authorities:
  --Guaranteed and sponsored                         $  107,943        $    605         $    (47)       $  108,501
  --Guaranteed and sponsored -- asset backed            529,528              --               --           529,528
States, municipalities and political
 subdivisions                                             5,560               7               (4)            5,563
International governments                                44,569           4,201              (13)           48,757
Public utilities                                        266,866          13,955             (625)          280,196
All other corporate                                   2,779,091         150,649           (5,014)        2,924,726
All other corporate -- asset-backed                   1,863,931           7,507           (3,293)        1,868,145
Short-term investments                                  111,118              --               --           111,118
Parents, subsidiaries and affiliates                     41,725              --               --            41,725
                                                     -------------------------------------------------------------
        TOTAL BONDS AND SHORT-TERM INVESTMENTS       $5,750,331        $176,924         $ (8,996)       $5,918,259
                                                     -------------------------------------------------------------

                                                                           December 31, 2003
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                                      Unrealized       Unrealized          Fair
                                                        Cost            Gains            Losses           Value
                                                     -------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                         $    4,807        $    376         $    (62)       $    5,121
Common stock -- affiliated                               36,884              --          (30,815)            6,069
                                                     -------------------------------------------------------------
                           TOTAL COMMON STOCKS       $   41,691        $    376         $(30,877)       $   11,190
                                                     -------------------------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2004 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                       Statement
                                                         Value          Fair Value
                                                       ---------------------------
MATURITY
One year or less                                       $  682,447       $  702,743
Over one year through five years                        2,339,182        2,435,441
Over five years through ten years                       1,865,432        1,942,201
Over ten years                                            688,295          716,621
                                                       ---------------------------
                                         TOTAL         $5,575,356       $5,797,006
                                                       ---------------------------

Bonds with a carrying value of $3,969 and $3,612 as of December 31, 2004 and 2003, respectively, were on deposit with various regulatory authorities as required.

(h) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's commercial mortgage loans during 2004 were 9.5% and 6.53%, respectively. During 2004, the Company did not reduce interest rates on any outstanding mortgage loans. The highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed or purchase money mortgages, was 55.9%. There were no taxes, assessments and any amounts advanced and not included in the mortgage loan total. As of December 31, 2004, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired loans with a related allowance for credit losses as of December 31, 2004 and 2003.

(i) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR (OTHER THAN MORTGAGE LOANS)

The total recorded investment in restructured loans, as of December 31, 2004 and 2003 was $1,207 and $968, respectively. The realized capital losses related to these loans, as of December 31, 2004 and 2003 were $157 and $0, respectively.

(j) REPURCHASE AGREEMENTS

For repurchase agreements, Company policies require a minimum of 102% of the fair value of securities purchased under repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in other liabilities. The Company had no repurchase agreements as of December 31, 2004 and 2003.

(k) FAIR VALUE OF FINANCIAL INSTRUMENTS ADMITTED ASSETS, LIABILITIES AND SURPLUS STATEMENT ITEMS:

                                                         2004                                2003
                                              ---------------------------------------------------------------
                                               Carrying        Estimated           Carrying        Estimated
                                                Amount         Fair Value           Amount         Fair Value
                                              ---------------------------------------------------------------
ASSETS
  Bonds and short-term investments            $5,575,356        5,797,006         $5,750,331        5,918,259
  Common stocks                                   11,255           11,255             11,190           11,190
  Preferred stocks                                    --               --                  4                4
  Policy loans                                   310,520          310,520            294,714          294,714
  Mortgage loans                                  69,626           78,851             95,737           95,737
  Derivative related assets                        1,397            1,397              7,418            7,418
  Other invested assets                           26,961           26,961             40,685           40,685
LIABILITIES
  Deposit funds and other benefits            $  121,745          121,745         $  100,128          100,128
  Derivative related liabilities                   5,780           31,011                 --            6,598
                                              ---------------------------------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value for bonds, short-term investments, preferred stocks and common stocks approximate those quotations published by the NAIC; policy and mortgage loan carrying amounts approximate fair value; fair value of derivative instruments, including swaps, issued caps, floors, futures, forward commitments and collars, are determined using a pricing model which is similar to external valuation models; investments in partnerships and trusts are based on external market valuations from partnership and trust management; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(l) JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets. The Company did not recognize any impairment write-downs for its investments in joint ventures, partnerships, or limited liability companies for the periods presented. There are no future commitments to joint ventures, partnerships or limited liability companies.

(m) SECURITIES LENDING

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2004 and 2003. As of December 31, 2004 and 2003, all collateral accepted was held in separate custodial accounts. As of December 31, 2004 and 2003, the fair value of the loaned securities was approximately $180,346 and $236,373, respectively, and was included in Cash and Short Term Investments. The cash collateral received as of December 31, 2004 and 2003 of approximately $183,321 and $240,331, respectively, was invested in short-term securities and was also included in fixed maturities, with a corresponding liability for the obligation to return the collateral recorded in other liabilities.

(n) SECURITY UNREALIZED LOSS AGING

The following table presents amortized cost, fair value, and unrealized losses for the Company's fixed maturity and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004.

                                                                     December 31, 2004
                                     ----------------------------------------------------------------------------------
                                            Less Than 12 Months                  12 Months or More             Total
                                     ----------------------------------------------------------------------------------
                                     Amortized     Fair     Unrealized   Amortized     Fair     Unrealized   Amortized
                                       Cost       Value       Losses       Cost       Value       Losses        Cost
                                     ----------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies and authorities
  -- guaranteed and
   sponsored                         $ 12,590    $ 12,492    $    (98)   $     --    $     --    $     --    $   12,590
  -- guaranteed and
   sponsored -- asset-backed          157,272     156,301        (971)      6,714       6,505        (209)      163,986
International governments                  --          --          --      10,517      10,180        (337)       10,517
Public utilities                       29,873      29,638        (235)     16,122      15,479        (643)       45,995
All other corporate
 including international              373,010     367,665      (5,345)     65,001      62,545      (2,456)      438,011
All other corporate --
 asset-backed                         423,586     419,730      (3,856)     26,610      26,002        (608)      450,196
                                     ----------------------------------------------------------------------------------
      TOTAL FIXED MATURITIES          996,331     985,826     (10,505)    124,964     120,711      (4,253)    1,121,295
Common stock -- unaffiliated               --          --          --         696         679         (17)          696
Common stock -- affiliated                 --          --          --      36,884       5,368     (31,516)       36,884
                                     ----------------------------------------------------------------------------------
                TOTAL EQUITY               --          --          --      37,580       6,047     (31,533)       37,580
                                     ----------------------------------------------------------------------------------
            TOTAL SECURITIES         $996,331    $985,826    $(10,505)   $162,544    $126,758    $(35,786)   $1,158,875
                                     ----------------------------------------------------------------------------------

                                 December 31, 2004
                              -----------------------
                                       Total
                              -----------------------
                                 Fair      Unrealized
                                Value        Losses
                              -----------------------
U.S. Gov't and Gov't
 agencies and authorities
  -- guaranteed and
   sponsored                  $   12,492    $    (98)
  -- guaranteed and
   sponsored -- asset-backed     162,806      (1,180)
International governments         10,180        (337)
Public utilities                  45,117        (878)
All other corporate
 including international         430,210      (7,801)
All other corporate --
 asset-backed                    445,732      (4,464)
                              -----------------------
      TOTAL FIXED MATURITIES   1,106,537     (14,758)
Common stock -- unaffiliated         679         (17)
Common stock -- affiliated         5,368     (31,516)
                              -----------------------
                TOTAL EQUITY       6,047     (31,533)
                              -----------------------
            TOTAL SECURITIES  $1,112,584    $(46,291)
                              -----------------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value on the Admitted assets, liabilities and surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2004, fixed maturities represented approximately 100% of the Company's total unrealized loss amount, which was comprised of approximately 220 different securities. The Company held no securities as of December 31, 2004 that were in an unrealized loss position in excess of $862. There were no fixed maturities or equity securities as of December 31, 2004, with a fair value less than 80% of the security's amortized cost for six continuous months other than certain ABS and CMBS accounted for under SSAP 43. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2004 that were deemed to be other-than-temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 200 securities of which 94%, or $9,823, were comprised of securities with fair value to amortized cost ratios at or greater than 90%.

The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2004 were comprised of 30 securities. Of the twelve months or more unrealized loss amount $3,502, or 82%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed due to changes in interest rates from the date of purchase.

The following table presents amortized cost, fair value and unrealized losses for the Company's fixed maturity and equity securities, excluding non-highly rated securitized financial assets with contractual cash flows, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003.

                                                                         December 31, 2003
                                          --------------------------------------------------------------------------------
                                                 Less Than 12 Months                 12 Months or More             Total
                                          --------------------------------------------------------------------------------
                                          Amortized     Fair     Unrealized   Amortized    Fair     Unrealized   Amortized
                                            Cost       Value       Losses       Cost       Value      Losses       Cost
                                          --------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                               $  4,055    $  4,008    $   (47)    $     --    $    --    $     --    $  4,055
States, municipalities and
 political subdivisions                      5,169       5,165         (4)          --         --          --       5,169
International governments                      337         324        (13)          --         --          --         337
Public utilities                             8,289       8,108       (181)       5,973      5,529        (444)     14,262
All other corporate including
 international                             162,756     157,796     (4,960)      10,084     10,030         (54)    172,840
All other corporate --
 asset-backed                               54,323      53,494       (829)      45,853     45,611        (242)    100,176
                                          --------------------------------------------------------------------------------
           TOTAL FIXED MATURITIES          234,929     228,895     (6,034)      61,910     61,170        (740)    296,839
Common stock -- unaffiliated                   212         193        (19)       2,486      2,443         (43)      2,698
Common stock -- affiliated                      --          --         --       36,884      6,069     (30,815)     36,884
                                          --------------------------------------------------------------------------------
                     TOTAL EQUITY              212         193        (19)      39,370      8,512     (30,858)     39,582
                                          --------------------------------------------------------------------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                               $235,141    $229,088    $(6,053)    $101,280    $69,682    $(31,598)   $336,421
                                          --------------------------------------------------------------------------------

                                     December 31, 2003
                                   ---------------------
                                           Total
                                   ---------------------
                                     Fair     Unrealized
                                    Value       Losses
                                   ---------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                        $  4,008    $    (47)
States, municipalities and
 political subdivisions               5,165          (4)
International governments               324         (13)
Public utilities                     13,637        (625)
All other corporate including
 international                      167,826      (5,014)
All other corporate --
 asset-backed                        99,105      (1,071)
                                   ---------------------
           TOTAL FIXED MATURITIES   290,065      (6,774)
Common stock -- unaffiliated          2,636         (62)
Common stock -- affiliated            6,069     (30,815)
                                   ---------------------
                     TOTAL EQUITY     8,705     (30,877)
                                   ---------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                        $298,770    $(37,651)
                                   ---------------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value on the Admitted assets, liabilities and surplus. The Company does not have any current plans to dispose of this investment.

There were no fixed maturities or equity securities as of December 31, 2003, with a fair value less than 80% of the security's amortized cost. As of December 31, 2003, fixed maturities represented approximately 99% of the Company's unrealized loss amount, which was comprised of approximately 70 different securities. As of December 31, 2003, the Company held no securities presented in the table above that were at an unrealized loss position in excess of $1,025.

The majority of the securities in an unrealized loss position for less than twelve months are depressed due to the rise in long-term interest rates. This group of securities was comprised of approximately 60 securities. Of the less than twelve months total unrealized loss amount $5,028, or 83%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. As of December 31, 2003, $5,253 of the less than twelve months total unrealized loss amount was comprised of securities in an unrealized loss position for less than six continuous months.

The securities depressed for twelve months or more were comprised of less than 15 securities. Of the twelve months or more unrealized loss amount $748, or 96%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%.

As of December 31, 2003, the sector in the greatest gross unrealized loss position for twelve months or more in the schedule above was the utilities sector, 100% of which was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 86%. The utilities sector remains adversely impacted by several events that primarily occurred in 2001 including the bankruptcy of Enron Corp., the decline in the energy trading industry and the regulatory, political and legal effect of the California utility crises. These events led to credit downgrades, which continue to negatively impact security price levels. Companies have begun to reduce leverage, selling various non-core businesses and have secured liquidity sources either through capital market issuances or bank lines to support cash flow needs. Improved credit fundamentals coupled with increased energy prices and demand should allow the price of these companies' securities to improve.

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2004 and 2003. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

4. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                              December 31,       December 31,
                                                                  2004               2003
                                                              -------------------------------
Total of all deferred tax assets (admitted and non-admitted)    $446,816           $423,715
Total of all deferred tax liabilities                            (29,360)           (57,848)
                                                              -------------------------------
Net deferred assets/(liability)                                  417,456            365,867
Net admitted deferred asset/(liability)                           97,105             55,301
                                                              -------------------------------
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                      $320,351           $310,566
                                                              -------------------------------
Increase (decrease) in deferred taxes non-admitted              $  9,785           $(53,963)
                                                              -------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance in this account. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2005 and 2006. The Company anticipates that, based on currently available information, this change will permanently eliminate the tax on this deferred income.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                       2004           2003          2002
                                                                     -------------------------------------
Federal                                                              $(87,470)      $(21,840)      $25,183
                                                                     -------------------------------------
Foreign                                                                    --          1,885         3,528
                                                                     -------------------------------------
Federal income tax on capital gains                                    23,483         21,940        23,053
                                                                     -------------------------------------
                               CURRENT INCOME TAXES INCURRED         $(63,987)      $  1,985       $51,764
                                                                     -------------------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                               December 31,       December 31,
                                                                   2004               2003            Change
                                                               ----------------------------------------------
Reserves                                                         $ 44,480           $ 23,627         $ 20,853
Fortis ceding commission                                               --             15,256          (15,256)
Tax DAC                                                           245,155            226,262           18,893
Bonds                                                               8,536             21,085          (12,549)
NOL carryforward/AMT credits                                      114,164            108,582            5,582
Software project deferral                                           2,763                 --            2,763
Other                                                              31,718             28,903            2,815
                                                               ----------------------------------------------
                             TOTAL DEFERRED TAX ASSETS           $446,816           $423,715         $ 23,101
                                                               ----------------------------------------------
                      DEFERRED TAX ASSETS NON-ADMITTED           $320,351           $310,566         $  9,785
                                                               ----------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                               December 31,       December 31,
                                                                   2004               2003            Change
                                                               ----------------------------------------------
Bonds                                                            $(15,793)          $(13,550)        $ (2,243)
Tax preferred investments                                              --            (29,655)          29,655
Accrued deferred compensation                                      (1,710)              (102)          (1,608)
Software project deferral                                              --             (1,121)           1,121
Deferred and uncollected                                          (11,237)           (10,234)          (1,003)
Other                                                                (620)            (3,186)           2,566
                                                               ----------------------------------------------
                        TOTAL DEFERRED TAX LIABILITIES           $(29,360)          $(57,848)        $ 28,488
                                                               ----------------------------------------------

                                                               December 31,       December 31,
                                                                   2004               2003            Change
                                                               ----------------------------------------------
Total deferred tax assets                                        $446,816           $423,715         $ 23,101
Total deferred tax liabilities                                    (29,360)           (57,848)          28,488
                                                               ----------------------------------------------
Net deferred tax asset (liability)                               $417,456           $365,867           51,589
                                                               ----------------------------------------------
Change in net deferred income tax                                                                    $ 51,589
                                                               ----------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations After Dividends to Policyholders for the following reasons:

                                                      Effective                  Effective                   Effective
                                                         Tax                        Tax                         Tax
                                            2004        Rate            2003       Rate            2002        Rate
                                          ----------------------------------------------------------------------------
Tax provision at statutory rate           $  67,442      35.0%        $ 96,886      35.0%        $ (71,865)    (35.0)%
Tax preferred investments                   (78,652)    (40.8)%        (69,159)    (25.0)%         (64,562)    (31.4)%
Unrealized gains/(losses)                    (5,367)     (2.8)%             --        --                --        --
IMR adjustment                                 (369)     (0.2)%             --        --                --        --
1998-2001 IRS audit                        (102,502)    (53.2)%             --        --                --        --
Other                                         3,872       2.0%           2,741       1.0%           (3,208)     (1.6)%
                                          ----------------------------------------------------------------------------
                            TOTAL         $(115,576)    (60.0)%       $ 30,468      11.0%        $(139,635)    (68.0)%
                                          ----------------------------------------------------------------------------

                                                      Effective                  Effective                   Effective
                                                         Tax                        Tax                         Tax
                                            2004        Rate            2003       Rate            2002        Rate
                                          ----------------------------------------------------------------------------
Federal and foreign income tax
 incurred                                 $ (63,987)    (33.2)%       $  1,985       0.7%        $  51,764      25.2%
Change in net deferred income
 taxes                                      (51,589)    (26.8)%         28,483      10.3%         (191,399)    (93.2)%
                                          ----------------------------------------------------------------------------
     TOTAL STATUTORY INCOME TAXES         $(115,576)    (60.0)%       $ 30,468      11.0%        $(139,635)    (68.0)%
                                          ----------------------------------------------------------------------------

(e) As of December 31, 2004, the Company had no operating loss carry forwards.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2004                   $         7,825
2003                   $         1,985

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

5. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were included in this reinsurance arrangement beginning in the first quarter of 2002 and, as such, the amounts ceded to RGA have increased.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the company to the reinsurer, and for which such obligation is not presently accrued is $219,998 in 2004, an increase of $9,069 from the 2003 balance of $210,929. The total amount of reinsurance credits taken for this agreement is $338,458 in 2004, an increase of $13,953 from the 2003 balance of $324,505.

On June 30, 2003, the Company recaptured a block of business previously reinsured with an unaffiliated reinsurer. Under this treaty, the Company reinsured a portion of the guaranteed minimum death benefit feature associated with certain of its annuity contracts. As consideration for recapturing the business and final settlement under the treaty, the Company has received assets valued at approximately $20,073 and 500 thousand warrants exercisable for the unaffiliated company's stock. Prospectively, as a result of the recapture, the Company will be responsible for all of the remaining and ongoing risks associated with the GMDB's related to this block of business. As of December 31, 2002, the Company established a liability for reinsurance in unauthorized companies of $36,926 related to this reinsurer.

Effective July 7, 2003, the Company entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, the Company will automatically cede 100% of the guaranteed minimum withdrawal benefits incurred on variable annuity contracts that were otherwise not reinsured. As of December 31, 2004 and 2003, the amount of ceded premiums was $33,947 and $3,612, respectively, and the reserve credit taken was $37,018 and $3,680, respectively.

The amount of reinsurance recoverables from reinsurers was $15,488 and $16,578 at December 31, 2004 and 2003, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                             Direct           Assumed              Ceded              Net
                                           ------------------------------------------------------------------
2004
Aggregate Reserves for Life and Accident
 and Health Policies                       $ 5,626,098       $1,483,460         $  (948,528)      $ 6,161,030
Policy and Contract Claim Liabilities      $    21,331       $   14,491         $    (8,942)      $    26,880
Premium and Annuity Considerations         $11,712,335       $  259,653         $  (352,200)      $11,619,788
Death, Annuity, Disability and Other
 Benefits                                  $   196,436       $  113,044         $   (40,442)      $   269,038
Surrenders and Other Fund Withdrawals      $ 6,150,801       $  584,474         $(1,300,184)      $ 5,435,091

                                             Direct           Assumed              Ceded              Net
                                           ------------------------------------------------------------------
2003
Aggregate Reserves for Life and Accident
 and Health Policies                       $ 5,671,324       $1,511,423         $  (761,273)      $ 6,421,474
Policy and Contract Claim Liabilities      $    22,699       $   14,201         $    (9,066)      $    27,834
Premium and Annuity Considerations         $12,173,716       $  287,413         $  (345,423)      $12,115,706
Death, Annuity, Disability and Other
 Benefits                                  $   165,828       $  114,575         $   (37,015)      $   243,388
Surrenders and Other Fund Withdrawals      $ 4,904,307       $  546,275         $(1,071,759)      $ 4,378,823

                                             Direct           Assumed              Ceded              Net
                                           ------------------------------------------------------------------
2002
Aggregate Reserves for Life and Accident
 and Health Policies                       $ 5,566,253       $1,511,752         $  (946,667)      $ 6,131,338
Policy and Contract Claim Liabilities      $    26,680       $   15,825         $    (8,649)      $    33,856
Premium and Annuity Considerations         $ 8,401,771       $  371,175         $(4,146,116)      $ 4,626,830
Death, Annuity, Disability and Other
 Benefits                                  $   138,864       $  114,019         $   (25,083)      $   227,800
Surrenders and Other Fund Withdrawals      $ 4,436,989       $  766,314         $  (459,359)      $ 4,743,944

6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31, 2004 and 2003:

                                                                     December 31,       December 31,
                                                                         2004               2004
                                                                     -------------------------------
                                                                                           Net of
                                                                        Gross             Loading
                                                                     -------------------------------
TYPE
Ordinary New Business                                                  $ 2,856            $ 3,339
Ordinary Renewal                                                        18,614             29,980
Group Life                                                                  37                 68
                                                                     -------------------------------
                                                       TOTAL           $21,507            $33,387
                                                                     -------------------------------

                                                                     December 31,       December 31,
                                                                         2003               2003
                                                                     -------------------------------
                                                                                           Net of
                                                                        Gross             Loading
                                                                     -------------------------------
TYPE
Ordinary New Business                                                  $ 2,414            $ 2,831
Ordinary Renewal                                                        16,253             25,079
Group Life                                                                  45                 80
                                                                     -------------------------------
                                                       TOTAL           $18,712            $27,990
                                                                     -------------------------------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. The terms of the settlement require that these amounts be settled generally within 30 days.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The Hartford Financial Services Group ("The Hartford"), intercompany asset sale transactions were executed in March and April 2003. The transactions resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to Hartford Life and Accident Insurance Company, Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company for cash equal to the fair value of the securities as of the effective date of the sales. The transfer re-deployed to the Life subsidiaries desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred in March and April 2003 were $140 million and $413 million, respectively.

For additional information, see Notes 4, 5 and 8.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $31,786, $8,599 and $4,357 for 2004, 2003 and 2002, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2004, 2003 or 2002.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In 2003, The Hartford allocated 0.5% of base salary to the plan for each eligible employee. Beginning in 2004, the floor company contribution for eligible employees was increased to 1.5%. The cost to the Company for the above-mentioned plan was approximately $3.8 million, $2.7 million and $2.5 million in 2004, 2003 and 2002, respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31(st) or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends paid or declared in 2004, 2003 or 2002. The amount available for dividend in 2005 is approximately $0.

The portion of unassigned funds (surplus) reduced by each item below as of December 31, is as follows:

                                                                  2004               2003
                                                              -------------------------------
Unrealized gains and losses                                    $ (46,387)         $ (32,805)
Nonadmitted asset values                                       $(351,559)         $(334,593)
Asset valuation reserves                                       $ (30,117)         $ (16,542)
Reinsurance in unauthorized companies                          $    (222)         $     (76)

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $62.9 billion and $52.2 billion as of December 31, 2004 and 2003, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $904 million, $626 million and $518 million for the years ended December 31, 2004, 2003 and 2002, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2004 is as follows:

                                                                                  Total
                                                                               -----------
 1.  Premiums considerations or deposits for the year ended 2004               $ 8,453,455
                                                                               -----------
 2.  Reserves @ year end
      I.  For accounts with assets at:
          Market value                                                         $61,093,263
                                                                               -----------
          Total reserves                                                       $61,093,263
                                                                               -----------
     II.  By withdrawal characteristics:
          Subject to discretionary withdrawal                                       67,071
          Market value                                                          60,925,462
                                                                               -----------
          Subtotal                                                              60,992,533
          Not subject to discretionary withdrawal                                  100,730
                                                                               -----------
                                                                 TOTAL         $61,093,263
                                                                               -----------

11. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

The Company is or may become involved in various legal actions in the ordinary course of its business, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company.

BROKER COMPENSATION LITIGATION--In June 2004, The Hartford received a subpoena from the New York Attorney General's Office in connection with its inquiry into compensation arrangements between brokers and carriers. In mid-September 2004 and subsequently, The Hartford has received additional subpoenas from the New York Attorney General's Office, which relate more specifically to possible anti-competitive activity among brokers and insurers. In October through December 2004, The Hartford received subpoenas or other information requests from Attorneys General and regulatory agencies in more than a dozen jurisdictions regarding broker compensation and possible anti-competitive activity. The Hartford may receive additional subpoenas and other information requests from Attorneys General or other regulatory agencies regarding similar issues. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to The Hartford's underwriting practices with respect to legal professional liability insurance. In addition, The Hartford has received a request for information from the New York Attorney General's Office concerning The Hartford's compensation arrangements in connection with the administration of workers compensation plans. The Hartford intends to continue cooperating fully with these investigations, and is conducting an internal review, with the assistance of outside counsel, regarding the issues under investigation.

On October 14, 2004, the New York Attorney General's Office filed a civil complaint (the "NYAG Complaint") against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh"). The complaint alleges, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford is not joined as a defendant in the action. Although no regulatory action has been initiated against The Hartford in connection with the allegations described in the civil complaint, it is possible that the New York Attorney General's Office or one or more other regulatory agencies may pursue action against The Hartford or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on the Company. Since the filing of the NYAG Complaint, several private actions have been filed against The Hartford asserting claims arising from the allegations of the NYAG Complaint. The Hartford and the individual defendants dispute the allegations and intend to defend these actions vigorously.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Company continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $1,268 and was refunded $2 in 2004 and 2003, respectively, of which $762 increased and $1 decreased in 2004 and 2003, respectively, the creditable amount against premium taxes.

(c) LEASES

As discussed in Note 8, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to The Hartford for space occupied by The Hartford's life insurance companies was $16,738 and $8,164 in 2004 and 2003, respectively. Future minimum rental commitments are as follows:

2005                   $        13,657
2006                            12,673
2007                            11,220
2008                             9,588
2009                             8,274
Thereafter                       8,958
                       ---------------
Total                  $        64,370
                       ---------------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to $5,574 and $3,195 in 2004 and 2003, respectively.

(d) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). During 2004, the IRS completed its examination and issued its Revenue Agents Report for the 1998-2001 tax years. The IRS and the Company agreed upon all adjustments, and as a result, the Company booked a $102,502 tax benefit to reflect the impact of the audit settlement on tax years prior to 2004. The benefit relates primarily to the separate account DRD and interest. The IRS is expected to begin its audit of the 2002-2004 tax years sometime in 2005. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years.

                                     *****

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (2)  Not applicable.

     (3)  (a) Principal Underwriter Agreement.(2)

          (b) Form of Dealer Agreement.(2)

     (4)  Form of Individual Flexible Premium Variable Annuity Contract.(3)

     (5)  Form of Application.(3)

     (6)  (a) Articles of Incorporation of Hartford.(4)

          (b) Bylaws of Hartford.(4)

     (7)  Form of Reinsurance Agreement.(5)

     (8)  Form of Fund Participation Agreement.(6)

     (9) Opinion and Consent of Christopher M. Grinnell, Counsel and Assistant Vice President.

     (10) Consent of Deloitte & Touche LLP.

     (11) No financial statements are omitted.

     (12) Not applicable.

     (99) Copy of Power of Attorney.

---------------
     (1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-80732, dated May 1, 1995.
     (2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-80732, dated May 1, 1996.
     (3) Incorporated by reference to the initial filing to the Registration Statement File No. 333-69491, filed on December 22, 1998.
     (4) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-69487, filed on April 9, 2001.
     (5) Incorporated by reference to Post-Effective Amendment No. 27, to the Registration Statement File No. 33-73570, filed on April 12, 1999.
     (6) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 333-70153, filed on August 25, 2000.

Item 25.  Directors and Officers of the Depositor

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
David G. Bedard                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Senior Vice President and Deputy Chief Financial Officer
-------------------------------------------- -------------------------------------------------------------------------
Richard G. Costello                          Vice President and Secretary
-------------------------------------------- -------------------------------------------------------------------------
Rochelle S. Cummings                         Vice President
-------------------------------------------- -------------------------------------------------------------------------
James Davey                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles J. DiVencenzo, Jr.                   Vice President
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Christopher M. Grinnell                      Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Susan M. Hess                                Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
George R. Jay                                Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael L. Kalen                             Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Thomas P. Kalmbach                           Assistant Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Deborah Koltenuk                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
-------------------------------------------- -------------------------------------------------------------------------
Kenneth A. McCullum                          Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President and Chief Accounting Officer*
-------------------------------------------- -------------------------------------------------------------------------
Jonathan L. Mercier                          Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Peter J. Michalik                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
John J. Mittelstadt                          Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Marianne O'Doherty                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Wade A. Seward                               Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
James E. Trimble                             Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Charles N. Vest                              Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Eric H. Wietsma                              Assistant Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Executive Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, Connecticut 06115.

*Denotes election to Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant. Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-119414, filed March 31, 2005.

Item 27.  Number of Contract Owners

          As of January 31, 2005, there were 37,818 Contract Owners.

Item 28. Indemnification

         Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to
         Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

         Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

         1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

             A.  conducted himself in good faith;
             B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and
             C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

         2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

         In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

             A.  conducted himself in good faith;
             B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and
             C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

         Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

           (a) HSD acts as principal underwriter for the following investment companies:

           Hartford Life Insurance Company - Separate Account One
           Hartford Life Insurance Company - Separate Account Two
           Hartford Life Insurance Company - Separate Account Two
                (DC Variable Account I)
           Hartford Life Insurance Company - Separate Account Two (DC Variable
                Account II)
           Hartford Life Insurance Company - Separate Account Two (QP Variable
                Account)
           Hartford Life Insurance Company - Separate Account Two (Variable
                Account "A")
           Hartford Life Insurance Company - Separate Account Two (NQ Variable
                Account)
           Hartford Life Insurance Company - Separate Account Ten
           Hartford Life Insurance Company - Separate Account Three
           Hartford Life Insurance Company - Separate Account Five
           Hartford Life Insurance Company - Separate Account Seven
           Hartford Life Insurance Company - Separate Account Eleven
           Hartford Life Insurance Company - Separate Account Twelve
           Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
           Hart Life Insurance Company - Separate Account Two
           American Maturity Life Insurance Company - Separate Account AMLVA American Maturity Life Insurance Company - Separate Account One Nutmeg Life Insurance Company - Separate Account One
           Servus Life Insurance Company - Separate Account One
           Servus Life Insurance Company - Separate Account Two

           (b)  Directors and Officers of HSD

                                          POSITIONS AND OFFICES
               NAME                          WITH  UNDERWRITER
               ----                        ---------------------
          David A. Carlson          Senior Vice President and Deputy
                                    Chief Financial Officer
          Richard G. Costello       Vice President and Secretary
          George R. Jay             Chief Broker-Dealer Compliance Officer
          Stephen T. Joyce          Vice President
          Thomas M. Marra           President, Chief Executive Officer and
                                    Chairman of the Board, Director
          Martin A. Swanson         Vice President
          John C. Walters           Executive Vice President, Director
          Neal S. Wolin             Executive Vice President and General Counsel
          Lizabeth H. Zlatkus       Director


          Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, Connecticut 06115.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 29th day of April, 2005.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT THREE
     (Registrant)

By:  Thomas M. Marra                                 *By: /s/ Marianne O'Doherty
    --------------------------------------------          ----------------------
     Thomas M. Marra, President, Chief Executive              Marianne O'Doherty
     Officer and Chairman of the Board*                       Attorney-in-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
     (Depositor)

By:  Thomas M. Marra
    --------------------------------------------
     Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Michael L. Kalen, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*    *By: /s/ Marianne O'Doherty
Ernest M. McNeill, Jr., Vice President & Chief            ----------------------
     Accounting Officer*                                      Marianne O'Doherty
John C. Walters, Executive Vice President, Director*          Attorney-in-Fact
Lizabeth H. Zlatkus, Executive Vice President and
     Chief Financial Officer, Director*              Date: April 29, 2005
David M. Znamierowski, Executive Vice President &
     Chief Investment Officer, Director*



333-69491

                                  EXHIBIT INDEX

(9) Opinion and Consent of Christopher M. Grinnell, Counsel and Assistant Vice President.

(10)     Consent of Deloitte & Touche LLP.

(99)     Copy of Power of Attorney.